File Nos.   333-82329
                                                                       811-05618
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 5                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
            Amendment  No.   111                                           (X)

                       (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -----------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------------
        (Name  of  Depositor)


     5701 Golden Hills Drive,  Minneapolis,  MN                           55416
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (763)  765-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416


It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     __x__  on May 1, 2002  pursuant to  paragraph  (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (data) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts

                                     PART A


                            THE USALLIANZ ALTERITY TM

                            VARIABLE ANNUITY CONTRACT

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA



This prospectus describes a variable deferred annuity contract issued by Allianz Life Insurance Company of North America (Allianz Life).

The annuity offers the Investment Options listed below, and a Fixed Account of Allianz Life. You can select up to 10 investment choices (which include any of the Investment Options and the Fixed Account). The Fixed Account may not be available in your state.


AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCE CAPITAL
USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund


DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio


DREYFUS
Dreyfus Small Cap Stock Index Fund
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund*
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund*
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
USAZ Oppenheimer Emerging Growth Fund

PIMCO
PIMCO VIT High Yield Portfolio*
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return  Portfolio*
USAZ PIMCO Growth and Income Fund
USAZ PIMCO Renaissance Fund
USAZ PIMCO Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund*

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund*
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund


*The Investment Option name has changed as of the date of this prospectus as follows:


CURRENT NAME                             PREVIOUS NAME
Franklin Small Cap Value Securities Fund Franklin Value Securities Fund
Templeton Foreign Securities Fund        Templeton International Securities Fund
PIMCO VIT High Yield Portfolio           PIMCO VIT High Yield Bond Portfolio
PIMCO VIT Total Return Portfolio         PIMCO VIT Total Return Bond Portfolio
USAZ Money Market Fund                   AZOA Money Market Fund
USAZ Van Kampen Emerging Growth Fund     USAZ American Growth Fund



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 43 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297.


THE VARIABLE ANNUITY CONTRACTS INVOLVE CERTAIN RISKS, AND YOU MAY LOSE MONEY. THE CONTRACTS:

o   are not bank deposits

o   are not federally insured

o   are not endorsed by any bank or government agency

o   are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: May 1, 2002.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

Index of Terms                                            4

Summary                                                   5

Fee Table                                                 7


1.The Variable Annuity Contract                          18

     Ownership                                           18
         Contract Owner                                  18
         Joint Owner                                     18
         Annuitant                                       18
         Beneficiary                                     19
         Assignment                                      19

2. Annuity Payments (The Payout Phase)                   19

     Income Date                                         19
     Annuity Payments                                    19
     Annuity Options                                     19
     Guaranteed Minimum Income Benefits
      (GMIB) - Annuity Income Protection                 21

3. Purchase                                              22

     Purchase Payments                                   22
     Automatic Investment Plan                           22
     Allocation of Purchase Payments                     22
     Tax-Free Section 1035 Exchanges                     23
     Faxed Applications                                  23
     Free Look                                           23
     Accumulation Units                                  23

4. Investment Options                                    24

     Substitution and Limitation on
     Further Investments                                 28
     Transfers                                           29
     Dollar Cost Averaging Program                       30
     Flexible Rebalancing                                30
     Financial Advisers - Asset
         Allocation Programs                             31
     Voting Privileges                                   31
     Substitution                                        31

5. Expenses                                              31

     Insurance Charges                                   31
         Mortality and Expense Risk Charge               31
         Administrative Charge                           32
         Distribution Expense Charge                     32
     Contract Maintenance Charge                         32
     Contingent Deferred Sales Charge                    32
     Partial Withdrawal Privilege                        33
           Waiver of Contingent Deferred
         Sales Charge Benefits                           33
      Reduction or Elimination of the
     Contingent Deferred Sales Charge                    33
     Commutation Fee                                     33
     Transfer Fee                                        34
     Premium Taxes                                       34
     Income Taxes                                        34
     Investment Option Expenses                          34

6. Taxes                                                 34

    Annuity Contracts in General                         34
    Qualified and Non-Qualified Contracts                34
    Multiple Contracts                                   35
    Partial 1035 Exchanges                               35
    Withdrawals-- Non-Qualified Contracts                35
    Withdrawals-- Qualified Contracts                    36
    Withdrawals-- Tax-Sheltered Annuities                36
    Death Benefits                                       36
    Diversification                                      37

7. Access to Your Money                                  37

    Systematic Withdrawal Program                        37
    Minimum Distribution Program                         38
    Suspension of Payments or Transfers                  38

8. Performance and Illustrations                         38

9. Death Benefit                                         39

    Upon Your Death                                      39
        Guaranteed Minimum Death Benefits (GMDB)
               - Death Benefit Protection                39
       The Traditional Guaranteed Minimum
               Protection Benefit                        40
        The Enhanced Guaranteed Minimum
               Death Benefit                             40
       The Earnings Protection Guaranteed
           Minimum Death Benefit                         40
    Death Benefit Options                                41
    Death of Annuitant                                   42

10. Other Information                                    42

    Allianz Life                                         42
    The Separate Account                                 42
    Distribution                                         42
    Additional Credits for Certain Groups                43
    Administration                                       43
    Financial Statements                                 43

Table of Contents of the Statement of
Additional Information                                   43

Privacy Notice                                           44

Appendix A - Examples                                    45

Appendix B - Condensed Financial
Information                                              51


INDEX OF TERMS
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.


                                                Page                                                                        Page

Accumulation Phase .........................    18                              Income Date ............................    19

Accumulation Unit ..........................    23                              Investment Option ......................    24

Annuitant ..................................    18                              Joint Owner.............................    18

Annuity Options ............................    19                              Non-Qualified...........................    34

Annuity Payments ...........................    19                              Payout Phase............................    19

Annuity Unit ...............................    23                              Purchase Payment .......................    22

Beneficiary ................................    19                              Qualified ..............................    34

Contract ...................................    18                              Tax Deferral ...........................    34

Contract Owner .............................    18

Fixed Account ..............................    18


SUMMARY
--------------------------------------------------------------------------------


The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life provides a means for investing on a tax-deferred basis in the Investment Options and the Allianz Life Fixed Account. The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). You can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together,
Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase). THE ENHANCED GMIB, ENHANCED GMDB AND EARNINGS PROTECTION GMDB MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.


You can purchase the Contract as a Non-Qualified Contract. You may also purchase the Contract as a Qualified Contract of a plan or type that is currently issued by the company with monies deemed qualified as determined by the Internal Revenue Code. This would include but may not be limited to Roth and Traditional Individual Retirement Accounts (IRA) and Simplified Employee Pension (SEP) contracts.

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs.

We currently do not permit Contract owners to borrow money from us using the Contract as security for the loan.

Some Contract features may not be available in all states.


ANNUITY PAYMENTS: If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Investment Options or both. If you choose to have any part of your payments come from the Investment Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options. This product offers guaranteed income protection through either the Traditional GMIB or the Enhanced GMIB. To receive the Traditional or Enhanced GMIB annuity income benefit:


1. your Income Date must be within 30 days following a Contract anniversary beginning with the seventh Contract anniversary;

2. you must elect to receive payments from Allianz Life's general account (fixed annuity payments),

3. payments will be based on "guaranteed" payout rates; and

4. if you select an Annuity Option which provides for a period certain, the period must be for at least 10 years.


PURCHASE: You can buy the Contract with $5,000 or more. You can add $250 or more any time you like during the Accumulation Phase. In some states, the addition of premium may be restricted to the first contract year. See Section 3 - "Purchase
- Allocation of Purchase Payments."

INVESTMENT OPTIONS: You can put your money in the Investment Options and/or you can invest in the Allianz Life Fixed Account. The investment returns on the Investment Options are not guaranteed. You can lose money. You can make transfers between Investment Options.

EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. During the Accumulation Phase, Allianz Life currently waives this charge if the value of your Contract is at least $100,000.


Allianz Life deducts a mortality and expense risk charge which varies depending upon the death and income benefits you choose. Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in an Investment Option. The table that follows shows the combinations available to you and their total insurance charges if you have purchased the Contract or elected the Earnings Protection GMDB on or after November 5, 2001. The charges are calculated as a percentage of the average daily value of the Contract Value invested in the Investment Options.

SEPARATE ACCOUNT ANNUAL EXPENSES:*
                                             CHARGES FOR            CHARGES FOR
                                            CONTRACT WITH          CONTRACT WITH
                                          TRADITIONAL GMIB         ENHANCED GMIB
         Traditional Guaranteed Minimum
         Death Benefit                          1.40%                  1.70%

         Earnings Protection Guaranteed
         Minimum Death Benefit                  1.60%                  1.90%

         Enhanced Guaranteed Minimum
         Death Benefit                          1.70%                  1.90%

*The Traditional and Enhanced GMIB, Enhanced GMDB and Earnings Protection GMDB may not be available in all states.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 7% in the first year and declines to 0% after 5 years.

You can currently make 12 free transfers each year. After that, Allianz Life deducts a $25 transfer fee for each additional transfer.


Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (e.g., municipalities). Premium taxes typically range from 0% to 3% of the Purchase Payment or Contract value, depending on the state or governmental entity. Allianz Life, when applicable, currently withholds premium tax charges when you die, when annuity payments begin, or when you make a complete withdrawal, whichever comes first. Allianz Life reserves the right to change this practice in the future.

Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2001 these expenses and fees ranged on an annual basis, from 0.57% to 1.82% of the average daily value of the Investment Option after reimbursement.

We will pay sales commissions to broker/dealers who sell the Contracts. For a discussion of these arrangements, see "Distribution."


TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out. Under certain circumstances, you can also take money out during the Payout Phase if you select Annuity Option 2, 4 or 6 on a variable payout basis. Money you take out during the Payout Phase is subject to a commutation fee. Limits on withdrawals may apply to certain Qualified Contracts.

DEATH BENEFIT: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit depends on whether you select the Traditional GMDB, the Enhanced GMDB, or the Earnings Protection GMDB which is available if you purchase the Contract on or after November 5, 2001, and if you are age 75 or younger.

You may also elect the Earnings Protection GMDB

o if it is available in your state

o if you purchased the contract prior to November 5, 2001 with the Traditional Death Benefit; and

o if you were 75 years old or younger at the time of purchase.

You must make this election within 60 days of notice. You can make this election by returning and signing an election form we send you. Your charges will increase as set forth in the Fee Table and Section 5 - Expenses. We will increase the number of Accumulation Units in your Contract on the effective date of the change to keep the Contract Value unchanged.

FREE-LOOK: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). Allianz Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an individual retirement annuity, Allianz Life will refund the Purchase Payment.

PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. SEE "PRIVACY NOTICE."

INQUIRIES:  If  you  have  any  questions  about  your  Contract  or  need  more information, please contact us at:

            USAllianz Service Center
            300 Berwyn Park
            P.O. Box 3031
            Berwyn, PA 19312-0031
            (800) 624-0197

FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Investment Options. Taxes, including premium tax charges, also may apply, although they do not appear in the table.


CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)

            NUMBER OF COMPLETE CONTRACT YEARS
             SINCE RECEIPT OF PURCHASE PAYMENT      CHARGE
             ---------------------------------------------
                             0                        7%
                             1                        6%
                             2                        5%
                             3                        4%
                             4                        3%
                      5 years or more                 0%

Commutation Fee**

(as a percentage of amount liquidated under Annuity Option 2 or 4)( as a percentage of amount liquidated under Annuity Option 6)

                        YEARS SINCE                                NUMBER OF COMPLETE CONTRACT YEARS
                        INCOME DATE               CHARGE            SINCE RECEIPT OF PURCHASE PAYMENT    CHARGE
                     -----------------------------------            -------------------------------------------
                            0-1                     5%                             0                        7%
                            1-2                     4%                             1                        6%
                            2-3                     3%                             2                        5%
                            3-4                     2%                             3                        4%
                          over 4                    1%                             4                        3%
                                                                            5 years or more                 0%


Transfer Fee........................You will always be allowed at least 12 free transfers in any contract year.For transfers in excess of the free transfers permitted, the maximum Transfer Fee will be $25. Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not currently counted.

CONTRACT MAINTENANCE CHARGE***............$40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)

                                                         CHARGES FOR CONTRACT                   CHARGES FOR CONTRACT
                                                         WITH TRADITIONAL GMIB                    WITH ENHANCED GMIB
                                                       M&E      Admin.     Total                M&E     Admin.    Total
                                                      Charge    Charge    Charge              Charge    Charge   Charge
Traditional Guaranteed Minimum Death Benefit           1.25%      .15%     1.40%               1.55%     .15%     1.70%
Earnings Protection Guaranteed Minimum Death Benefit   1.45%      .15%     1.60%               1.75%     .15%     1.90%
Enhanced Guaranteed Minimum Death Benefit              1.55%      .15%     1.70%               1.75%     .15%     1.90%


* Each year, on a cumulative basis (minus any previous withdrawals you make which are not subject to a contingent deferred sales charge), you may make partial withdrawals of up to 10% of total Purchase Payments and no contingent deferred sales charge will be assessed. See "Access to Your Money" for additional options.

** Commutation Fee may not be applicable in all states.

*** During the Accumulation Phase, the charge is waived if the value of your Contract is at least $100,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $100,000, the charge is waived on all of your Contracts.

INVESTMENT OPTION ANNUAL EXPENSES NET OF WAIVERS/REIMBURSEMENTS
--------------------------------------------------------------------------------


(as a percentage of an Investment Option's average daily net assets for the most
recent  fiscal  year.)  See  the  Investment   Option   prospectuses   for  more
information.*



                                                  MANAGEMENT           12B-1               OTHER        TOTAL INVESTMENT
INVESTMENT OPTION                                    FEES              FEES**            EXPENSES        OPTION EXPENSES
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund1                             .75%            .25%                .10%               1.10%
USAZ AIM Blue Chip Fund1                               .80%            .25%                .10%               1.15%
USAZ AIM Dent Demographic Trends Fund1                 .85%            .25%                .10%               1.20%
USAZ AIM International Equity Fund1                    .90%            .25%                .10%               1.25%
USAZ Alliance Capital Growth and Income Fund1          .85%            .25%                 --                1.10%
USAZ Alliance Capital Large Cap Growth Fund1           .85%            .25%                 --                1.10%
USAZ Alliance Capital Technology Fund1                1.00%            .25%                 --                1.25%
Davis VA Financial Portfolio2                          .75%             --                 .25%               1.00%
Davis VA Value Portfolio                               .75%             --                 .12%                .87%
Dreyfus Small Cap Stock Index Fund - Service Shares1   .35%            .25%                 --                 .60%
Dreyfus Stock Index Fund - Service Shares              .25%            .25%                .07%                .57%
Franklin Global Communications Securities Fund
 - Class 23/4                                          .52%            .25%                .03%                .80%
Franklin Growth and Income Securities Fund - Class 23/4.48%            .25%                .03%                .76%
Franklin High Income Fund - Class 23/4                 .57%            .25%                .05%                .87%
Franklin Income Securities Fund - Class 23/4           .49%            .25%                .04%                .78%
Franklin Large Cap Growth Securities Fund - Class 23/4 .75%            .25%                .03%               1.03%
Franklin Real Estate Fund - Class 23/4                 .56%            .25%                .03%                .84%
Franklin Rising Dividends Securities Fund
 - Class 23/4/5                                        .74%            .25%                .02%               1.01%
Franklin Small Cap Fund - Class 23/5                   .45%            .25%                .31%               1.01%
Franklin Small Cap Value Securities Fund - Class 23/5  .57%            .25%                .20%               1.02%
Franklin U.S. Government Fund - Class 23/4             .51%            .25%                .02%                .78%
Franklin Zero Coupon Fund 2005 - Class 14              .63%             --                 .05%                .68%
Franklin Zero Coupon Fund 2010 - Class 14              .63%             --                 .05%                .68%
Mutual Discovery Securities Fund - Class 23            .80%            .25%                .22%               1.27%
Mutual Shares Securities Fund - Class 23               .60%            .25%                .19%               1.04%
Templeton Developing Markets Securities Fund
 - Class 23                                           1.25%            .25%                .32%               1.82%
Templeton Foreign Securities Fund - Class 23/5         .68%            .25%                .22%               1.15%
Templeton Growth Securities Fund - Class 23/4          .80%            .25%                .05%               1.10%
USAZ Templeton Developed Markets Fund1                 .88%            .25%                .12%               1.25%
Jennison 20/20 Focus Portfolio - Class 21              .75%            .25%                .33%               1.33%
SP Jennison International Growth Portfolio - Class 26  .85%            .25%                .54%               1.64%
SP Strategic Partners Focused Growth Portfolio
 - Class 26                                            .90%            .25%                .26%               1.41%
Oppenheimer Global Securities Fund/VA                  .64%             --                 .06%                .70%
Oppenheimer High Income Fund/VA                        .74%             --                 .05%                .79%
Oppenheimer Main Street Growth & Income Fund/VA        .68%             --                 .05%                .73%
USAZ Oppenheimer Emerging Growth Fund1                 .85%            .25%                .15%               1.25%
PIMCO VIT High Yield Portfolio - Admin. Class7         .25%             --                 .50%                .75%
PIMCO VIT StocksPLUS Growth and  Income Portfolio
 - Admin. Class 7                                      .40%             --                 .27%                .67%
PIMCO VIT Total Return Portfolio- Admin. Class 7       .25%             --                 .40%                .65%
USAZ PIMCO Growth and Income Fund1                     .75%            .25%                .10%               1.10%
USAZ PIMCO Renaissance Fund1                           .75%            .25%                .10%               1.10%
USAZ PIMCO Value Fund1                                 .75%            .25%                .10%               1.10%
Seligman Small-Cap Value Portfolio - Class 18         1.00%             --                 .19%               1.19%
USAZ Money Market Fund1                                .35%            .25%                .30%                .90%
USAZ Van Kampen Aggressive Growth Fund1                .80%            .25%                .20%               1.25%
USAZ Van Kampen Comstock Fund1                         .68%            .25%                .27%               1.20%
USAZ Van Kampen Emerging Growth Fund1                  .75%            .25%                .10%               1.10%
USAZ Van Kampen Growth and Income Fund1                .68%            .25%                .17%               1.10%
USAZ Van Kampen Growth Fund1                           .75%            .25%                .20%               1.20%
---------------------------------------------------------------------------------------------------------------------------

*The fee and expense information regarding the Investment Options was provided by the investment advisers, and Allianz Life has not independently verified such information. Some of the Investment Options may pay service fees, which vary by Investment Option. Except for the USAZ Funds and the PIMCO VIT Investment Options, neither the Investment Options nor their Advisers are affiliated with Allianz Life.

**The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC will receive 12b-1 fees.

1. The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations as of May 1, 2002. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain USAZ Fund expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total Investment Option expenses would be estimated as follows: USAZ Alliance Capital Growth and Income Fund, 3.28%, USAZ Alliance Capital Large Cap Growth Fund, 3.36%, USAZ Alliance Capital Technology Fund, 3.19%, USAZ Templeton Developed Markets Fund, 3.56%, USAZ PIMCO Growth and Income Fund, 3.70%, USAZ PIMCO Renaissance Fund, 2.96%, USAZ PIMCO Value Fund, 3.43%, USAZ Money Market Fund, 1.21%, USAZ Van Kampen Aggressive Growth Fund, 7.59%, USAZ Van Kampen Comstock Fund, 3.01%, USAZ Van Kampen Emerging Growth Fund, 3.81%, USAZ Van Kampen Growth and Income Fund, 2.71%, and the USAZ Van Kampen Growth Fund, 4.46%.

2. Without reimbursement, other expenses and total operating expenses would have been 0.29% and 1.04%, respectively for the Davis VA Financial Portfolio.

3. For the Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

4. The Investment Option administration fee is paid indirectly through the management fee.

5. For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.08%, 0.03% and 0.01%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund. The managers are required by the Investment Options' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Investment Options invest in a Franklin Templeton money fund. Without these reductions, the total annual Investment Options' operating expenses are estimated to be 1.02%, 1.09%, 1.05% and 1.16%, respectively.

6. Without reimbursement, total operating expenses would have been 2.26% and 3.01%, respectively for the SP Jennison International Growth and SP Strategic Partners Focused Growth Portfolios. These reimbursements are voluntary and may be terminated at any time.

7. "Other Expenses" without reimbursement reflect a 0.35% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' Fees for the PIMCO VIT High Yield Portfolio; a 0.10% administrative fee, a 0.15% service fee and 0.02% interest expense for the PIMCO VIT StocksPLUS Growth and Income Portfolio; and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO VIT Total Return Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%, 0.67% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the StocksPLUS Growth and Income Portfolio.

8. Effective March 1, 2001, J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, that exceed 0.20%. Prior to that date, Seligman reimbursed all expenses, other than management and 12b-1 fees. Without reimbursement, other expenses and total Investment Option expenses would have been 0.22% and 1.22%, respectively. There is no assurance that Seligman will continue this policy in the future.

EXAMPLES
--------------------------------------------------------------------------------


The expenses for your Contract may be different than those shown in the charts below depending upon which benefits, or combination of benefits, if any, you select.


o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. These examples assume that the applicable fee waivers and expense reimbursements provided by some of the Investment Options will continue for the periods shown.


o The $40 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o    Premium taxes are not reflected in the tables. Premium taxes may apply.

o    For additional information, see "Expenses."

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period for Contracts with:

(a)  the Traditional GMPB

(b)  the Enhanced GMDB or Enhanced GMIB

(c) the Enhanced GMDB and Enhanced GMIB (Enhanced GMPB) or Earnings Protection GMDB and Enhanced GMIB



INVESTMENT OPTION                                 1 YEAR            3 YEARS            5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                         (a)$96            (a)$131           (a)$168          (a) $294
                                                  (b) 99            (b) 140           (b) 183          (b)  323
                                                  (c)101            (c) 146           (c) 193          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                           (a) 97            (a) 132           (a) 171          (a)  299
                                                  (b)100            (b) 141           (b) 185          (b)  328
                                                  (c)102            (c) 147           (c) 195          (c)  346
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund             (a) 97            (a) 134           (a) 173          (a)  303
                                                  (b)100            (b) 143           (b) 188          (b)  332
                                                  (c)102            (c) 149           (c) 198          (c)  351
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund                (a) 98            (a) 135           (a) 176          (a)  308
                                                  (b)101            (b) 144           (b) 190          (b)  337
                                                  (c)103            (c) 150           (c) 200          (c)  356
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund      (a) 96            (a) 131           (a) 168          (a)  294
                                                  (b) 99            (b) 140           (b) 183          (b)  323
                                                  (c)101            (c) 146           (c) 193          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund       (a) 96            (a) 131           (a) 168          (a)  294
                                                  (b) 99            (b) 140           (b) 183          (b)  323
                                                  (c)101            (c) 146           (c) 193          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Technology Fund             (a) 98            (a) 135           (a) 176          (a)  308
                                                  (b)101            (b) 144           (b) 190          (b)  337
                                                  (c)103            (c) 150           (c) 200          (c)  356
---------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                      (a) 95            (a) 128           (a) 163          (a)  284
                                                  (b) 98            (b) 137           (b) 178          (b)  313
                                                  (c)100            (c) 143           (c) 188          (c)  332
---------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                          (a  94            (a) 124           (a) 157          (a)  271
                                                  (b) 97            (b) 133           (b) 172          (b)  300
                                                  (c) 99            (c) 139           (c) 181          (c)  320
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index Fund                (a) 91            (a) 116           (a) 143          (a)  243
                                                  (b) 94            (b) 125           (b) 158          (b)  274
                                                  (c) 96            (c) 131           (c) 168          (c)  294
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                          (a) 91            (a) 115           (a) 141          (a)  240
                                                  (b) 94            (b) 124           (b) 157          (b)  271
                                                  (c) 96            (c) 130           (c) 167          (c)  291
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund    (a) 93            (a) 122           (a) 153          (a)  263
                                                  (b) 96            (b) 131           (b) 168          (b)  294
                                                  (c) 98            (c) 137           (c) 178          (c)  313
---------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund        (a) 93            (a) 121           (a) 151          (a)  259
                                                  (b) 96            (b) 130           (b) 166          (b)  290
                                                  (c) 98            (c) 136           (c) 176          (c)  309
---------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund                         (a) 94            (a) 124           (a) 157          (a)  271
                                                  (b) 97            (b) 133           (b) 172          (b)  300
                                                  (c) 99            (c) 139           (c) 181          (c)  320
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                   (a) 93            (a) 121           (a) 152          (a)  261
                                                  (b) 96            (b) 130           (b) 167          (b)  292
                                                  (c) 98            (c) 136           (c) 177          (c)  311
---------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund         (a) 96            (a) 129           (a) 165          (a)  287
                                                  (b) 99            (b) 138           (b) 179          (b)  316
                                                  (c)101            (c) 144           (c) 189          (c)  335
---------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                         (a) 94            (a) 123           (a) 155          (a)  267
                                                  (b) 97            (b) 132           (b) 170          (b)  298
                                                  (c) 99            (c) 138           (c) 180          (c)  317
---------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund         (a) 95            (a) 128           (a) 164          (a)  285
                                                  (b) 98            (b) 137           (b) 178          (b)  314
                                                  (c)100            (c) 143           (c) 188          (c)  333
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                           (a) 95            (a) 128           (a) 164          (a)  285
                                                  (b) 98            (b) 137           (b) 178          (b)  314
                                                  (c)100            (c) 143           (c) 188          (c)  333
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund          (a) 96            (a) 128           (a) 164          (a)  286
                                                  (b) 99            (b) 137           (b) 179          (b)  315
                                                  (c)101            (c) 143           (c) 189          (c)  334
---------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                     (a) 93            (a) 121           (a) 152          (a)  261
                                                  (b) 96            (b) 130           (b) 167          (b)  292
                                                  (c) 98            (c) 136           (c) 177          (c)  311
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005                    (a) 92            (a) 118           (a) 147          (a)  251
                                                  (b) 95            (b) 127           (b) 162          (b)  282
                                                  (c) 97            (c) 133           (c) 172          (c)  301
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010                    (a) 92            (a) 118           (a) 147          (a)  251
                                                  (b) 95            (b) 127           (b) 162          (b)  282
                                                  (c) 97            (c) 133           (c) 172          (c)  301
---------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                  (a) 98            (a) 136           (a) 176          (a)  310
                                                  (b)101            (b) 145           (b) 191          (b)  339
                                                  (c)103            (c) 151           (c) 201          (c)  358
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                     (a) 96            (a) 129           (a) 165          (a)  288
                                                  (b) 99            (b) 138           (b) 180          (b)  317
                                                  (c)101            (c) 144           (c) 190          (c)  336
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund      (a)103            (a) 152           (a) 203          (a)  362
                                                  (b)106            (b) 161           (b) 218          (b)  389
                                                  (c)108            (c) 167           (c) 227          (c)  407
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 (a) 97            (a) 132           (a) 171          (a)  299
                                                  (b)100            (b) 141           (b) 185          (b)  328
                                                  (c)102            (c) 147           (c) 195          (c)  346
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  (a) 96            (a) 131           (a) 168          (a)  294
                                                  (b) 99            (b) 140           (b) 183          (b)  323
                                                  (c)101            (c) 146           (c) 193          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund             (a) 98            (a) 135           (a) 176          (a)  308
                                                  (b)101            (b) 144           (b) 190          (b)  337
                                                  (c)103            (c) 150           (c) 200          (c)  356
---------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                    (a) 99            (a) 138           (a) 179          (a)  316
                                                  (b)102            (b) 147           (b) 194          (b)  345
                                                  (c)104            (c) 152           (c) 204          (c)  363
---------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio        (a)102            (a) 147           (a) 195          (a)  346
                                                  (b)105            (b) 156           (b) 209          (b)  373
                                                  (c)107            (c) 162           (c) 219          (c)  391
---------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio    (a) 99            (a) 140           (a) 183          (a)  324
                                                  (b)102            (b) 149           (b) 198          (b)  352
                                                  (c)104            (c) 155           (c) 208          (c)  370
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA             (a) 92            (a) 119           (a) 148          (a)  253
                                                  (b) 95            (b) 128           (b) 163          (b)  284
                                                  (c) 97            (c) 134           (c) 173          (c)  303
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                   (a) 93            (a) 122           (a) 152          (a)  262
                                                  (b) 96            (b) 131           (b) 168          (b)  293
                                                  (c) 98            (c) 137           (c) 177          (c)  312
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA   (a) 93            (a) 120           (a) 149          (a)  256
                                                  (b) 96            (b) 129           (b) 165          (b)  287
                                                  (c) 98            (c) 135           (c) 175          (c)  306
---------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund             (a) 98            (a) 135           (a) 176          (a)  308
                                                  (b)101            (b) 144           (b) 190          (b)  337
                                                  (c)103            (c) 150           (c) 200          (c)  356
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                    (a) 93            (a) 120           (a) 150          (a)  258
                                                  (b) 96            (b) 129           (b) 166          (b)  289
                                                  (c) 98            (c) 135           (c) 176          (c)  308
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio  (a) 92            (a) 118           (a) 146          (a)  250
                                                  (b) 95            (b) 127           (b) 162          (b)  281
                                                  (c) 97            (c) 133           (c) 172          (c)  300
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                  (a) 92            (a) 117           (a) 145          (a)  248
                                                  (b) 95            (b) 126           (b) 161          (b)  279
                                                  (c) 97            (c) 132           (c) 171          (c)  299
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund                 (a) 96            (a) 131           (a) 168          (a)  294
                                                  (b) 99            (b) 140           (b) 183          (b)  323
                                                  (c)101            (c) 146           (c) 193          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund                       (a) 96            (a) 131           (a) 168          (a)  294
                                                  (b) 99            (b) 140           (b) 183          (b)  323
                                                  (c)101            (c) 146           (c) 193          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Value Fund                             (a) 96            (a) 131           (a) 168          (a)  294
                                                  (b) 99            (b) 140           (b) 183          (b)  323
                                                  (c)101            (c) 146           (c) 193          (c)  342
---------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                (a) 97            (a) 134           (a) 173          (a)  302
                                                  (b)100            (b) 142           (b) 187          (b)  331
                                                  (c)102            (c) 148           (c) 197          (c)  350
---------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                            (a) 94            (a) 125           (a) 158          (a)  274
                                                  (b) 97            (b) 134           (b) 173          (b)  303
                                                  (c) 99            (c) 140           (c) 183          (c)  323
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund            (a) 98            (a) 135           (a) 176          (a)  308
                                                  (b)101            (b) 144           (b) 190          (b)  337
                                                  (c)103            (c) 150           (c) 200          (c)  356
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                     (a) 97            (a) 134           (a) 173          (a)  303
                                                  (b)100            (b) 143           (b) 188          (b)  332
                                                  (c)102            (c) 149           (c) 198          (c)  351
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund              (a) 96            (a) 131           (a) 168          (a)  294
                                                  (b) 99            (b) 140           (b) 183          (b)  323
                                                  (c)101            (c) 146           (c) 193          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund            (a) 96            (a) 131           (a) 168          (a)  294
                                                  (b) 99            (b) 140           (b) 183          (b)  323
                                                  (c)101            (c) 146           (c) 193          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                       (a) 97            (a) 134           (a) 173          (a)  303
                                                  (b)100            (b) 143           (b) 188          (b)  332
                                                  (c)102            (c) 149           (c) 198          (c)  351
---------------------------------------------------------------------------------------------------------------------------



You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered or if you apply your Contract value to an Annuity Option for Contracts with:

(a)  the Traditional GMPB

(b)  the Enhanced GMDB or Enhanced GMIB

(c) the Enhanced GMDB and Enhanced GMIB (Enhanced GMPB) or Earnings Protection GMDB and Enhanced GMIB




INVESTMENT OPTION                                 1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                         (a)$26            (a) $81           (a)$138          (a) $294
                                                  (b) 29            (b)  90           (b) 153          (b)  323
                                                  (c) 31            (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                           (a) 27            (a)  82           (a) 141          (a)  299
                                                  (b) 30            (b)  91           (b) 155          (b)  328
                                                  (c) 32            (c)  97           (c) 165          (c)  346
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund             (a) 27            (a)  84           (a) 143          (a)  303
                                                  (b) 30            (b)  93           (b) 158          (b)  332
                                                  (c) 32            (c)  99           (c) 168          (c)  351
---------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund                (a) 28            (a)  85           (a) 146          (a)  308
                                                  (b) 31            (b)  94           (b) 160          (b)  337
                                                  (c) 33            (c) 100           (c) 170          (c)  356
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund      (a) 26            (a)  81           (a) 138          (a)  294
                                                  (b) 29            (b)  90           (b) 153          (b)  323
                                                  (c) 31            (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund       (a) 26            (a)  81           (a) 138          (a)  294
                                                  (b) 29            (b)  90           (b) 153          (b)  323
                                                  (c) 31            (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Technology Fund             (a) 28            (a)  85           (a) 146          (a)  308
                                                  (b) 31            (b)  94           (b) 160          (b)  337
                                                  (c) 33            (c) 100           (c) 170          (c)  356
---------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                      (a) 25            (a)  78           (a) 133          (a)  284
                                                  (b) 28            (b)  87           (b) 148          (b)  313
                                                  (c) 30            (c)  93           (c) 158          (c)  332
---------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                          (a) 24            (a)  74           (a) 127          (a)  271
                                                  (b) 27            (b)  83           (b) 142          (b)  300
                                                  (c) 29            (c)  89           (c) 151          (c)  320
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index Fund                (a) 21            (a)  66           (a) 113          (a)  243
                                                  (b) 24            (b)  75           (b) 128          (b)  274
                                                  (c) 26            (c)  81           (c) 138          (c)  294
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                          (a) 21            (a)  65           (a) 111          (a)  240
                                                  (b) 24            (b)  74           (b) 127          (b)  271
                                                  (c) 26            (c)  80           (c) 137          (c)  291
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund    (a) 23            (a)  72           (a) 123          (a)  263
                                                  (b) 26            (b)  81           (b) 138          (b)  294
                                                  (c) 28            (c)  87           (c) 148          (c)  313
---------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund        (a) 23            (a)  71           (a) 121          (a)  259
                                                  (b) 26            (b)  80           (b) 136          (b)  290
                                                  (c) 28            (c)  86           (c) 146          (c)  309
---------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund                         (a) 24            (a)  74           (a) 127          (a)  271
                                                  (b) 27            (b)  83           (b) 142          (b)  300
                                                  (c) 29            (c)  89           (c) 151          (c)  320
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                   (a) 23            (a)  71           (a) 122          (a)  261
                                                  (b) 26            (b)  80           (b) 137          (b)  292
                                                  (c) 28            (c)  86           (c) 147          (c)  311
---------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund         (a) 26            (a)  79           (a) 135          (a)  287
                                                  (b) 29            (b)  88           (b) 149          (b)  316
                                                  (c) 31            (c)  94           (c) 159          (c)  335
---------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                         (a) 24            (a)  73           (a) 125          (a)  267
                                                  (b) 27            (b)  82           (b) 140          (b)  298
                                                  (c) 29            (c)  88           (c) 150          (c)  317
---------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund         (a) 25            (a)  78           (a) 134          (a)  285
                                                  (b) 28            (b)  87           (b) 148          (b)  314
                                                  (c) 30            (c)  93           (c) 158          (c)  333
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                           (a) 25            (a)  78           (a) 134          (a)  285
                                                  (b) 28            (b)  87           (b) 148          (b)  314
                                                  (c) 30            (c)  93           (c) 158          (c)  333
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund          (a) 26            (a)  78           (a) 134          (a)  286
                                                  (b) 29            (b)  87           (b) 149          (b)  315
                                                  (c) 31            (c)  93           (c) 159          (c)  334
---------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                     (a) 23            (a)  71           (a) 122          (a)  261
                                                  (b) 26            (b)  80           (b) 137          (b)  292
                                                  (c) 28            (c)  86           (c) 147          (c)  311
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005                    (a) 22            (a)  68           (a) 117          (a)  251
                                                  (b) 25            (b)  77           (b) 132          (b)  282
                                                  (c) 27            (c)  83           (c) 142          (c)  301
---------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010                    (a) 22            (a)  68           (a) 117          (a)  251
                                                  (b) 25            (b)  77           (b) 132          (b)  282
                                                  (c) 27            (c)  83           (c) 142          (c)  301
---------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                  (a) 28            (a)  86           (a) 146          (a)  310
                                                  (b) 31            (b)  95           (b) 161          (b)  339
                                                  (c) 33            (c) 101           (c) 171          (c)  358
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                     (a) 26            (a)  79           (a) 135          (a)  288
                                                  (b) 29            (b)  88           (b) 150          (b)  317
                                                  (c) 31            (c)  94           (c) 160          (c)  336
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund      (a) 33            (a) 102           (a) 173          (a)  362
                                                  (b) 36            (b) 111           (b) 188          (b)  389
                                                  (c) 38            (c) 117           (c) 197          (c)  407
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 (a) 27            (a)  82           (a) 141          (a)  299
                                                  (b) 30            (b)  91           (b) 155          (b)  328
                                                  (c) 32            (c)  97           (c) 165          (c)  346
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  (a) 26            (a)  81           (a) 138          (a)  294
                                                  (b) 29            (b)  90           (b) 153          (b)  323
                                                  (c) 31            (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund             (a) 28            (a)  85           (a) 146          (a)  308
                                                  (b) 31            (b)  94           (b) 160          (b)  337
                                                  (c) 33            (c) 100           (c) 170          (c)  356
---------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                    (a) 29            (a)  88           (a) 149          (a)  316
                                                  (b) 32            (b)  97           (b) 164          (b)  345
                                                  (c) 34            (c) 102           (c) 174          (c)  363
---------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio        (a) 32            (a)  97           (a) 165          (a)  346
                                                  (b) 35            (b) 106           (b) 179          (b)  373
                                                  (c) 37            (c) 112           (c) 189          (c)  391
---------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio    (a) 29            (a)  90           (a) 153          (a)  324
                                                  (b) 32            (b)  99           (b) 168          (b)  352
                                                  (c) 34            (c) 105           (c) 178          (c)  370
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA             (a) 22            (a)  69           (a) 118          (a)  253
                                                  (b) 25            (b)  78           (b) 133          (b)  284
                                                  (c) 27            (c)  84           (c) 143          (c)  303
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                   (a) 23            (a)  72           (a) 122          (a)  262
                                                  (b) 26            (b)  81           (b) 138          (b)  293
                                                  (c) 28            (c)  87           (c) 147          (c)  312
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth and Income Fund/VA (a) 23            (a)  70           (a) 119          (a)  256
                                                  (b) 26            (b)  79           (b) 135          (b)  287
                                                  (c) 28            (c)  85           (c) 145          (c)  306
---------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund             (a) 28            (a)  85           (a) 146          (a)  308
                                                  (b) 31            (b)  94           (b) 160          (b)  337
                                                  (c) 33            (c) 100           (c) 170          (c)  356
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                    (a) 23            (a)  70           (a) 120          (a)  258
                                                  (b) 26            (b)  79           (b) 136          (b)  289
                                                  (c) 28            (c)  85           (c) 146          (c)  308
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income Portfolio    (a) 22            (a)  68           (a) 116          (a)  250
                                                  (b) 25            (b)  77           (b) 132          (b)  281
                                                  (c) 27            (c)  83           (c) 142          (c)  300
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                  (a) 22            (a)  67           (a) 115          (a)  248
                                                  (b) 25            (b)  76           (b) 131          (b)  279
                                                  (c) 27            (c)  82           (c) 141          (c)  299
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund                 (a) 26            (a)  81           (a) 138          (a)  294
                                                  (b) 29            (b)  90           (b) 153          (b)  323
                                                  (c) 31            (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund                       (a) 26            (a)  81           (a) 138          (a)  294
                                                  (b) 29            (b)  90           (b) 153          (b)  323
                                                  (c) 31            (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Value Fund                             (a) 26            (a)  81           (a) 138          (a)  294
                                                  (b) 29            (b)  90           (b) 153          (b)  323
                                                  (c) 31            (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                (a) 27            (a)  84           (a) 143          (a)  302
                                                  (b) 30            (b)  92           (b) 157          (b)  331
                                                  (c) 32            (c)  98           (c) 167          (c)  350
---------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                            (a) 24            (a)  75           (a) 128          (a)  274
                                                  (b) 27            (b)  84           (b) 143          (b)  303
                                                  (c) 29            (c)  90           (c) 153          (c)  323
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund            (a) 28            (a)  85           (a) 146          (a)  308
                                                  (b) 31            (b)  94           (b) 160          (b)  337
                                                  (c) 33            (c) 100           (c) 170          (c)  356
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                     (a) 27            (a)  84           (a) 143          (a)  303
                                                  (b) 30            (b)  93           (b) 158          (b)  332
                                                  (c) 32            (c)  99           (c) 168          (c)  351
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund              (a) 26            (a)  81           (a) 138          (a)  294
                                                  (b) 29            (b)  90           (b) 153          (b)  323
                                                  (c) 31            (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund            (a) 26            (a)  81           (a) 138          (a)  294
                                                  (b) 29            (b)  90           (b) 153          (b)  323
                                                  (c) 31            (c)  96           (c) 163          (c)  342
---------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                       (a) 27            (a)  84           (a) 143          (a)  303
                                                  (b) 30            (b)  93           (b) 158          (b)  332
                                                  (c) 32            (c)  99           (c) 168          (c)  351
---------------------------------------------------------------------------------------------------------------------------

See Appendix B for Accumulation Unit Values - Condensed Financial Information.

1.THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


This prospectus describes a flexible purchase payment variable deferred annuity Contract with a Fixed Account offered by Allianz Life. All references in this prospectus to "we," "us" and "our" refer to Allianz Life.

o Flexible Purchase Payments means that you may choose to make Purchase Payments at any time during the Accumulation Phase, in whatever amount you choose, subject to certain minimum and maximum requirements.

o A deferred annuity Contract means that Annuity Payments do not begin for a specified period of time in the future (usually when you retire) or until you reach a certain age.

o A variable annuity is one in which Contract values and/or the Annuity Payments vary depending on the performance of the underlying Investment Options.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least two years after you buy the Contract. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Investment Options and the Fixed Account of Allianz Life. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than the Fixed Account. However, this is not guaranteed.

The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of the Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future - please contact Allianz Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

Allianz Life will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners for a Non-Qualified Contract at any time unless you have selected the Earnings Protection Guaranteed Minimum Death Benefit. If this benefit is selected, we have the right to accept the change subject to our underwriting rules at any time. The change will become effective as of the date the request is signed. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT. The Annuitant is the natural person on whose life we base Annuity Payments. You name the Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). For a Qualified Contract there may be a requirement that the Owner and the Annuitant are the same person.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT. You can transfer ownership of (assign) the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it records the assignment. Allianz Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------
INCOME DATE

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 years after you buy the Contract. To receive the annuity income protection of the Guaranteed Minimum Income Benefit, your Income Date must be within 30 days following a Contract anniversary beginning with the 7th Contract anniversary (and certain other conditions must be met).

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Your Income Date must not be later than the Annuitant's 90th birthday or 10 years from the date the Contract was issued, or the maximum date permitted under state law. This limitation may not apply when the Contract is issued to a charitable remainder trust.

ANNUITY PAYMENTS

The Contract provides for a Guaranteed Minimum Income Benefit (GMIB) under certain circumstances. The amount of the guaranteed minimum payment depends on whether you select the Traditional GMIB or the Enhanced GMIB. THE GMIB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

You may elect to receive your Annuity Payments as:

o a variable payout,

o a fixed payout, or

o a combination of both.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. Guaranteed fixed annuity payments are based on an interest rate of 2.5% per year and, where applicable, the 1983 (a) Individual Annuity Mortality Table with mortality improvement projected 30 years using Mortality Protection Scale G.


If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payments will depend upon three factors:

1.  the value of your Contract in the Investment Option(s) on the Income Date;

2.  the assumed investment rate used in the annuity table for the Contract; and

3.  the performance of the Investment Option(s) you selected.

You can choose a 3%, 5% or 7% assumed investment rate (AIR). The 7% AIR is not available in all states. If the actual performance exceeds the AIR you selected, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you selected, your Annuity Payments will decrease.

You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described in the following or any other Annuity Option you want and that Allianz Life agrees to provide. You may, at any time prior to the Income Date, 30 days in advance, select and/or change the Annuity Option. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of monthly payments guaranteed. Upon the death of the Contract Owner, if different than the Annuitant, the Beneficiary will receive the annuity payments.


OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

During the lifetime of the Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation) of an amount up to 75% of the Total Liquidation Value, less any previously liquidated amounts. The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, commuted at the AIR, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is the lesser of $500 or the remaining portion of the Total Liquidation Value available. The partial liquidation will be processed on the next annuity calculation date after your written request is received. The liquidation feature allows any portion of the 75% that you do not use in a Contract year to carry over from year to year. It will be based on the Total Liquidation Value for the year that you make a liquidation.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the later death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

During the lifetime of the Annuitant and joint Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation) of an amount up to 75% of the Total Liquidation Value, less any previously liquidated amounts. The minimum amount that you can liquidate is the lesser of $500 or the remaining portion of the Total Liquidation Value available. The partial liquidation will be processed on the next annuity calculation date after your written request is received commuted as set forth in your Contract. The liquidation feature allows any portion of the 75% that you do not use in a Contract year to carry over from year to year. It will be based on the Total Liquidation Value for the year that you make a liquidation.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made at the time of the Annuitant's death is less than the value applied to the Annuity Option, then you will receive a refund.

For a fixed Annuity Payment, the amount of the refund will be any excess of the amount applied to this Annuity Option over the total of all payments made under this option. For a variable Annuity Payment, the amount of the refund will be the then value of the number of Annuity Units equal to (1) the value applied to this Annuity Option divided by the value of Annuity Units used to determine the first Annuity Payment, minus (2) the product of the number of Annuity Units of each Annuity Payment and the number of payments made.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make monthly Annuity Payments for a specified period of time. You elect the specified period which must be a whole number of years from 5 to 30. If at the time of the death of the later Annuitant and any joint Annuitant, Annuity Payments have been made for less than the specified period certain, then we will continue to make Annuity Payments to you for the rest of the period certain. If you have selected to receive payments on a variable basis, you may make a liquidation at least once each Contract year of up to 100% of the Total Liquidation Value in the Contract. The liquidation will be processed on the next annuity calculation date after your written request is received commuted as set forth in the Contract.

GUARANTEED MINIMUM INCOME BENEFITS (GMIB) -- ANNUITY INCOME PROTECTION

In most states, the annuity Contract automatically includes a basic Guaranteed Minimum Protection Benefit (Traditional GMPB), which includes a Traditional Guaranteed Minimum Income Benefit. At the time you buy the Contract, you can elect the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB). Once selected, you cannot change it. If you do not make an election, you will receive the Traditional GMPB. Please refer to the applicable endorsements to your Contract for the specific terms and conditions of these benefits. The mortality and expense risk charge is higher for Contracts with the Enhanced GMIB. If the Contract is owned by a non-natural person, then the GMIB only applies if the Contract is owned for the benefit of an individual.

THE GMIB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

The annuity income benefits provided are described below and are used in determining the amount of each Annuity Payment you receive during the Payout Phase. The GMIB can be used with any fixed Annuity Option provided for in the Contract and provides for guaranteed minimum Annuity Payments during the Payout Phase. The guaranteed minimum income benefit protection will apply only under the following circumstances:

1. Your Income date must be within 30 days following a Contract anniversary beginning with the 7th Contract anniversary;

2. Annuity Payments can only be made under a fixed annuity payout (regardless of the Annuity Option you select); and

3. If you choose an Annuity Option involving a period certain, the period certain must be for at least 10 years.

The Traditional Guaranteed Minimum Income Benefit guarantees that your Annuity Payments will be equal to the greater of:


o "current" fixed payout rates applied to the current Contract value (less any premium tax); or

o "guaranteed" fixed payout rates applied to the guaranteed minimum income benefit (GMIB) value.


The GMIB value is equal to Purchase Payments reduced by each withdrawal's percentage of Contract value withdrawn (including any contingent deferred sales charges paid on the withdrawals).

The Enhanced Guaranteed Minimum Income Benefit guarantees that your Annuity Payments will be equal to the greater of:

o "current" fixed payout rates applied to the current Contract value (less any premium tax); or

o "guaranteed" fixed payout rates applied to the enhanced guaranteed minimum income benefit (Enhanced GMIB) value.

The Enhanced GMIB value is equal to the greater of A or B below:

A.  5% ANNUAL INCREASE AMOUNT

On the date your Contract is issued: the 5% Annual Increase Amount is equal to your initial Purchase Payment since the 5% Annual Increase Amount is not applied until your first Contract anniversary date.

On each business day other than a Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge) and increased by any additional Purchase Payments you make.

On every Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day increased by 5% prior to your 81st birthday, reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge), increased by any additional Purchase Payments you make.

B.  GREATEST ANNIVERSARY VALUE

The anniversary value is equal to the value of your Contract on a Contract anniversary, reduced by the percentage of any Contract value you withdraw
(including any contingent deferred sales charge) since that Contract anniversary. When determining this benefit, Allianz Life will not take into consideration any Contract anniversaries occurring on or after your 81st birthday or date of death.

If Joint Owners are named, Allianz Life will use the age of the older Joint Owner to determine the GMIB. If a non-natural person owns the Contract, then for purposes of these benefits, "you" means the Annuitant.

If your Income Date is before the 7th Contract anniversary or on any date other than 30 days following a Contract anniversary after the 7th Contract anniversary, or if you want to receive a variable annuity payout, or if you select an Annuity Option involving a period certain and the period is for less than 10 years or if the GMIB is not available in your state, then the annuity payout for your Contract will be determined by applying the current payout rates to the current Contract value.

The Appendix contains examples of how the Guaranteed Minimum Income Benefits are calculated. The amounts used in the examples are purely hypothetical and are for illustrative purposes only.


3.PURCHASE
--------------------------------------------------------------------------------
PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements are:

o    the minimum initial payment Allianz Life will accept is $5,000.

o    the maximum amount we will accept without our prior approval is $1 million.

o you can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan).

Allianz  Life  may,  at  its  sole   discretion,   waive  the  minimum   payment
requirements. We reserve the right to decline any Purchase Payments. At the time you buy the Contract, you and the Annuitant cannot be older than 90 years old.

This product is not designed for professional market timing organizations, other entities or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Investment Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). Also in certain states, the Fixed Account may close at a certain time to additional purchase payments or transfers, as specified in the Contract. Purchase Payments received after the closing date will be allocated to the USAZ Money Market Fund unless we are instructed otherwise. In certain states additional Purchase Payments can only be made during the first Contract year. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

Allianz Life reserves the right to limit the number of Investment Options that you may invest in at one time. Currently, you may invest in 10 Investment Options and the Allianz Life Fixed Account. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract, or a life insurance policy, for another annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another annuity contract for the one described in this prospectus: you might have to pay a surrender charge on your old contract; there will be a new surrender charge period for the new contract; other charges under the new contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another annuity contract for this one unless you determine that the exchange is in your best interest.


FAXED APPLICATIONS

Allianz Life will accept Contract applications delivered in writing, as well as via fax. A manually signed faxed application will be treated as an application delivered in writing. We do not currently accept applications delivered via e-mail or Web site, or other electronic communications.


FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Options and/or the Fixed Account as you have selected.


ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Investment Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of an Investment Option at the end of the current period by the value of an Investment Option for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from business day to business day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to an Investment Option by the value of the corresponding Accumulation Unit.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each day, and then credit your Contract.


EXAMPLE


On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $13.25. We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with $226.41509 Accumulation Units.



4.INVESTMENT OPTIONS
--------------------------------------------------------------------------------



The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. The Contract also offers a Fixed Account of Allianz Life. Additional Investment Options may be available in the future. In the future, we also may eliminate Investment Options.

YOU SHOULD READ THE INVESTMENT OPTION PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call your Financial Adviser or USAllianz at 1-800-542-5427. Copies of the Investment Option prospectuses will be sent to you with your Contract.


Franklin Templeton Variable Insurance Products Trust issues two classes of shares. Only Class 2 shares are available in connection with your Contract. Class 2 shares have Rule 12b-1 plan expenses.


The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These Contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these Contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                      ASSET CATEGORIES
                                             -----------------------------------

Investment Management      Investment         SB  S  CE  IT  HB  IE   L  L  S  M    Objective(s)          Primary Investments
Company                    Option             ho  p  aq  ne  io  nq   a  a  m  i
----------------------                        on  e  su  tr  gn  tu   r  r  a  d
                                              rd  c  hi  em  hd  ei   g  g  l
   Adviser/Sub-Adviser                        ts  i   v  r    s  rt   e  e  l  C
                                              -   a   a  mB  Y   ny            a
                                              T   l   l  eo  i   a    V  G  C  p
                                              e   t   e  dn  e   t    a  r  a
                                              r   y   n  id  l   i    l  o  p
                                              m       t  as  d   o    u  w
                                                         t       n    e  t
                                                         e       a       h
                                                                 l
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
AIM                     USAZ AIM Basic Value                         X            Long-term growth of   At least 65% of total assets
o  managed by           Fund                                                      capital               in equity securities of U.S.
   USAllianz Advisers,                                                                                  issuers that have market
   LLC/ A I M Advisors,                                                                                 capitalizations of greater
   Inc.                                                                                                 than $500 million and that
                                                                                                        the portfolio managers
                                                                                                        believe to be undervalued
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Blue Chip                           X            Long-term growth of   At least 65% of total assets
                        Fund                                                      capital with a        in the common stocks of blue
                                                                                  secondary objective   chip companies
                                                                                  of current income
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Dent                                   X         Long-term growth of   Investment in securities of
                        Demographic Trends                                        capital               companies that are likely to
                        Fund                                                                            benefit from changing
                                                                                                        demographic, economic and
                                                                                                        lifestyle trends. May invest
                                                                                                        up to 25% of total assets in
                                                                                                        foreign securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM                                  X               Long-term growth of   At least 70% of total assets
                        International Equity                                      capital               in marketable equity
                        Fund                                                                            securities of foreign
                                                                                                        companies that are listed on
                                                                                                        a recognized foreign
                                                                                                        securities exchange or
                                                                                                        traded in a foreign
                                                                                                        over-the-counter market
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
ALLIANCE CAPITAL        USAZ Alliance Capital                        X            Income and long-term  At least 65% in dividend
o  managed by USAllianz Growth and Income                                         growth of capital     paying stocks of large
   Advisers, LLC/       Fund                                                                            well-established "blue
   Alliance Capital                                                                                     chip" companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance  Capital                          X         Long-term growth of   At least 80% of total assets
                        Large Cap Growth Fund                                     capital               in equity securities of U.S.
                                                                                                        companies judged by adviser
                                                                                                        likely to achieve superior
                                                                                                        earnings growth.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance Capital     X                               Superior long-term    At least 80% of assets in
                        Technology Fund                                           growth of capital     securities of companies
                                                                                                        involved with innovative
                                                                                                        technologies
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DAVIS                   Davis VA Financial        X                               Growth of capital     At least 65% in common stock
o  managed by Davis     Portfolio                                                                       of companies "principally
   Advisors                                                                                             engaged" in financial
                                                                                                        services
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Davis VA  Value                              X            Growth of capital     Common stock of U.S.
                        Portfolio                                                                       companies with market
                                                                                                        capitalizations of at
                                                                                                        least $5 billion, which
                                                                                                        adviser believes are of
                                                                                                        high quality and whose
                                                                                                        shares are selling at
                                                                                                        attractive prices, stocks
                                                                                                        are selected with the
                                                                                                        intention of holding them
                                                                                                        for the long term
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DREYFUS                 Dreyfus Small Cap                                  X      Match performance     Invests in a representative
o  managed by The       Stock Index Fund                                          of the Standard &     sample of stocks included in
   Dreyfus Corporation                                                            Poor's Small Cap      the S&P Small Cap 600 Index,
                                                                                  600 Index             and in futures whose
                                                                                                        performance is related to
                                                                                                        the index, rather than
                                                                                                        attempt to replicate the
                                                                                                        index
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Dreyfus Stock Index                             X         Match total return    Invests in all 500 stocks in
                        Fund                                                      of the S&P 500        the S&P 500 in proportion to
                                                                                  Composite Stock       their weighting in the index
                                                                                  Price Index
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
FRANKLIN TEMPLETON      Franklin Global           X                               Capital               At least 80% of net assets
o  managed by           Communications                                            appreciation and      in investments of
   Franklin             Securities Fund                                           current income        communications companies
   Advisers, Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Growth and                          X            Capital               At least 65% of total assets
                        Income Securities Fund                                    appreciation, with    in broadly diversified
                                                                                  current income as a   portfolio of equity
                                                                                  secondary goal        securities the adviser
                                                                                                        considers financially
                                                                                                        strong, but undervalued by
                                                                                                        the market
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin High Income                  X                   High level of         At least 65% of total assets
                        Fund                                                      current income;       in debt securities offering
                                                                                  secondary goal is     high yield and expected
                                                                                  capital appreciation  total return
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Income                       X                   Maximize income       Investment in debt and
                        Securities Fund                                           while maintaining     equity securities, including
                                                                                  prospects for         high yield, lower-rated
                                                                                  capital appreciation  bonds
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Large Cap                              X         Capital appreciation  At least 80% of net assets
                        Growth Securities Fund                                                          in investments of large cap
                                                                                                        companies. For this Fund,
                                                                                                        large cap companies are
                                                                                                        those with market
                                                                                                        capitalization values within
                                                                                                        the top 50% of market
                                                                                                        capitalization values in the
                                                                                                        Russell 1000 Index at the
                                                                                                        time of purchase
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Real Estate      X                               Capital               At least 80% of net assets
                        Fund                                                      appreciation;         in investment of companies
                                                                                  secondary emphasis    operating in the real estate
                                                                                  on current income     sector
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Rising                                        X  Long-term capital     At least 80% of net assets
   Advisory             Dividends Securities                                      appreciation; while   in investments of companies
   Services, LLC        Fund                                                      not a goal, capital   that have paid rising
                                                                                  preservation is a     dividends
                                                                                  secondary
                                                                                  consideration
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Franklin Small Cap                                 X      Long-term capital     At least 80% of net assets
   Franklin             Fund                                                      growth                in investments of small
   Advisers, Inc.                                                                                       capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding (I) $1.5 billion;
                                                                                                        or (ii) the highest market
                                                                                                        capitalization values in the
                                                                                                        Russell 2000 Index;
                                                                                                        whichever is greater at the
                                                                                                        time of purchase
----------------------  --------------------  --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Small Cap                                 X      Long term total       At least 80% of net assets
   Advisory             Value Securities Fund                                     return                in investments of small
   Services, LLC                                                                                        capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding $2.5 billion in
                                                                                                        assets. The Fund invests in
                                                                                                        equity securities of
                                                                                                        companies the adviser
                                                                                                        believes are undervalued
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin U.S.          X                                  Income                At least 80% of its net
       Advisers, Inc.   Government Fund                                                                 assets in U.S. government
                                                                                                        securities. The Fund invests
                                                                                                        primarily in fixed and
                                                                                                        variable rate
                                                                                                        mortgage-backed securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2005                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2010                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Mutual Discovery                          X               Capital appreciation  At least 65% of total assets
   Mutual               Securities Fund                                                                 in equity securities of
   Advisers, LLC                                                                                        companies of any nation the
                                                                                                        adviser believes are
                                                                                                        available at market prices
                                                                                                        less than their value, based
                                                                                                        on certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Mutual Shares                                          X  Capital               At least 65% of total assets
                        Securities Fund                                           appreciation, with    in equity securities of
                                                                                  income as a           companies the adviser
                                                                                  secondary goal        believes are available at
                                                                                                        market prices less than
                                                                                                        their value, based on
                                                                                                        certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Developing      X                               Long-term capital     At least 80% of net assets
   Templeton  Asset     Markets Securities                                        appreciation          in investments of emerging
   Management, Ltd.     Fund                                                                            market companies, typically
                                                                                                        located in the Asia-Pacific
                                                                                                        region, Eastern Europe,
                                                                                                        Central and South America,
                                                                                                        and Africa
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Templeton  Templeton Foreign                        X               Long-term capital     At least 80% in foreign
   Investment            Securities Fund                                          growth                securities, including
   Counsel, LLC                                                                                         emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Growth                          X               Long-term capital     At least 65% of total assets
   Templeton            Securities Fund                                           growth                in the equity securities of
   Global  Advisors                                                                                     companies located anywhere
   Limited                                                                                              in the world, including
                                                                                                        those in the U.S. and
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Templeton                            X               Long-term capital     At least 65% of total assets
   USAllianz            Developed Markets Fund                                    appreciation          in emerging market equity
   Advisers, LLC/                                                                                       securities, typically
   Templeton                                                                                            located in the Asia-Pacific
   Investment                                                                                           region, Eastern Europe,
   Counsel, LLC                                                                                         Central and South America,
                                                                                                        and Africa
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
JENNISON                Jennison 20/20 Focus                            X         Long-term growth of   Invests in up to 20 value
o  managed by           Portfolio                                                 capital               stocks and 20 growth stocks
   Prudential                                                                                           of mid-to-large size U.S.
   Investments Fund                                                                                     companies
   Management
   LLC/Jennison
   Associates, LLC
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Jennison                               X               Long-term growth of   Equity-related securities of
                        International Growth                                      capital               foreign issuers
                        Portfolio
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Strategic Partners                           X         Long-term growth of   At least 65% of total assets
                        Focused Growth                                            capital               in equity-related securities
                        Portfolio                                                                       of U.S. companies that the
                                                                                                        adviser believes to have
                                                                                                        strong capital appreciation
                                                                                                        potential
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
OPPENHEIMER             Oppenheimer Global                       X                Long-term capital     Securities - mainly common
o  managed by           Securities Fund/VA                                        appreciation          stocks, but also other
   Oppenheimer Funds,                                                                                   equity securities including
   Inc.                                                                                                 preferred stocks and
                                                                                                        securities convertible
                                                                                                        into common stock-of
                                                                                                        foreign issuers,
                                                                                                        "growth-type" companies,
                                                                                                        cyclical industries and
                                                                                                        special situations the
                                                                                                        adviser believes offer
                                                                                                        appreciation possibilities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimber High                     X                   High level of         High-yield fixed-income
                        Income Fund/VA                                            current income        securities of domestic and
                                                                                                        foreign issuers
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimber Main                            X            High total return     Common stocks of U.S.
                        Street Growth &                                           (which includes       companies; other equity
                        Income Fund/VA                                            growth in the value   securities -- such as
                                                                                  of its shares as      preferred stocks and
                                                                                  well as current       securities convertible into
                                                                                  income)               common stocks; debt
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Oppenheimer                                   X      Capital appreciation  Invests in companies that
   USAllianz Advisers,  Emerging Growth Fund                                                            have the potential to become
   LLC/Oppenheimer                                                                                      leaders in new emerging
   Funds, Inc.                                                                                          markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
PIMCO                   PIMCO VIT High Yield                  X                   Maximum total         At least 80% of assets in
o  managed by Pacific   Portfolio                                                 return, consistent    high-yield securities ("junk
   Investment                                                                     with preservation     bonds") rated below
   Management Company                                                             of capital and        investment grade, but at
   LLC                                                                            prudent investment    least "B" by Moody's or S&P
                                                                                  management
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT StocksPLUS                            X         Total return          Substantially in S&P 500
                        Growth and Income                                         exceeding that of     derivatives, backed by a
                        Portfolio                                                 the S&P 500           portfolio of fixed income
                                                                                                        instruments
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT Total                   X                       Maximum total         At least 65% of assets in
                        Return Portfolio                                          return, consistent    fixed income instruments of
                                                                                  with preservation     varying maturities
                                                                                  of capital and
                                                                                  prudent investment
                                                                                  management
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ PIMCO Growth &                          X            Long-term growth of   At least 65% of its total
   USAllianz Advisers,  Income Fund                                               capital ; secondary   assets in common stocks of
   LLC/ Allianz                                                                   emphasis on income    companies with market
   Dresdner Asset                                                                                       capitalizations of more than
   Management of                                                                                        $1 billion at the time of
   America L.P.                                                                                         investment
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO                                             X  Long-term growth of   At least 65% of total assets
                        Renaissance Fund                                          capital and income    in common stocks of
                                                                                                        companies with below-average
                                                                                                        valuations whose business
                                                                                                        fundamentals are expected to
                                                                                                        improve
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO Value Fund                        X            Long-term growth of   At least 65% of its total
                                                                                  capital and income    assets in common stocks of
                                                                                                        companies with market
                                                                                                        capitalizations of more than
                                                                                                        $5 billion at the time of
                                                                                                        investment
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
SELIGMAN                Seligman Small-Cap                                 X      Long-term capital     At least 80% of total assets
o  managed by J. & W.   Value Portfolio                                           appreciation          in common stocks of "value"
   Seligman & Co.                                                                                       companies with small market
   Incorporated                                                                                         capitalization (up to $2
                                                                                                        billion) at the time of
                                                                                                        purchase by the portfolio
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
USAZ                    USAZ Money Market Fund        X                           Current income        At least 80% of total assets
o  managed by Allianz                                                             consistent with       in portfolio of high
   of America, Inc.                                                               stability of          quality, money market
                                                                                  principal             investments
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
VAN KAMPEN              USAZ Van Kampen                                        X  Capital growth        At least 65% of total assets
o  managed by USAllianz Aggressive Growth Fund                                                          in common stocks or other
   Advisers, LLC/Van                                                                                    equity securities, including
   Kampen Investment                                                                                    preferred stocks and
   Advisory Corp.                                                                                       convertible securities the
                                                                                                        adviser believes have an
                                                                                                        above-average potential for
                                                                                                        capital growth
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                              X            Capital growth and    At least 65% of total assets
   Advisers, LLC/Van    Comstock Fund                                             income                in common stocks
   Kampen Asset
   Management Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                                 X         Capital               At least 65% of total assets
                        Emerging Growth Fund                                      appreciation          in portfolios of common
                                                                                                        stocks of emerging growth
                                                                                                        companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                              X            Income and            Approximately 65% of total
                        Growth and Income Fund                                    long-term growth of   assets in income-producing
                                                                                  capital               equity securities, including
                                                                                                        common stocks and
                                                                                                        convertible securities; also
                                                                                                        in non-convertible preferred
                                                                                                        stocks and debt securities
                                                                                                        rated "investment grade" by
                                                                                                        Standard & Poors or Moody's
                                                                                                        Investors Services, Inc.
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                                        X  Capital growth        At least 65% of total assets
   Advisers, LLC/Van    Growth Fund                                                                     in common stocks and other
   Kampen Investment                                                                                    equity securities of growth
   Advisory Corp.                                                                                       companies; also in preferred
                                                                                                        stocks and securities
                                                                                                        convertible into common
                                                                                                        stocks or other equity
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

Allianz Life may enter into certain arrangements under which it is compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Options' assets on an ongoing basis, over time they will increase the cost of an investment in Investment Option shares.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and at our sole discretion. The Investment Options which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS

You can transfer money among the Investment Options and/or the Fixed Account. Transfers may be subject to a transfer fee. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option investment adviser's judgment, an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

The following applies to any transfer:


1. The minimum amount which you can transfer is $1,000 ($500 in New Jersey) or your entire value in the Investment Option or Fixed Account, if less. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (description as follows).

2. We may choose to not allow you to make transfers during the free look period.


3.   Your request for a transfer must clearly state:

     o which Investment Option(s) and/or the Fixed Account is involved in the transfer; and

     o how much the transfer is for.

4. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

5. After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

6. After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.


7. Your right to make transfers is subject to modification if we determine in our sole opinion that the exercising of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include, but is not limited to:


      o  the requirement of a minimum time period between each transfer;

      o not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Contract Owner; or

      o  limiting the dollar amount  that  may  be   transferred   between  the
         Investment Options by a Contract Owner at any one time.


If a transfer request is rejected, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly. If the transfer is rejected, we will send you a written notification within 5 business days.


Allianz Life has reserved the right at any time without prior notice to any party to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.


TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. This service may be available in the future.

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our service center.


EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for Contract Owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Investment Options, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Investment Options and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of the Contract Owners.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option or the Fixed Account to other Investment Options. The Investment Option(s) you transfer from may not be the Investment Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option. It is available for new Contracts and additional Purchase Payments to new and existing Contracts. You will receive a special fixed rate guaranteed for one year by Allianz Life. The Dollar Cost Averaging Fixed Option may not be available in your state.

The second option is the Standard Dollar Cost Averaging Option. It requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Allianz Life.

Your participation in the program will end when any of the following occurs:


    o the number of desired transfers has been made;


    o you do not have enough money in the Investment Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

    o you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

    o the Contract is terminated.


If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.


FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Fixed Account is not part of Flexible Rebalancing. You can direct us to readjust your Contract Value on a quarterly, semi-annual or annual basis to return to your original Investment Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in Flexible Rebalancing, the transfers made under the program are currently not taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Flexible Rebalancing program at any time and for any reason.

FINANCIAL ADVISERS -- ASSET ALLOCATION
PROGRAMS

Allianz Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Allianz Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase. Allianz Life does not set the amount of the fees charged or receive any portion of the fees from the adviser. Allianz Life does not review or approve the actions of any adviser, and does not assume any responsibility for these actions.

Allianz Life will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

VOTING PRIVILEGES

Allianz Life is the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Investment Options you have selected with another Investment Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.


5.EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge consists of:

1.  the mortality and expense risk charge,

2.  the administrative charge, and

3.  the distribution expense charge.

The total insurance charges are reflected in the table below as a percentage of average annual account value.

                                                                          Charges for Contract      Charges for Contract
                                                                          with Traditional GMIB      with Enhanced GMIB
         Traditional Guaranteed Minimum Death Benefit                           1.40%                        1.70%
         Earnings Protection Guaranteed Minimum Death Benefit                   1.60%                        1.90%
         Enhanced Guaranteed Minimum Death Benefit                              1.70%                        1.90%

         *The Traditional and Enhanced GMIB, Enhanced GMDB and Earnings Protection GMDB may not be available in all states.

MORTALITY AND EXPENSE RISK CHARGE. Allianz Life deducts a mortality and expense risk charge which varies depending upon the death and income benefits you choose.

This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

If the mortality and expense risk charges are sufficient to cover such costs and risks, any excess will be profit to us. We distribute expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in an Investment Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees and computer and systems costs.

DISTRIBUTION EXPENSE CHARGE. Currently, Allianz Life is compensated for certain of its costs associated with distributing the Contract from certain Investment Options through their Rule 12b-1 plans. Allianz Life does not currently deduct a Distribution Expense Charge. In the event that Allianz Life is no longer compensated for some of its distribution expenses through the Investment Options, it may, in its sole discretion, charge a Distribution Expense Charge. The charge is guaranteed not to exceed .30% of the average daily value of the Contract invested in an Investment Option.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Allianz Life deducts $40 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. The charge is deducted pro rata from the Investment Options and the Fixed Account. The charge is for administrative expenses (see above).

However, during the Accumulation Phase, if the value of your Contract is at least $100,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Allianz Life will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, Allianz Life will not assess the contract maintenance charge (except in New Jersey). Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is $100,000 (except in New Jersey). If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract other than on a Contract anniversary, Allianz Life will deduct the contract maintenance charge. During the Payout Phase, in most states, the charge will be collected monthly out of each Annuity Payment.

In some states we are not permitted to assess the contract maintenance charge against the Fixed Account, during the annuity period or both.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. The charge is:

                 NUMBER OF COMPLETE CONTRACT
                     YEARS SINCE RECEIPT
                      OF PURCHASE PAYMENT         CHARGE
--------------------------------------------------------
                               0                    7%
                               1                    6%
                               2                    5%
                               3                    4%
                               4                    3%
                        5 YEARS OR MORE             0%

However, after Allianz Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits. The contingent deferred sales charge compensates Allianz Life for expenses associated with selling the Contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

PARTIAL WITHDRAWAL PRIVILEGE. Each Contract year, on a cumulative basis (minus any previous withdrawals you have made which were not subject to the contingent deferred sales charge) you can make multiple withdrawals up to 10% of Purchase Payments and no contingent deferred sales charge will be deducted from the 10% you take out. Cumulative means that if you do not use the 10% in a year, you may carry it over to the next year. (The 10% may be increased when the Contract is issued to a charitable remainder trust.) If you make a withdrawal of more than 10%, the amount over the 10% amount will be subject to the contingent deferred sales charge. If you make a total withdrawal, Allianz Life will assess the contingent deferred sales charge with no reductions for the Partial Withdrawal Privilege.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE BENEFITS. Under certain circumstances, after the first Contract year, Allianz Life will permit you to take your money out of the Contract without deducting a contingent deferred sales charge:

1.   if you become confined to a nursing home;

2. if you become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required); or

3.   if you become totally disabled for at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the date your Contract was issued.

Also, after the first year, if you become unemployed for at least 90 consecutive days, you can take up to 50% of your money out of the Contract without incurring a contingent deferred sales charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the 10% Partial Withdrawal Privilege in the same Contract year.

These benefits vary from state to state and may not be available in your state. (Check with your registered representative.)


REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE. Allianz Life may reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may choose not to deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.




COMMUTATION FEE

If you elect Annuity Option 2, 4 or 6 and make a liquidation, a commutation fee may be assessed. The commutation fee is a percentage of the amount liquidated and is equal to:

For Annuity Options 2 and 4:

                         YEARS SINCE              COMMUTATION
                          INCOME DATE               FACTOR
                         ------------------------------------
                             0 - 1                    5%
                             1 - 2                    4%
                             2 - 3                    3%
                             3 - 4                    2%
                            Over 4                    1%


For Annuity Option 6:

                  NUMBER OF COMPLETE CONTRACT
                      YEARS SINCE RECEIPT         COMMUTATION
                      OF PURCHASE PAYMENT           FACTOR
                  --------------------------------------------
                               0                      7%
                               1                      6%
                               2                      5%
                               3                      4%
                               4                      3%
                        5 years or more               0%

TRANSFER FEE

You can currently make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 for each additional transfer. The transfer fee will be deducted from the account (Investment Option or Fixed Account) from which the transfer is made. If the entire amount in the account is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from or to multiple accounts, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not currently count in determining the transfer fee.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

INVESTMENT OPTION EXPENSES


There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the Investment Option prospectuses.



6.TAXES
--------------------------------------------------------------------------------


NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. Qualified Contracts are subject to special tax rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions and transactions in connection with the Qualified Contracts do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is Tax Deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified deferred annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are included in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1.   paid on or after the taxpayer reaches age 59 1/2;

2.   paid after you die;

3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5.   paid under an immediate annuity; or

6.   which come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.


WITHDRAWALS -- QUALIFIED CONTRACTS

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.


The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)  paid on or after you reach age 59 1/2;

2)  paid after you die;

3)  paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)  paid for certain allowable medical expenses (as defined in the Code);

7)  paid pursuant to a qualified domestic relations order;

8)  paid on account of an IRS levy upon the Qualified Contract;

9)  paid from an IRA for medical insurance (as defined in the Code);

10) paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) do not apply to IRAs. The exception in 4) applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made pursuant to a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1.   reaches age 59 1/2;

2.   leaves his/her job;

3.   dies;

4.   becomes disabled (as that term is defined in the Code); or

5. in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DEATH BENEFITS

For  Contracts  which  contain  separate  charges for enhanced  death  benefits:
Certain death benefits may be purchased under your Contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If an enhanced death benefit is selected for a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The Contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs), resulting in the individual taxation of amounts held in the Contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can have access to the money in your Contract:

o   by making a partial or total withdrawal;

o   by receiving Annuity Payments; or

o   when a death benefit is paid to your Beneficiary.

In general, withdrawals can only be made during the Accumulation Phase. Under certain circumstances, you can take money out of the Contract during the Payout Phase if you select Annuity Option 2, 4 or 6 (See "Annuity Payments -The Payout Phase)."

When you make a complete withdrawal you will receive the value of the Contract on the day the withdrawal request is received at the USAllianz Service Center:

o   less any applicable contingent deferred sales charge;

o   less any premium tax; and

o   less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Allianz Life otherwise, the partial withdrawal will be made pro-rata from all the Investment Options and the Fixed Account you selected. After you make a partial withdrawal the value of your Contract must be at least $2,000.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits on withdrawals from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The Systematic Withdrawal Program is subject to the Partial Withdrawal Privilege which means that the total systematic withdrawals which you can make each year without Allianz Life deducting a contingent deferred sales charge is limited to 10% of your Purchase Payments. This is determined on the last business day prior to the day your request is received. If the amount you take out under the Systematic Withdrawal Program is less than the Partial Withdrawal Privilege then the balance (in dollar value) is carried over to the following year. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. Such withdrawals will not be subject to a contingent deferred sales charge. Payments may be made monthly, quarterly, or annually unless your Contract is less than $25,000 in which case the payments will only be made annually. If you have elected the Minimum Distribution Program, any additional withdrawals in a Contract year which exceed 10% of Purchase Payments when combined with Minimum Distribution withdrawals will be subject to any applicable contingent deferred sales charge.

You cannot participate in the Systematic Withdrawal Program and the Minimum Distribution Program at the same time.

SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or Allianz Life cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8.PERFORMANCE and ILLUSTRATIONS
--------------------------------------------------------------------------------
Allianz Life periodically advertises performance of the divisions of the Separate Account (also known as sub-accounts). Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Investment Option expenses. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charges, contingent deferred sales charges and the expenses of the Investment Options.

Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the Investment Options may also be advertised; see the Investment Option prospectuses for more information.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI.

For the Franklin Templeton Variable Insurance Products Trust, the performance is based on the Investment Option's Class 1 shares. Class 2 shares are relatively new and effective July 1, 1999 currently have Rule 12b-1 Plan expenses of 0.25% per year which will affect future performance. Prior to July 1, 1999 the Class 2 shares had 12b-1 plan expenses of 0.30% per year. The information is based upon the historical experience of the Investment Options' Class 1 shares and does not represent past performance or predict future performance.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Investment Options.

Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "payin," or accumulation phase, or the "payout," or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payin" and "payout" illustrations may have various features, as follows:

o Payin illustrations assume an initial lump sum premium payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract values, withdrawal values, or the death benefit. Payin illustrations may also be designed to show the effect of periodic additional premium payments and withdrawals. Payin illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum premium payment into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period.

o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. Where applicable, a payout illustration will show the effect of the enhanced GMIB or GMDB that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, and other Contract charges. Contract maintenance charges may or may not be deducted from a particular illustration. For fixed payin illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges charges shown in an illustration will vary, depending upon the Contract features you select. For surrender values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

A sample format of a customer illustration is attached as Appendix A to the Statement of Additional Information and is incorporated herein by reference.



9.DEATH BENEFIT
--------------------------------------------------------------------------------


UPON YOUR DEATH

If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected.

GUARANTEED MINIMUM DEATH BENEFITS (GMDB) -- DEATH BENEFIT PROTECTION

The annuity contract automatically provides a basic Guaranteed Minimum Death Benefit (Traditional GMDB), which is included as part of the Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). At the time you buy the Contract, you can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) or if you purchase the Contract on or after November 5, 2001 and if you are age 75 or younger, you can elect the Earnings Protection Guaranteed Minimum Death Benefit.

You may also elect the Earnings Protection GMDB

o    if it is available in your state

o if you purchased the contract prior to November 5, 2001 with the Traditional Death Benefit; and

o    if you were 75 years old or younger at the time of purchase.

You must make this election within 60 days of notice. You can make this election by returning and signing the election form we send you. Your charges will increase as set forth in the Fee Table and Section 5 - Expenses. Because of the increased charges, the number of units in your Contract will increase on the effective date of the change so that the Contract Value on that date will remain the same. Once selected, you cannot change it. The mortality and expense risk charge is higher for Contracts with the Enhanced GMDB or Earnings Protection GMDB. Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the death benefits. The Traditional, Enhanced and Earnings Protection GMDB only apply to Contracts owned for the benefit of an individual. THE ENHANCED GMDB AND EARNINGS PROTECTION GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

THE TRADITIONAL GUARANTEED MINIMUM PROTECTION BENEFIT

If you select the Traditional GMPB, the death benefit, less any applicable premium tax, will be the greater of:

o the value of your Contract at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

o the guaranteed minimum death benefit which is equal to the Purchase Payments you have made, reduced by each withdrawal's percentage of the Contract value withdrawn (including any contingent deferred sales charges paid on the withdrawals).

THE ENHANCED GUARANTEED MINIMUM DEATH BENEFIT

If you select the Enhanced GMDB, the death benefit will be the greater of 1 or 2 below, less any applicable premium tax:

1. the value of your Contract at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

2. the enhanced guaranteed minimum death benefit (Enhanced GMDB) as described below and determined as of the date of death.

The Enhanced GMDB is the greater of A or B below:

A. 5% Annual Increase Amount (3% Annual Increase Amount in Washington)

    On the date your Contract is issued: the Annual Increase Amount is equal to your initial Purchase Payment.

    On each business day other than a Contract anniversary: the Annual Increase Amount is equal to its value on the immediately preceding business day reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge) and increased by any additional Purchase Payments you make.

    On every Contract Anniversary: the Annual Increase Amount is equal to its value on the immediately preceding business day increased by 5% (or 3% in Washington) prior to your 81st birthday, reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge), increased by any additional Purchase Payments you make.

B. Greatest Anniversary Value

    The anniversary value is equal to the value of your Contract on a Contract anniversary, reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge) since that Contract anniversary. When determining this benefit, Allianz Life will not take into consideration any Contract anniversaries occurring on or after your 81st birthday or date of death.

THE EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT

If you select the Earnings Protection GMDB, we will pay your Beneficiary the greater of the following amounts, less any applicable premium tax and any applicable charges.

1. The Contract Value at the end of the business day when the service center receives both due proof of death and an election for the payment method.

2.   The total Purchase Payments reduced by adjusted partial withdrawals.

3.   The result of (a) plus (b), where:

     (a) is the Contract Value at the end of the business day when the service center receives both due proof of death and an election for the payment method.

     (b)  is 40% (or 25% if you are age 70 or older at issue)  of the  lesser of
          (i) or (ii), where

          (i) is the Contract Value as described in (a) minus total Purchase Payments; and

          (ii) is the total Purchase Payments.

An "adjusted partial withdrawal" is the withdrawal (including any contingent deferred sales charges) multiplied by the ratio of (a) to (b), where

     (a) is the death benefit calculated in (1) and (2) above on the date of (but prior to) the withdrawal; and

     (b)  is the Contract value on the date of (but prior to) the withdrawal.

The Appendix contains examples of how the guaranteed death benefits are calculated. The amounts in the examples are purely hypothetical and are for illustrative purposes only.

If you do not receive either the Traditional, Enhanced or Earnings Protection GMDB, the death benefit will be the current value of your Contract, less any premium taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the USAllianz Service Center.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk which will be borne by the Beneficiary.

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses (this requirement may not apply in certain states).

If you have not previously designated a death benefit option, a Beneficiary must request the death benefit be paid under one of the death benefit options below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from some states, are met, the payment will be made within 7 days. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

DEATH BENEFIT OPTIONS:

OPTION A: lump sum payment of the death benefit. Allianz Life will not deduct the contract maintenance charge at the time of a complete withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the contract maintenance charge to each Beneficiary on each Contract anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The contract maintenance charge will continue to be assessed to each Beneficiary's share pro rata over the payments.

Any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant, subject to our underwriting rules at that time. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.



10.OTHER INFORMATION
--------------------------------------------------------------------------------
ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT


Allianz Life established Allianz Life Variable Account B (Separate Account) under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Allianz Life owns the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.


DISTRIBUTION

Our wholly owned subsidiary, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company, organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). More Information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure form NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 6% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments).


Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker/dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker/dealers, the commission paid to the broker/dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker/dealer.


In addition, Allianz Life may also periodically pay certain sellers a commission bonus on aggregate sales for special promotional programs. Commissions may be recovered from a broker/dealer if a withdrawal occurs within 12 months of a Purchase Payment.


We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

Allianz Life may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.


ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.


FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.


--------------------------------------------------------------------------------

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION

Insurance Company                                   2

Experts                                             2

Legal Opinions                                      2

Distributor                                         2

Reduction or Elimination of the
Contingent Deferred Sales Charge                    2

Calculation of Performance Data                     3

Illustrations                                      12

Federal Tax Status                                 12

Annuity Provisions                                 20

Mortality and Expense Risk Guarantee               21

Financial Statements                               21

Appendix A - Illustrations                         22

Appendix B - Condensed Financial Information       45

PRIVACY NOTICE

WE CARE ABOUT YOUR PRIVACY!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Allianz Life Insurance Company of North America, and their affiliated companies (herein referred to as "Allianz").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

NON-PUBLIC INFORMATION COLLECTED.

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

NON-PUBLIC INFORMATION DISCLOSED.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

CONFIDENTIALITY AND SECURITY OF YOUR NON-PUBLIC PERSONAL INFORMATION.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.


INFORMATION ABOUT FORMER CUSTOMERS.

Non-public information about our former customers is maintained by Allianz on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

FURTHER INFORMATION.

o You have a right to access and request correction of your personal information that is recorded with Allianz.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

*You are entitled to receive, upon request to Allianz, a record of any subsequent disclosures of medical record information made by Allianz including the following:

1. the name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

2.   the date of the receipt or examination; and

3.   to the extent practicable, a description of the information disclosed.

         *FOR MONTANA RESIDENTS ONLY

If you have any questions about our privacy policy, please write, call, or email:
Allianz Life Insurance Company of North America
PO Box 1344, Minneapolis, MN  55440-1344
800/328-5600, www.allianzlife.com

APPENDIX A- EXAMPLES
--------------------------------------------------------------------------------

TRADITIONAL GUARANTEED MIMIMUM PROTECTION BENEFIT (GMPB) AND ENHANCED GMPB

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
--------------------------------------------------------------------------------

TRADITIONAL GUARANTEED MINIMUM PROTECTION BENEFIT -- EXAMPLES

EXAMPLE 1

Assume you make one Purchase Payment of $100,000 on January 1, 2001, and you do not make any withdrawals during the first seven years. Furthermore, assume that your Contract value history unfolds as follows:


 1/1/2002                  $106,500              1/1/2006               $105,000

 1/1/2003                  $102,000              1/1/2007               $106,300

 1/1/2004                  $ 98,600              1/1/2008               $109,100

 1/1/2005                  $101,700

In this case your Traditional Guaranteed Minimum Protection Benefit (GMPB) would be calculated on the following dates as follows:

On January 1, 2004:

                  1)  Purchase Payments Paid
                      Purchase Payment made on January 1, 2001         $100,000

                  2)  Contract value
                      Equals:                                          $ 98,600

--------------------------------------------------------------------------------
                      Traditional GMPB equals:     MAX [$100,000.00, $98,600.00]
                                                    =   $100,000.00
--------------------------------------------------------------------------------



DEATH BENEFIT

o Your Beneficiary would be guaranteed a death benefit payment of at least $100,000.00 for death occurring between January 1, 2004, and December 31, 2004.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2004, the payment would be based on a Contract value of $ 98,600.00 applied to current rates since the Traditional GMPB does not apply before the 7th Contract anniversary.

On January 1, 2008

                  1)  Purchase Payment Paid
                      Purchase Payment made on January 1, 2001         $100,000

                  2)   Contract Value
                       Equals:                                         $109,100

--------------------------------------------------------------------------------
                      Traditional GMPB equals:       MAX [$100,000.00, $109,100]

                                                      =   $109,100.00
--------------------------------------------------------------------------------

DEATH BENEFIT

o Your Beneficiary would receive a death benefit payment of $109,100.00 if death occurred on January 1, 2008, and at least $100,000 for death occurring between January 2, 2008, and December 31, 2008, regardless of Investment Option performance.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2008, the guaranteed fixed payment would be based on $109,100.00 applied to guaranteed rates. The current Contract value applied to current rates will result in a greater initial payment.

EXAMPLE 2
--------------------------------------------------------------------------------

Same assumptions as Example 1 except you make a partial withdrawal of $6,000 on January 1, 2007, which altered the anniversary Contract value history as follows:

                  1/1/2007                       $100,300

                  1/1/2008                       $102,942

On January 1, 2004:

   Same calculations as Example 1.

On January 1, 2008:

                  1)  Purchase Payments Paid
                      Purchase Payment made on January 1, 2001         $100,000
                      Partial withdrawal adjustment      x [1 - (6,000/106,300)]
                      Equals:                                       $ 94,355.60

                  2)  Contract Value
                      Equals:                                          $102,942

--------------------------------------------------------------------------------
                       Traditional GMPB equals:    MAX [$94,355.60, $102,942.00]

                                                   =   $102,942.00
--------------------------------------------------------------------------------

DEATH BENEFIT

o Your Beneficiary would receive a death benefit payment of $102,942.00 if death occurred on January 1, 2008 and at least $94,355.60 for death occurring between January 2, 2008 and December 31, 2008 regardless of Investment Option performance.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2008, the guaranteed fixed payment would be based on $102,942.00 applied to guaranteed rates. The current Contract value applied to current rates will result in a greater initial payment.

ENHANCED GUARANTEED MINIMUM PROTECTION BENEFIT -- EXAMPLES

EXAMPLE 1
--------------------------------------------------------------------------------

Assume you make one Purchase Payment of $100,000 on January 1, 2001, and you did not make a withdrawal during the first seven years. Furthermore, assume that your Contract value history (occurring prior to age 81) unfolds as follows:



    1/1/2002              $106,500                 1/1/2006             $144,800

    1/1/2003              $114,000                 1/1/2007             $142,900

    1/1/2004              $110,100                 1/1/2008             $138,300

    1/1/2005              $125,500

In this case your Enhanced Guaranteed Minimum Protection Benefit (GMPB) would be calculated on the following dates as follows:

On January 1, 2004:

                  1)  5% Annual Increase Amount
                      Purchase Payment made on January 1, 2000          $100,000
                      5% interest accumulation factor     x [(1.05)(1.05)(1.05)]
                        Equals:                                      $115,762.50

                  2)  Greatest Anniversary Value
                      Maximum of                X [$106,500, $114,000, $110,100]
                      Equals:                                        $114,000.00

--------------------------------------------------------------------------------
                      Traditional GMPB equals:    MAX [$115,762.50, $114,000.00]

                                                   =   $115,762.50
--------------------------------------------------------------------------------

DEATH BENEFIT

o If you elected the optional Enhanced GMPB, your Beneficiary would be guaranteed a death benefit payment of at least $115,762.50 for death occurring between January 1, 2004, and December 31, 2004.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2004, the payment would be based on a Contract value of $110,100.00 applied to current rates since the Enhanced GMPB does not apply before the 7th Contract anniversary.

On January 1, 2008:

             1)  5% Annual Increase Amount
                 Purchase Payment made on January 1, 2001               $100,000
                 5% interest accumulation factor    x  [(1.05)(1.05)(1.05)(1.05)
                                                       (1.05)(1.05)(1.05)]
                      Equals:                                        $140,710.04

             2)  Greatest Anniversary Value
                 Maximum of             MAX   [$106,500, $114,000, $110,100,
                                         $125,500, $144,800, $142,900, $138,300]
                      Equals                                         $144,800.00

--------------------------------------------------------------------------------
                      Enhanced GMPB equals:       MAX [$140,710.04, $144,800.00]

                                                   =   $144,800.00
--------------------------------------------------------------------------------

DEATH BENEFIT

o If you elected the optional Enhanced GMPB, your Beneficiary would be guaranteed a death benefit payment of at least $144,800.00 for death occurring between January 1, 2008, and December 31, 2008.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2008, the guaranteed fixed payment would be based on $144,800.00 applied to guaranteed rates. You would receive the greater of this guaranteed fixed payment or the current fixed payment based on $138,300.00 applied to current rates.

EXAMPLE 2
--------------------------------------------------------------------------------

Same assumptions as Example 1 except you make a partial withdrawal of $12,000 on January 1, 2007, which altered the anniversary Contract value history as follows:

            1/1/2007       $130,900

            1/1/2008       $126,686

On January 1, 2004:

   Same calculations as Example 1.

On January 1, 2008:

            1) 5% Annual Increase Amount

               Purchase Payment made on January 1, 2001                $100,000

               5% accumulation factor to 1/1/2007          x [(1.05)(1.05)(1.05)
                                                             (1.05)(1.05)(1.05)]
               Equals:                                              $134,009.56

               Partial withdrawal adjustment            x [1 - (12,000/142,900)]
               Equals:                                              $122,756.13

               5% accumulation factor to 1/1/2008                        x 1.05
               Equals:                                              $128,893.94

            2) Greatest Anniversary Value
               Maximum to 1/1/2007            MAX [$106,500, $114,000, $110,100,
                                                   $125,500, $144,800, $142,900]
               Equals:                                                 $144,800

               Partial withdrawal adjustment            x [1 - (12,000/142,900)]
               Equals:                                              $132,640.45

               Maximum to 1/1/2008                MAX [$132,640.45, $126,686.00]
               Equals:                                              $132,640.45

--------------------------------------------------------------------------------
                  Enhanced GMPB equals:           MAX [$128,893.94, $132,640.45]

                                                   =   $132,640.45
--------------------------------------------------------------------------------

DEATH BENEFIT

o If you elected the optional Enhanced GMPB, your Beneficiary would be guaranteed a death benefit payment of at least $132,640.45 for death occurring between January 1, 2008, and December 31, 2008.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2008, the guaranteed fixed payment would be based on $132,640.45 applied to guaranteed rates. You would receive the greater of this guaranteed fixed payment or the current fixed payment based on $126,686.00 applied to current rates.


--------------------------------------------------------------------------------

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT

     The following examples are to help you understand how the Earnings Protection GMDB is determined. The facts assumed in the examples are purely hypothetical and are for illustration purposes only.

         EXAMPLE 1
--------------------------------------------------------------------------------

o    You purchased a Contract with a payment of $100,000 on January 1, 2001

o    On March 1, 2008, your Contract value increases to $160,000.

We calculate your death benefit on March 1, 2008 as:

1.       The greater of your Purchase Payments                          $100,000

2.       Or the Contract Value                                          $160,000

3.       Or the result of the following calculation:
              The Contract value of $160,000 =                          $160,000

              Minus total Purchase Payments of $100,000 =                $60,000

              The result multiplied by 40% = 60,000 x .4 =               $24,000

              Plus your Contract value of $160,000 =                    $184,000

     FOR A DEATH BENEFIT OF $184,000

     EXAMPLE 2
--------------------------------------------------------------------------------
     WITH PARTIAL WITHDRAWAL:

o    You purchased a Contract with a payment of $100,000 on January 1, 2001.

o On June 1, 2007, your Contract value grows to $150,000. You take a partial withdrawal (including any withdrawal charges) of $25,000, leaving a Contract value of $125,000.

o    On March 1, 2008, your Contract Value increases to $130,000.

We calculate the death benefit on March 1, 2008 as follows:

1.       The greater of your Purchase Payments less
         "adjusted partial withdrawals"                                  $75,000

2.       Or the Contract value                                          $130,000

3.       Or the result of the following calculation:

                 Contract value of $130,000 =                           $130,000

                 us total Purchase Payments of $100,000 =                $30,000

                 result multiplied by 40% = 30,000 x .4 =                $12,000

                 plus your Contract Value of $130,000 =                 $142,000

     FOR A DEATH BENEFIT OF $142,000

APPENDIX B- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.


Accumulation Unit Value (AUV) information corresponding to the highest and lowest combination of charges is reflected in the tables below. AUV information reflecting the additional combination of charges is disclosed in the Appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.


(NUMBER OF UNITS IN THOUSANDS)       PERIOD OR YEAR ENDED DECEMBER 31, 2001             INCEPTION (02/01/2000) TO DECEMBER 31, 2000
                                     --------------------------------------             -------------------------------------------

                                                          ENHANCED GMDB OR
                                   TRADITIONAL GMDB   EARNINGS PROTECTION GMDB           TRADITIONAL GMDB        ENHANCED GMDB
                                          AND                   AND                             AND                   AND
INVESTMENT OPTIONS:                TRADITIONAL GMIB        ENHANCED GMIB                 TRADITIONAL GMIB        ENHANCED GMIB
                                   ----------------        -------------                 ----------------        -------------
                                          1.40%                1.90%                            1.40%                 1.90%
-----------------------------------------------------------------------------------------------------------------------------------
USAZ ALLIANCE CAPITAL GROWTH AND INCOME
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $10.443              $10.435                              NA                   NA
Number of units outstanding at end of period   2                    9                              NA                   NA
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $10.526              $10.518                              NA                   NA
Number of units outstanding at end of period   4                   18                              NA                   NA
USAZ ALLIANCE CAPITAL TECHNOLOGY
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $10.746              $10.737                              NA                   NA
Number of units outstanding at end of period   0                   13                              NA                   NA
DAVIS VA FINANCIAL
Unit value at beginning of period        $13.319              $13.258                              NA                   NA
Unit value at end of period              $11.771              $11.658                         $13.319              $13.258
Number of units outstanding at end of period  88                  132                              25                    7
DAVIS VA VALUE
Unit value at beginning of period        $10.919              $10.869                              NA                   NA
Unit value at end of period               $9.648               $9.556                         $10.919              $10.869
Number of units outstanding at end of period 256                  243                              41                    8
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $17.855              $16.750                              NA                   NA
Number of units outstanding at end of period   0                    0                              NA                   NA
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period        $30.377              $28.664                              NA                   NA
Unit value at end of period              $29.270              $27.482                         $30.377              $28.664
Number of units outstanding at end of period  67                   70                               8                    1
FRANKLIN HIGH INCOME
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $18.333              $17.198                              NA                   NA
Number of units outstanding at end of period   1                    2                              NA                   NA
FRANKLIN INCOME SECURITIES
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $28.387              $26.630                              NA                   NA
Number of units outstanding at end of period   1                    0                              NA                   NA
FRANKLIN LARGE CAP GROWTH
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $18.303              $17.791                              NA                   NA
Number of units outstanding at end of period   5                    5                              NA                   NA
FRANKLIN REAL ESTATE
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $29.453              $27.630                              NA                   NA
Number of units outstanding at end of period   3                    4                              NA                   NA
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period        $22.438              $21.483                              NA                   NA
Unit value at end of period              $25.126              $23.937                         $22.438              $21.483
Number of units outstanding at end of period  54                   74                               4                   NA
FRANKLIN SMALL CAP
Unit value at beginning of period        $23.825              $23.236                              NA                   NA
Unit value at end of period              $19.910              $19.321                         $23.825              $23.236
Number of units outstanding at end of period  86                   81                              30                   13
FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $10.673              $10.479                              NA                   NA
Number of units outstanding at end of period   1                    1                              NA                   NA
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period        $20.421              $19.262                              NA                   NA
Unit value at end of period              $21.619              $20.290                         $20.421              $19.262
Number of units outstanding at end of period  89                   79                               4                    1
FRANKLIN ZERO COUPON 2005
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $27.667              $25.955                              NA                   NA
Number of units outstanding at end of period  45                    1                              NA                   NA
FRANKLIN ZERO COUPON 2010
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $29.462              $27.639                              NA                   NA
Number of units outstanding at end of period  44                    1                              NA                   NA
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period        $14.890              $14.598                              NA                   NA
Unit value at end of period              $14.717              $14.355                         $14.890              $14.598
Number of units outstanding at end of period  54                   39                              14                    5
MUTUAL SHARES SECURITIES
Unit value at beginning of period        $14.782              $14.491                              NA                   NA
Unit value at end of period              $15.602              $15.219                         $14.782              $14.491
Number of units outstanding at end of period 133                  152                              28                    9
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period         $8.454               $8.178                              NA                   NA
Unit value at end of period               $7.662               $7.375                          $8.454               $8.178
Number of units outstanding at end of period  10                    7                               5                    1
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $17.761              $16.906                              NA                   NA
Number of units outstanding at end of period   1                    2                              NA                   NA
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period        $19.467              $18.833                              NA                   NA
Unit value at end of period              $18.944              $18.234                         $19.467              $18.833
Number of units outstanding at end of period  51                   79                              12                    7
USAZ TEMPLETON DEVELOPED MARKETS
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $10.227              $10.219                              NA                   NA
Number of units outstanding at end of period   0                    0                              NA                   NA
SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period         $8.485               $8.483                              NA                   NA
Unit value at end of period               $5.361               $5.333                          $8.485               $8.483
Number of units outstanding at end of period   5                   15                              NA                   NA
SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period         $7.949               $7.947                              NA                   NA
Unit value at end of period               $6.605               $6.571                          $7.949               $7.947
Number of units outstanding at end of period  28                   45                              NA                   NA
OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period        $10.379              $10.331                              NA                   NA
Unit value at end of period               $9.002               $8.916                         $10.379              $10.331
Number of units outstanding at end of period 168                  239                              44                   33
OPPENHEIMER HIGH INCOME
Unit value at beginning of period         $9.530               $9.487                              NA                   NA
Unit value at end of period               $9.582               $9.491                          $9.530               $9.487
Number of units outstanding at end of period  92                   57                              32                    1
OPPENHEIMER MAIN STREET GROWTH & INCOME
Unit value at beginning of period         $9.420               $9.377                              NA                   NA
Unit value at end of period               $8.344               $8.265                          $9.420               $9.377
Number of units outstanding at end of period 338                  364                             124                   20
PIMCO VIT HIGH YIELD
Unit value at beginning of period         $9.481               $9.438                              NA                   NA
Unit value at end of period               $9.580               $9.489                          $9.481               $9.438
Number of units outstanding at end of period  55                  211                              13                    4
PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period         $8.829               $8.789                              NA                   NA
Unit value at end of period               $8.266               $8.188                          $8.829               $8.789
Number of units outstanding at end of period  40                   73                               8                    1
PIMCO VIT TOTAL RETURN
Unit value at beginning of period        $10.676              $10.628                              NA                   NA
Unit value at end of period              $11.412              $11.303                         $10.676              $10.628
Number of units outstanding at end of period 241                  243                              24                    2
USAZ PIMCO GROWTH AND INCOME
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $10.140              $10.132                              NA                   NA
Number of units outstanding at end of period   2                    4                              NA                   NA
USAZ PIMCO RENAISSANCE
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $10.995              $10.986                              NA                   NA
Number of units outstanding at end of period   5                   47                              NA                   NA
USAZ PIMCO VALUE FUND
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period              $10.938              $10.929                              NA                   NA
Number of units outstanding at end of period   3                   14                              NA                   NA
SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period        $13.672              $13.610                              NA                   NA
Unit value at end of period              $16.652              $16.493                         $13.672              $13.610
Number of units outstanding at end of period  78                  141                              15                    1
USAZ MONEY MARKET
Unit value at beginning of period        $10.373              $10.326                              NA                   NA
Unit value at end of period              $10.580              $10.479                         $10.373              $10.326
Number of units outstanding at end of period 299                  375                              93                   11
USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period               $8.024               $7.997                              NA                   NA
Number of units outstanding at end of period   7                   68                              NA                   NA
USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period               $9.330               $9.299                              NA                   NA
Number of units outstanding at end of period  37                  445                              NA                   NA
USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period               $9.134               $9.103                              NA                   NA
Number of units outstanding at end of period  43                  118                              NA                   NA
USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period               $9.667               $9.635                              NA                   NA
Number of units outstanding at end of period  42                  221                              NA                   NA
USAZ VAN KAMPEN GROWTH
Unit value at beginning of period             NA                   NA                              NA                   NA
Unit value at end of period               $9.520               $9.488                              NA                   NA
Number of units outstanding at end of period   5                   20                              NA                   NA


The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations under this Contract as of May 1, 2002, therefore no Accumulation Units are shown for these Investment Options.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                              USALLIANZ ALTERITY TM
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   MAY 1, 2002





THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2002, AND AS MAY BE AMENDED FROM TIME TO TIME.



TABLE OF CONTENTS
-------------------------------------------------------------------------------


                                                           Page
Insurance Company ......................................     2
Experts.................................................     2
Legal Opinions..........................................     2
Distributor ............................................     2
Reduction or Elimination of the
 Contingent Deferred Sales Charge ......................     2
Calculation of Performance Data ........................     3
Illustrations...........................................    12
Federal Tax Status .....................................    13
Annuity Provisions .....................................    20
Mortality and Expense Risk Guarantee....................    21
Financial Statements....................................    21
Appendix A - Illustrations..............................    22
Appendix B - Condensed Financial Information............    44




                                                            ALTSAI-0502

INSURANCE COMPANY

Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz
Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

The Insurance Company is rated A++ by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.

EXPERTS
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2001 and the consolidated financial statements of the Insurance Company as of December 31, 2001 and 2000 and for each of the years in the three years ended December 31, 2001 have been included in this Statement of Additional Information in reliance upon the reports of KPMG LLP, independent accountants, included in this Statement of Additional Information and upon the authority of said firm as experts in accounting and auditing.

The Insurance Company audit report refers to a change in its method of accounting for derivative instruments in 2001 and a change in its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities in 1999. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS

Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

USAllianz Investor Services, LLC, a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract owners will continue to hold the Contracts for a certain period of time); 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

From time to time, the Insurance Company may advertise the performance data for the divisions of the separate account (also known as subaccounts), in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the administrative charge, the operating expenses of the Investment Options and any applicable contingent deferred sales charge and contract maintenance charge ("Standardized Total Return"). The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                     P(1+T)n   = ERV

where:

                     P   = a hypothetical initial payment of $1,000;

                     T   = average annual total return;

                     n   = number of years;

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Investment Options and assumes that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD


The USAZ Money Market Fund. The Insurance Company may advertise yield information for the USAZ Money Market Fund. The USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge and the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subaccount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)


For the seven-day period ending on December 31, 2001, the USAZ Money Market Fund had a current yield of -0.42% and an effective yield of -0.42%.

Other Investment Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative Charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:


                 Yield = 2 [((a-b) + 1)6   - 1]
                                cd
where:

     a = net investment income earned during the period by the Investment Option attributable to shares owned by the subaccount;

     b    = expenses accrued for the period (net of reimbursements);

     c = the average daily number of accumulation units outstanding during the period;

     d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any subaccount (other than the USAZ Money Market Fund).


PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed.

The Investment Options of Franklin Templeton Variable Insurance Products Trust available under this Contract issue Class 2 shares and have a distribution plan which is referred to as a rule 12b-1 plan. Class 2 shares have Rule 12b-1 plan expenses currently equal to 0.25% per year, which will affect future performance.


Because class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized class 2 Investment Option performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.


Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.


Accumulation Unit performance is reflected in the following tables.

The performance figures in Charts A and B reflect Accumulation Unit performance from Separate Account inception or, if later, the date that a particular
Investment Option was added to the Separate Account. Chart A reflects performance for the Contract with Traditional GMDB & GMIB (M&E of 1.40%). Chart B reflects performance for the Contract with Enhanced GMDB or Earnings Protection GMDB and Enhanced GMIB (M&E of 1.90%).

The performance figures in Charts C and D reflect Accumulation Unit performance from portfolio inception which may pre-date Separate Account inception and assumes the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table. Chart C reflects performance for the Contract with Traditional GMDB & GMIB (M&E of 1.40%). Chart D reflects performance for the Contract with Enhanced GMDB or Earnings Protection GMDB and Enhanced GMIB (M&E of 1.90%).

Chart E reflects performance information for the Investment Options which does not include any contract fees, expenses or sales charges.




    PRODUCT FEATURE                                           INSURANCE         ACTUAL         HYPOTHETICAL
                                                               CHARGE         PERFORMANCE       PERFORMANCE
    --------------------------------------------------------- ------------- ---------------- -----------------
    Traditional GMDB & Traditional GMIB                          1.40%          Chart A          Chart C
    Enhanced GMDB or Earnings Protection GMDB and                1.90%          Chart B          Chart D
    Enhanced GMIB
    --------------------------------------------------------- ------------- ---------------- -----------------

The performance figures in Column I of each table represent performance figures for the Accumulation Units which reflects the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Investment Options and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Column II represents performance figures for the Accumulation Units which reflects the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Investment Options. Past performance does not guarantee future results.

CHART A -TRADITIONAL GMDB & TRADITIONAL GMIB (1.40%)
-----------------------------------------------------------------------------------------------------------------------------------
Total Return for the periods ended December 31, 2001:                              ACTUAL


                                                  COLUMN I (WITH CHARGES)                  COLUMN II (WITHOUT CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION    ONE    THREE     FIVE      TEN    SINCE   ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE       YEAR    YEAR     YEAR     YEAR  INCEPTION YEAR     YEAR     YEAR     YEAR  INCEPTION
                            IN INVESTMENT OPTION
-----------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and   11/5/2001     N/A      N/A     N/A      N/A    -2.66     N/A      N/A     N/A      N/A    4.44
Income*
USAZ Alliance Capital Large Cap    11/5/2001     N/A      N/A     N/A      N/A    -1.83     N/A      N/A     N/A      N/A    5.27
Growth*
USAZ Alliance Capital Technology*  11/5/2001     N/A      N/A     N/A      N/A     0.37     N/A      N/A     N/A      N/A    7.47
Davis VA Financial                  2/1/2000  -18.73      N/A     N/A      N/A     5.92  -11.63      N/A     N/A      N/A    8.95
Davis VA Value                      2/1/2000  -18.74      N/A     N/A      N/A    -5.35  -11.64      N/A     N/A      N/A   -2.01
Franklin Global Communications     1/24/1989  -37.48   -16.67   -3.64     1.81     4.52  -30.38   -14.24   -2.87     1.88    4.58
Securities - Class 21,2
Franklin Growth and Income         1/24/1989  -10.74     1.96    7.90     9.27     8.56   -3.64     3.63    8.42     9.34    8.63
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989   -4.38    -6.73   -1.83     4.63     4.72    2.72    -4.74   -1.10     4.70    4.79
Franklin Income Securities -       1/24/1989   -7.75     2.50    4.93     7.58     8.33   -0.65     4.16    5.51     7.65    8.40
Class 21,2
Franklin Large Cap Growth           5/1/1996  -19.77     3.92    9.73      N/A    11.18  -12.67     5.53   10.21      N/A   11.25
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989   -0.72     6.89    3.86     9.47     8.64    6.38     8.42    4.47     9.53    8.70
Franklin Rising Dividends          1/27/1992    4.88     4.14    9.86      N/A     9.60   11.98     5.76   10.35      N/A    9.68
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995  -23.53     9.35    8.48      N/A    11.68  -16.43    10.80    8.99      N/A   11.76
Franklin Small Cap Value            5/1/1998    5.10     9.96     N/A      N/A     0.61   12.20    11.41     N/A      N/A    1.79
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989   -1.23     2.63    4.72     5.28     6.11    5.87     4.29    5.31     5.36    6.18
22
Franklin Zero Coupon 2005 - Class  3/14/1989    0.31     1.75    5.60     7.21     8.21    7.41     3.43    6.16     7.28    8.27
12
Franklin Zero Coupon 2010 - Class  3/14/1989   -2.95     0.07    5.92     8.06     8.74    4.15     1.81    6.48     8.13    8.80
12
Mutual Discovery Securities -      11/8/1996   -8.27     7.87    7.07      N/A     7.65   -1.17     9.36    7.60      N/A    7.75
Class 21,2
Mutual Shares Securities - Class   11/8/1996   -1.55     8.21    8.11      N/A     8.96    5.55     9.70    8.63      N/A    9.06
21,2
Templeton Developing Markets       3/04/1996  -16.47    -3.33   -8.80      N/A    -3.50   -9.37    -1.49   -7.83      N/A   -3.39
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992  -24.27    -3.07    1.36      N/A     5.88  -17.17    -1.24    2.01      N/A    5.95
Class 21,2,4
Templeton Growth Securities -      3/15/1994   -9.79     3.46    6.35      N/A     8.44   -2.69     5.08    6.89      N/A    8.52
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001     N/A      N/A     N/A      N/A    -4.82     N/A      N/A     N/A      N/A    2.28
SP Jennison International Growth  12/15/2000  -43.92      N/A     N/A      N/A   -41.91  -36.82      N/A     N/A      N/A  -35.84
SP Strategic Partners Focused     12/15/2000  -24.00      N/A     N/A      N/A   -26.39  -16.90      N/A     N/A      N/A  -20.38
Growth
Oppenheimer Global Securities/VA    2/1/2000  -20.37      N/A     N/A      N/A    -9.81  -13.27      N/A     N/A      N/A   -6.32
Oppenheimer High Income/VA          2/1/2000   -6.56      N/A     N/A      N/A    -5.56    0.54      N/A     N/A      N/A   -2.20
Oppenheimer Main Street Growth &    2/1/2000  -18.52      N/A     N/A      N/A   -13.16  -11.42      N/A     N/A      N/A   -9.56
Income/VA
PIMCO VIT High Yield  - Admin.      2/1/2000   -6.17      N/A     N/A      N/A    -3.62    0.93      N/A     N/A      N/A   -0.32
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000  -19.77      N/A     N/A      N/A   -13.67  -12.67      N/A     N/A      N/A  -10.05
Income - Admin. Class
PIMCO VIT Total Return  - Admin.    2/1/2000   -0.22      N/A     N/A      N/A     5.96    6.88      N/A     N/A      N/A    9.00
Class
USAZ PIMCO Growth and Income*      11/5/2001     N/A      N/A     N/A      N/A    -5.69     N/A      N/A     N/A      N/A    1.41
USAZ PIMCO Renaissance*            11/5/2001     N/A      N/A     N/A      N/A     2.87     N/A      N/A     N/A      N/A    9.97
USAZ PIMCO Value*                  11/5/2001     N/A      N/A     N/A      N/A     2.29     N/A      N/A     N/A      N/A    9.39
Seligman Small-Cap Value - Class 1  2/1/2000   14.70      N/A     N/A      N/A    26.97   21.80      N/A     N/A      N/A   29.56
USAZ Money Market                   2/1/2000   -5.27      N/A     N/A      N/A    -0.22    1.83      N/A     N/A      N/A    2.98
USAZ Van Kampen Aggressive Growth*  5/1/2001     N/A      N/A     N/A      N/A   -26.85     N/A      N/A     N/A      N/A  -19.75
USAZ Van Kampen Comstock*           5/1/2001     N/A      N/A     N/A      N/A   -13.61     N/A      N/A     N/A      N/A   -6.51
USAZ Van Kampen Emerging Growth*    5/1/2001     N/A      N/A     N/A      N/A   -15.26     N/A      N/A     N/A      N/A   -8.16
USAZ Van Kampen Growth and Income*  5/1/2001     N/A      N/A     N/A      N/A   -10.42     N/A      N/A     N/A      N/A   -3.32
USAZ Van Kampen Growth*             5/1/2001     N/A      N/A     N/A      N/A   -11.90     N/A      N/A     N/A      N/A   -4.80
----------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   For Templeton Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip, USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract as of May 1, 2002.



CHART B - ENHANCED GMDB OR EARNINGS PROTECTION GMDB AND ENHANCED GMIB (1.90%)
-----------------------------------------------------------------------------------------------------------------------------------

Total Return for the periods ended December 31, 2001:                              ACTUAL


                                                  COLUMN I (WITH CHARGES)                  COLUMN II (WITHOUT CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION     ONE    THREE    FIVE      TEN     SINCE   ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE       YEAR    YEAR     YEAR     YEAR  INCEPTION YEAR     YEAR     YEAR     YEAR  INCEPTION
                            IN INVESTMENT OPTION
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and   11/5/2001     N/A      N/A     N/A      N/A    -2.74     N/A      N/A     N/A      N/A    4.36
Income*
USAZ Alliance Capital Large Cap    11/5/2001     N/A      N/A     N/A      N/A    -1.91     N/A      N/A     N/A      N/A    5.19
Growth*
USAZ Alliance Capital Technology*  11/5/2001     N/A      N/A     N/A      N/A     0.29     N/A      N/A     N/A      N/A    7.39
Davis VA Financial                  2/1/2000  -19.17      N/A     N/A      N/A     5.37  -12.07      N/A     N/A      N/A    8.41
Davis VA Value                      2/1/2000  -19.19      N/A     N/A      N/A    -5.85  -12.09      N/A     N/A      N/A   -2.49
Franklin Global Communications     1/24/1989  -37.83   -17.13   -4.13     1.30     4.01  -30.73   -14.67   -3.36     1.37    4.07
Securities - Class 21,2
Franklin Growth and Income         1/24/1989  -11.22     1.43    7.35     8.73     8.03   -4.12     3.12    7.87     8.80    8.09
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989   -4.89    -7.22   -2.34     4.10     4.21    2.21    -5.22   -1.59     4.18    4.28
Franklin Income Securities -       1/24/1989   -8.25     1.96    4.40     7.04     7.80   -1.15     3.64    4.98     7.11    7.86
Class 21,2
Franklin Large Cap Growth           5/1/1996  -20.20     3.38    9.17      N/A    10.62  -13.10     5.00    9.66      N/A   10.69
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989   -1.26     6.33    3.33     8.92     8.10    5.84     7.88    3.95     8.99    8.17
Franklin Rising Dividends          1/27/1992    4.32     3.60    9.30      N/A     9.06   11.42     5.23    9.80      N/A    9.14
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995  -23.95     8.78    7.93      N/A    11.12  -16.85    10.24    8.44      N/A   11.20
Franklin Small Cap Value            5/1/1998    4.54     9.39     N/A      N/A     0.09   11.64    10.86     N/A      N/A    1.28
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989   -1.76     2.09    4.19     4.75     5.58    5.34     3.76    4.78     4.83    5.66
22
Franklin Zero Coupon 2005 - Class  3/14/1989   -0.23     1.21    5.06     6.67     7.67    6.87     2.92    5.63     6.74    7.73
12
Franklin Zero Coupon 2010 - Class  3/14/1989   -3.47    -0.46    5.38     7.52     8.20    3.63     1.30    5.95     7.59    8.26
12
Mutual Discovery Securities -      11/8/1996   -8.76     7.30    6.52      N/A     7.11   -1.66     8.82    7.06      N/A    7.21
Class 21,2
Mutual Shares Securities - Class   11/8/1996   -2.08     7.64    7.56      N/A     8.42    5.02     9.15    8.09      N/A    8.52
21,2
Templeton Developing Markets        3/4/1996  -16.92    -3.84   -9.28      N/A    -3.98   -9.82    -1.99   -8.29      N/A   -3.87
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992  -24.68    -3.58    0.84      N/A     5.36  -17.58    -1.73    1.50      N/A    5.43
Class 21,2,4
Templeton Growth Securities -      3/15/1994  -10.28     2.92    5.80      N/A     7.90   -3.18     4.56    6.36      N/A    7.98
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001     N/A      N/A     N/A      N/A    -4.90     N/A      N/A     N/A      N/A    2.20
SP Jennison International Growth  12/15/2000  -44.24      N/A     N/A      N/A   -42.23  -37.14      N/A     N/A      N/A  -36.16
SP Strategic Partners Focused     12/15/2000  -24.42      N/A     N/A      N/A   -26.79  -17.32      N/A     N/A      N/A  -20.78
Growth
Oppenheimer Global Securities/VA    2/1/2000  -20.80      N/A     N/A      N/A   -10.29  -13.70      N/A     N/A      N/A   -6.79
Oppenheimer High Income/VA          2/1/2000   -7.06      N/A     N/A      N/A    -6.06    0.04      N/A     N/A      N/A   -2.69
Oppenheimer Main Street Growth &    2/1/2000  -18.96      N/A     N/A      N/A   -13.63  -11.86      N/A     N/A      N/A  -10.01
Income/VA
PIMCO VIT High Yield  - Admin.      2/1/2000   -6.68      N/A     N/A      N/A    -4.13    0.42      N/A     N/A      N/A   -0.82
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000  -20.21      N/A     N/A      N/A   -14.14  -13.11      N/A     N/A      N/A  -10.50
Income - Admin. Class
PIMCO VIT Total Return  - Admin.    2/1/2000   -0.76      N/A     N/A      N/A     5.41    6.34      N/A     N/A      N/A    8.45
Class
USAZ PIMCO Growth and Income*      11/5/2001     N/A      N/A     N/A      N/A    -5.76     N/A      N/A     N/A      N/A    1.34
USAZ PIMCO Renaissance*            11/5/2001     N/A      N/A     N/A      N/A     2.78     N/A      N/A     N/A      N/A    9.88
USAZ PIMCO Value*                  11/5/2001     N/A      N/A     N/A      N/A     2.21     N/A      N/A     N/A      N/A    9.31
Seligman Small-Cap Value - Class 1  2/1/2000   14.08      N/A     N/A      N/A    26.31   21.18      N/A     N/A      N/A   28.91
USAZ Money Market                   2/1/2000   -5.78      N/A     N/A      N/A    -0.75    1.32      N/A     N/A      N/A    2.47
USAZ Van Kampen Aggressive Growth*  5/1/2001     N/A      N/A     N/A      N/A   -27.12     N/A      N/A     N/A      N/A  -20.02
USAZ Van Kampen Comstock*           5/1/2001     N/A      N/A     N/A      N/A   -13.92     N/A      N/A     N/A      N/A   -6.82
USAZ Van Kampen Emerging Growth*    5/1/2001     N/A      N/A     N/A      N/A   -15.57     N/A      N/A     N/A      N/A   -8.47
USAZ Van Kampen Growth and Income*  5/1/2001     N/A      N/A     N/A      N/A   -10.74     N/A      N/A     N/A      N/A   -3.64
USAZ Van Kampen Growth*             5/1/2001     N/A      N/A     N/A      N/A   -12.21     N/A      N/A     N/A      N/A   -5.11
----------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   For Templeton Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip, USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract as of May 1, 2002.

CHART C- TRADITIONAL GMDB & TRADITIONAL GMIB (1.40%)
-----------------------------------------------------------------------------------------------------------------------------------
Total Return for the periods ended December 31, 2001:                              HYPOTHETICAL


                                                  COLUMN I (WITH CHARGES)                  COLUMN II (WITHOUT CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION     ONE    THREE    FIVE      TEN     SINCE   ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE       YEAR    YEAR     YEAR     YEAR  INCEPTION YEAR     YEAR     YEAR     YEAR  INCEPTION
                           IN INVESTMENT OPTION
-----------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and   11/5/2001     N/A      N/A     N/A      N/A    -2.66     N/A      N/A     N/A      N/A    4.44
Income*
USAZ Alliance Capital Large Cap    11/5/2001     N/A      N/A     N/A      N/A    -1.83     N/A      N/A     N/A      N/A    5.27
Growth*
USAZ Alliance Capital Technology*  11/5/2001     N/A      N/A     N/A      N/A     0.37     N/A      N/A     N/A      N/A    7.47
Davis VA Financial                  7/1/1999  -18.73      N/A     N/A      N/A    -0.04  -11.63      N/A     N/A      N/A    2.05
Davis VA Value                      7/1/1999  -18.74      N/A     N/A      N/A    -3.37  -11.64      N/A     N/A      N/A   -1.18
Franklin Global Communications     1/24/1989  -37.48   -16.67   -3.64     1.81     4.52  -30.38   -14.24   -2.87     1.88    4.58
Securities - Class 21,2
Franklin Growth and Income         1/24/1989  -10.74     1.96    7.90     9.27     8.56   -3.64     3.63    8.42     9.34    8.63
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989   -4.38    -6.73   -1.83     4.63     4.72    2.72    -4.74   -1.10     4.70    4.79
Franklin Income Securities -       1/24/1989   -7.75     2.50    4.93     7.58     8.33   -0.65     4.16    5.51     7.65    8.40
Class 21,2
Franklin Large Cap Growth           5/1/1996  -19.77     3.92    9.73      N/A    11.18  -12.67     5.53   10.21      N/A   11.25
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989   -0.72     6.89    3.86     9.47     8.64    6.38     8.42    4.47     9.53    8.70
Franklin Rising Dividends          1/27/1992    4.88     4.14    9.86      N/A     9.60   11.98     5.76   10.35      N/A    9.68
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995  -23.53     9.35    8.48      N/A    11.68  -16.43    10.80    8.99      N/A   11.76
Franklin Small Cap Value            5/1/1998    5.10     9.96     N/A      N/A     0.61   12.20    11.41     N/A      N/A    1.79
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989   -1.23     2.63    4.72     5.28     6.11    5.87     4.29    5.31     5.36    6.18
22
Franklin Zero Coupon 2005 - Class  3/14/1989    0.31     1.75    5.60     7.21     8.21    7.41     3.43    6.16     7.28    8.27
12
Franklin Zero Coupon 2010 - Class  3/14/1989   -2.95     0.07    5.92     8.06     8.74    4.15     1.81    6.48     8.13    8.80
12
Mutual Discovery Securities -      11/8/1996   -8.27     7.87    7.07      N/A     7.65   -1.17     9.36    7.60      N/A    7.75
Class 21,2
Mutual Shares Securities - Class   11/8/1996   -1.55     8.21    8.11      N/A     8.96    5.55     9.70    8.63      N/A    9.06
21,2
Templeton Developing Markets        3/4/1996  -16.47    -3.33   -8.80      N/A    -3.50   -9.37    -1.49   -7.83      N/A   -3.39
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992  -24.27    -3.07    1.36      N/A     5.88  -17.17    -1.24    2.01      N/A    5.95
Class 21,2,4
Templeton Growth Securities -      3/15/1994   -9.79     3.46    6.35      N/A     8.44   -2.69     5.08    6.89      N/A    8.52
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001     N/A      N/A     N/A      N/A    -4.82     N/A      N/A     N/A      N/A    2.28
SP Jennison International Growth  12/15/2000  -43.92      N/A     N/A      N/A   -41.91  -36.82      N/A     N/A      N/A  -35.84
SP Strategic Partners Focused     12/15/2000  -24.00      N/A     N/A      N/A   -26.39  -16.90      N/A     N/A      N/A  -20.38
Growth
Oppenheimer Global Securities/VA   11/12/1990 -20.37    10.57   13.36    12.26    11.13  -13.27    11.99   13.79    12.32   11.20
Oppenheimer High Income/VA         4/30/1986   -6.56    -2.44    0.77     7.14     8.38    0.54    -0.62    1.44     7.20    8.43
Oppenheimer Main Street Growth &    7/5/1995  -18.52    -3.32    4.65      N/A    12.01  -11.42    -1.47    5.22      N/A   12.07
Income/VA
PIMCO VIT High Yield  - Admin.     4/30/1998   -6.17    -1.73     N/A      N/A    -0.92    0.93     0.07     N/A      N/A    0.29
Class
PIMCO VIT StocksPLUS Growth &      12/31/1997 -19.77    -4.59     N/A      N/A     3.29  -12.67    -2.70     N/A      N/A    4.26
Income - Admin. Class
PIMCO VIT Total Return  - Admin.   12/31/1997  -0.22     2.76     N/A      N/A     4.11    6.88     4.42     N/A      N/A    5.08
Class
USAZ PIMCO Growth and Income*      11/5/2001     N/A      N/A     N/A      N/A    -5.69     N/A      N/A     N/A      N/A    1.41
USAZ PIMCO Renaissance*            11/5/2001     N/A      N/A     N/A      N/A     2.87     N/A      N/A     N/A      N/A    9.97
USAZ PIMCO Value*                  11/5/2001     N/A      N/A     N/A      N/A     2.29     N/A      N/A     N/A      N/A    9.39
Seligman Small-Cap Value - Class 1  5/1/1998   14.70    27.58     N/A      N/A    15.67   21.80    28.68     N/A      N/A   16.50
USAZ Money Market                   2/1/2000   -5.27      N/A     N/A      N/A    -0.22    1.83      N/A     N/A      N/A    2.98
USAZ Van Kampen Aggressive Growth*  5/1/2001     N/A      N/A     N/A      N/A   -26.85     N/A      N/A     N/A      N/A  -19.75
USAZ Van Kampen Comstock*           5/1/2001     N/A      N/A     N/A      N/A   -13.61     N/A      N/A     N/A      N/A   -6.51
USAZ Van Kampen Emerging Growth*    5/1/2001     N/A      N/A     N/A      N/A   -15.26     N/A      N/A     N/A      N/A   -8.16
USAZ Van Kampen Growth and Income*  5/1/2001     N/A      N/A     N/A      N/A   -10.42     N/A      N/A     N/A      N/A   -3.32
USAZ Van Kampen Growth*             5/1/2001     N/A      N/A     N/A      N/A   -11.90     N/A      N/A     N/A      N/A   -4.80
----------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   For Templeton Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip, USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract as of May 1, 2002.



CHART D - ENHANCED GMDB OR EARNINGS PROTECTION GMDB AND ENHANCED GMIB (1.90%)
-----------------------------------------------------------------------------------------------------------------------------------

Total Return for the periods ended December 31, 2001:                      HYPOTHETICAL


                                                  COLUMN I (WITH CHARGES)                  COLUMN II (WITHOUT CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION     ONE    THREE    FIVE      TEN     SINCE   ONE     THREE    FIVE      TEN    SINCE
INVESTMENT OPTION                    DATE       YEAR    YEAR     YEAR     YEAR  INCEPTION YEAR     YEAR     YEAR     YEAR  INCEPTION
                           IN INVESTMENT OPTION
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and   11/5/2001       N/A     N/A      N/A     N/A    -2.74     N/A      N/A      N/A     N/A     4.36
Income*
USAZ Alliance Capital Large Cap    11/5/2001       N/A     N/A      N/A     N/A    -1.91     N/A      N/A      N/A     N/A     5.19
Growth*
USAZ Alliance Capital Technology*  11/5/2001       N/A     N/A      N/A     N/A     0.29     N/A      N/A      N/A     N/A     7.39
Davis VA Financial                  7/1/1999    -19.17     N/A      N/A     N/A    -0.56  -12.07      N/A      N/A     N/A     1.54
Davis VA Value                      7/1/1999    -19.19     N/A      N/A     N/A    -3.88  -12.09      N/A      N/A     N/A    -1.68
Franklin Global Communications     1/24/1989    -37.83  -17.13    -4.13    1.30     4.01  -30.73   -14.67    -3.36    1.37     4.07
Securities - Class 21,2
Franklin Growth and Income         1/24/1989    -11.22    1.43     7.35    8.73     8.03   -4.12     3.12     7.87    8.80     8.09
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989     -4.89   -7.22    -2.34    4.10     4.21    2.21    -5.22    -1.59    4.18     4.28
Franklin Income Securities -       1/24/1989     -8.25    1.96     4.40    7.04     7.80   -1.15     3.64     4.98    7.11     7.86
Class 21,2
Franklin Large Cap Growth           5/1/1996    -20.20    3.38     9.17     N/A    10.62  -13.10     5.00     9.66     N/A    10.69
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989     -1.26    6.33     3.33    8.92     8.10    5.84     7.88     3.95    8.99     8.17
Franklin Rising Dividends          1/27/1992      4.32    3.60     9.30     N/A     9.06   11.42     5.23     9.80     N/A     9.14
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995    -23.95    8.78     7.93     N/A    11.12  -16.85    10.24     8.44     N/A    11.20
Franklin Small Cap Value            5/1/1998      4.54    9.39      N/A     N/A     0.09   11.64    10.86      N/A     N/A     1.28
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989     -1.76    2.09     4.19    4.75     5.58    5.34     3.76     4.78    4.83     5.66
22
Franklin Zero Coupon 2005 - Class  3/14/1989     -0.23    1.21     5.06    6.67     7.67    6.87     2.92     5.63    6.74     7.73
12
Franklin Zero Coupon 2010 - Class  3/14/1989     -3.47   -0.46     5.38    7.52     8.20    3.63     1.30     5.95    7.59     8.26
12
Mutual Discovery Securities -      11/8/1996     -8.76    7.30     6.52     N/A     7.11   -1.66     8.82     7.06     N/A     7.21
Class 21,2
Mutual Shares Securities - Class   11/8/1996     -2.08    7.64     7.56     N/A     8.42    5.02     9.15     8.09     N/A     8.52
21,2
Templeton Developing Markets        3/4/1996    -16.92   -3.84    -9.28     N/A    -3.98   -9.82    -1.99    -8.29     N/A    -3.87
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992    -24.68   -3.58     0.84     N/A     5.36  -17.58    -1.73     1.50     N/A     5.43
Class 21,2,4
Templeton Growth Securities -      3/15/1994    -10.28    2.92     5.80     N/A     7.90   -3.18     4.56     6.36     N/A     7.98
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001       N/A     N/A      N/A     N/A    -4.90     N/A      N/A      N/A     N/A     2.20
SP Jennison International Growth  12/15/2000    -44.24     N/A      N/A     N/A   -42.23  -37.14      N/A      N/A     N/A   -36.16
SP Strategic Partners Focused     12/15/2000    -24.42     N/A      N/A     N/A   -26.79  -17.32      N/A      N/A     N/A   -20.78
Growth
Oppenheimer Global Securities/VA   11/12/1990   -20.80   10.00    12.79   11.70    10.58  -13.70    11.43    13.23   11.76    10.65
Oppenheimer High Income/VA         4/30/1986     -7.06   -2.96     0.26    6.60     7.83    0.04    -1.12     0.94    6.66     7.89
Oppenheimer Main Street Growth &    7/5/1995    -18.96   -3.83     4.12     N/A    11.45  -11.86    -1.97     4.70     N/A    11.51
Income/VA
PIMCO VIT High Yield  - Admin.     4/30/1998     -6.68   -2.24      N/A     N/A    -1.44    0.42    -0.43      N/A     N/A    -0.21
Class
PIMCO VIT StocksPLUS Growth &      12/31/1997   -20.21   -5.10      N/A     N/A     2.75  -13.11    -3.19      N/A     N/A     3.74
Income - Admin. Class
PIMCO VIT Total Return  - Admin.   12/31/1997    -0.76    2.23      N/A     N/A     3.57    6.34     3.90      N/A     N/A     4.56
Class
USAZ PIMCO Growth and Income*      11/5/2001       N/A     N/A      N/A     N/A    -5.76     N/A      N/A      N/A     N/A     1.34
USAZ PIMCO Renaissance*            11/5/2001       N/A     N/A      N/A     N/A     2.78     N/A      N/A      N/A     N/A     9.88
USAZ PIMCO Value*                  11/5/2001       N/A     N/A      N/A     N/A     2.21     N/A      N/A      N/A     N/A     9.31
Seligman Small-Cap Value - Class 1  5/1/1998     14.08   26.93      N/A     N/A    15.08   21.18    28.03      N/A     N/A    15.92
USAZ Money Market                   2/1/2000     -5.78     N/A      N/A     N/A    -0.75    1.32      N/A      N/A     N/A     2.47
USAZ Van Kampen Aggressive Growth*  5/1/2001       N/A     N/A      N/A     N/A   -27.12     N/A      N/A      N/A     N/A   -20.02
USAZ Van Kampen Comstock*           5/1/2001       N/A     N/A      N/A     N/A   -13.92     N/A      N/A      N/A     N/A    -6.82
USAZ Van Kampen Emerging Growth*    5/1/2001       N/A     N/A      N/A     N/A   -15.57     N/A      N/A      N/A     N/A    -8.47
USAZ Van Kampen Growth and Income*  5/1/2001       N/A     N/A      N/A     N/A   -10.74     N/A      N/A      N/A     N/A    -3.64
USAZ Van Kampen Growth*             5/1/2001       N/A     N/A      N/A     N/A   -12.21     N/A      N/A      N/A     N/A    -5.11
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown. 1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.   For Templeton Developing Markets Securities Fund,  performance prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip, USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract as of May 1, 2002.



CHART E - INVESTMENT  OPTION  PERFORMANCE (NO CONTRACT CHARGES)

Total Return for the periods ended December 31, 2001
-----------------------------------------------------------------------------------------------
                                                         ONE      FIVE       TEN        SINCE
INVESTMENT OPTION                                       YEAR      YEAR      YEAR      INCEPTION
                                                          %         %         %           %
USAZ Alliance Capital Growth and Income                   N/A       N/A       N/A        4.67
USAZ Alliance Capital Large Cap Growth                    N/A       N/A       N/A        5.50
USAZ Alliance Capital Technology                          N/A       N/A       N/A        7.70
Davis VA Financial                                     -10.37       N/A       N/A        3.48
Davis VA Value                                         -10.39       N/A       N/A        0.21
Franklin Global Communications Securities - Class      -29.40     -1.50      3.40        6.03
21,2
Franklin Growth and Income Securities - Class 21,2      -2.28      9.94     11.22       10.15
Franklin High Income - Class 21,2                        4.18      0.30      6.20        6.25
Franklin Income Securities - Class 21,2                  0.76      7.00      9.26        9.91
Franklin Large Cap Growth Securities - Class 21,2      -11.43     11.77       N/A       12.82
Franklin Real Estate - Class 21,2                        7.88      5.94     11.45       10.22
Franklin Rising Dividends Securities - Class 21,2       13.57     11.90       N/A       11.22
Franklin Small Cap - Class 21,2                        -15.25     10.53       N/A       13.45
Franklin Small Cap Value Securities - Class 21,2        13.79       N/A       N/A        3.23
Franklin U.S. Government - Class 22                      7.37      6.79      6.91        7.69
Franklin Zero Coupon 2005 - Class 12                     8.93      7.66      8.93        9.80
Franklin Zero Coupon 2010 - Class 12                     5.62      7.98      9.87       10.34
Mutual Discovery Securities - Class 21,2                 0.24      9.12       N/A        9.27
Mutual Shares Securities - Class 21,2                    7.04     10.16       N/A       10.60
Templeton Developing Markets Securities - Class         -8.08    -11.78       N/A      -11.10
21,2,3
Templeton Foreign Securities-Class 21,2,4              -15.99      4.63       N/A        9.64
Templeton Growth Securities-Class 21,2                  -1.31      8.40       N/A       10.05
USAZ Templeton Developed Markets                          N/A       N/A       N/A        2.50
SP Jennison International Growth                       -35.92       N/A       N/A      -37.67
SP Strategic Partners Focused Growth                   -20.80       N/A       N/A      -19.93
Oppenheimer Global Securities/VA                       -12.04     15.40     13.91          NA
Oppenheimer High Income/VA                               1.97      2.87      8.71          NA
Oppenheimer Main Street Growth & Income/VA             -10.16      6.71       N/A       13.67
PIMCO VIT High Yield - Admin. Class                      2.35       N/A       N/A        1.70
PIMCO VIT StocksPLUS Growth & Income - Admin. Class    -11.43       N/A       N/A        5.73
PIMCO VIT Total Return - Admin. Class                    8.37       N/A       N/A        6.55
USAZ PIMCO Growth and Income                              N/A       N/A       N/A        1.63
USAZ PIMCO Renaissance                                    N/A       N/A       N/A       10.20
USAZ PIMCO Value                                          N/A       N/A       N/A        9.63
Seligman Small-Cap Value - Class 1                      23.52       N/A       N/A       18.14
USAZ Money Market                                        3.27       N/A       N/A        4.24
USAZ Van Kampen Aggressive Growth                         N/A       N/A       N/A      -19.00
USAZ Van Kampen Comstock                                  N/A       N/A       N/A       -5.63
USAZ Van Kampen Emerging Growth                           N/A       N/A       N/A       -7.80
USAZ Van Kampen Growth and Income                         N/A       N/A       N/A       -2.41
USAZ Van Kampen Growth                                    N/A       N/A       N/A       -3.90

1.Ongoing  stock  market  volatility  can  dramatically  change  the  Investment
  Options' short-term performance; current results may differ.
2.Because  Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3.For Templeton  Developing  Markets  Securities Fund,  performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip, USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract,as of May 1, 2002.

The Investment Option name, listed on the previous tables, has changed as of the date of this Statement of Additional Information as follows:


CURRENT NAME                             PREVIOUS NAME
Franklin Small Cap Value Securities      Fund Franklin Value Securities Fund
Templeton Foreign Securities Fund        Templeton International Securities Fund
PIMCO VIT High Yield Portfolio           PIMCO VIT High Yield Bond Portfolio
PIMCO VIT Total Return Portfolio         PIMCO VIT Total Return Bond Portfolio
USAZ Money Market Fund                   AZOA Money Market Fund
USAZ Van Kampen Emerging Growth Fund     USAZ American Growth Fund


ILLUSTRATIONS

Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "payin", or accumulation phase, or the "payout", or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payin" and "payout" illustrations may have various features, as follows:

o Payin illustrations assume an initial lump sum premium payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract values, withdrawal values, or the death benefit. Payin illustrations may also be designed to show the effect of periodic additional premium payments and withdrawals. Payin illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum premium payment into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period.

o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contract, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. Where applicable, a payout illustration will show the effect of the enhanced GMIB or GMDB that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges. Contract maintenance charges may or may not be deducted from a particular illustration. For fixed payin illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges charges shown in an illustration will vary, depending upon the Contract features you select. For surrender values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about customer illustrations is found in Appendix A to this SAI.

FEDERAL TAX STATUS

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Investment Options underlying the Contracts will be managed by the investment managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified deferred annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain annuity starting dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.


DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2 ; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Qualified Plans

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A.  TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy on the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.


Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.



TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

ANNUITY PROVISIONS

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Investment Option. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Investment Option(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each subaccount the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each subaccount. The Annuity Payment in each subaccount is determined by multiplying the number of Annuity Units then allocated to such subaccount by the Annuity Unit value for that subaccount. On each subsequent valuation date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a valuation period is equal to:

     a. the value of the Annuity Unit for the immediately preceding valuation period.

     b. multiplied by the Net Investment Factor for the current valuation period;

     c. divided by the Assumed Net Investment Factor (see below) for the valuation period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is either 3%, 5% or 7%, based on the Contract Owner's selection and any applicable state laws.

MORTALITY AND EXPENSE RISK GUARANTEE

The Insurance Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS


The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, 2001, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2001 are also included herein.

                           APPENDIX A - ILLUSTRATIONS                        A-1
                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying investment options offered through the contract may affect contract values, death benefits, and income benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the contract would hypothetically be worth, and how much the guaranteed death benefit and guaranteed income benefit would be, at the end of each year if: (1) the product were offered and the customer purchased the variable annuity on the hypothetical contract date; (2) the customer had made the purchase payments shown; and (3) the customer had allocated the purchase payments to the investment options indicated.

 To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable investment options.

 This illustration may illustrate adjusted historical performance for one or more investment options. If more than one option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

 Performance data for the investment options illustrated in this illustration reflects the deduction of the contract mortality and expense risk charge, administration charge and contract maintenance charge. The fees and expenses of the underlying investment options which serve as funding vehicles are also reflected. The contingent deferred sales charge (CDSC) may or may not be reflected, depending upon what is being illustrated. For example, the CDSC would be deducted from cash surrender value figures that are illustrated, but not contract value figures. Please refer to the prospectus for full details on charges, expenses and fees.

 STANDARDIZED  AVERAGE  ANNUAL  RETURN:  Any  adjusted  historical   performance
 illustration is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the sub-account, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the sub-account. Standardized return includes the effect of all portfolio expenses and all contract expenses. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a CDSC at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.

The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the investment options selected, commencing on the hypothetical purchase date, and calculates the change in contract value from the beginning of the

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
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                                       L30800
hypothetical period to the end of the period, adjusted for additional purchase payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the investment option and includes mortality & expense charges, administration charges, and investment option fees, but does not include CDSC.
Weighted aggregate return for the portfolios selected for the total period shown is: xx.xx%. Average annual returns for each of the investment options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.
TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the contract will be subject to ordinary income tax to the extent that the contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

 For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the contract is an individual retirement annuity or other qualified contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

 The tax treatment of death benefit proceeds of an annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

 Please read the prospectus for further information.
 COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $100,000.
 Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administration charge. This charge, together with the contract maintenance charge, is for all the expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.

                         TRADITIONAL          ENHANCED INCOME        OR ENHANCED INCOME BENEFIT
                     PROTECTION BENEFIT         DEATH BENEFIT            AND DEATH BENEFIT
 MORTALITY & EXPENSE         1.25%                 1.55%                       1.75%
 ADMINISTRATION              0.15%                 0.15%                       0.15%
 TOTAL                       1.40%                 1.70%                       1.90%

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
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                                                L30800

                        TRADITIONAL INCOME BENEFIT       ENHANCED INCOME BENEFIT
                         AND EARNINGS PROTECTION         AND EARNINGS PROTECTION
                                DEATH BENEFIT                  DEATH BENEFIT
 MORTALITY & EXPENSE               1.45%                           1.75%
 ADMINISTRATION                     .15%                            .15%
 TOTAL                             1.60%                           1.90%



The selection of the Traditional or Enhanced GMIB and GMDB must be made at the time of initial Purchase Payment.

Traditional GMIB or GMDB guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.

Enhanced GMIB or GMDB guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals accumulated at 5% per year prior to age 81; or 3) highest anniversary value adjusted for withdrawals prior to age
81. These are available regardless of the value in your account when you decide it is time to take income. You can always (2 years from issue) annuitize your contract value under fixed and variable annuity options. The additional annual cost for one of these enhanced benefits is .30% or for both enhanced benefits, ..50%.

The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value. The GMIB is subject to a 7-year waiting period and must be annuitized under a fixed annuity option, if a period certain annuity option is chosen, the period must be a minimum of 10 years.

Earnings Protection (EP) Death Benefit guarantees the greater of 1) purchase payments adjusted for withdrawals, 2) contract value; or 3) contract value + 40% (25% if issue age >70) of the lesser of total purchase payments or contract value minus total purchase payments.

If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 7% in the first Contract year and declines to 0% after Contract year
5. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.
 There are also daily investment portfolio charges which currently range, on an annual basis, from x.xx% to x.xx% of the average daily value of the Portfolio, depending upon the Portfolio. This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued. The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each investment option. This value will fluctuate due to the investment performance of the selected investment option(s). The Contract Value reflects all portfolio expenses and all charges for the contract features selected, but does not include the CDSC. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.
 The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "contract value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
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                                                L30800

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a Contract purchased by you may be worth more or less than your original cost.
  International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

--------------------------------------------------------------------------------

















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
ALT-045 (09/01)
                                               L30800
--------------------------------------------------------------------------------

                                                                             A-5
                             USALLIANZ ALTERITY(TM)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:
                  GUARANTEED MINIMUM DEATH BENEFIT (GMDB):


                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                            ADJUSTED PORTFOLIO RETURN
 As of [12/31/2001], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes:

                                                                          SINCE        DATE OF     SINCE        DATE OF
                                                PORTFOLIO INCEPTION       PORTFOLIO    PORTFOLIO   SUB-ACCOUNT  SUB-ACCOUNT
INVESTMENT OPTION                              1 YEAR  5 YEAR  10 YEAR    INCEPTION    INCEPTION   INCEPTION    INCEPTION
-----------------                              ------  ------  -------    ---------    ---------------------------------------------
USAZ MONEY MARKET FUND                           *         *     *           *                                  5/1/2001
DAVIS VA FINANCIAL PORTFOLIO                     *         *     *           *                                  5/1/2001
DAVIS VA VALUE PORTFOLIO                       X.XX%        X.XX%           X.XX%         X.XX%                4/19/1995

Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all contract and investment option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Portfolio returns prior to Sub-Account inception have been adjusted for contract expenses.



Past performance is not necessarily indicative of future results.


[THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]





--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
ALT-045 (09/01)
                                               L30800

                                                                             A-6
                             USALLIANZ ALTERITY(TM)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Portfolio (___%)
____ Portfolio (___%)

                                                  EFFECT OF ADJUSTED HISTORICAL
                                         RETURNS ON ILLUSTRATED CONTRACT VALUES


--------------- -------- --------------------- ---------- --------------- ------------- ---------------- ------------ ---------
    END OF        AGE    ADJUSTED HISTORICAL   PURCHASE    WITHDRAWALS      CONTRACT    CASH SURRENDER      GMIB        GMDB
     YEAR                  AVERAGE ANNUAL      PAYMENTS                      VALUE           VALUE
                           RETURN
--------------- -------- --------------------- ---------- --------------- ------------- ---------------- ------------ ---------

   Mm/dd/yyyy      45          Xx.xx%         $x,xxx.00     $(xxx.00)      $x,xxxx.00     $x,xxxx.00      $x,xxx.00

------------------ ---- --------------------- ----------- --------------- ------------- ---------------- ------------ ---------



     This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.









--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
ALT-045 (09/01)
                                               L30800

                                                                             A-7
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------
                                      Annuity Option:
                                           Survivor Percentage:
INVESTMENT OPTIONS AND ALLOCATIONS:        Period Certain:
-----------------------------------


____ Portfolio (___%)
____ Portfolio (___%)

                    GUARANTEED MINIMUM INCOME BENEFIT REPORT



   ACCUMULATION PHASE                                                                            PAYOUT PHASE


 ---------------- ------ ------------ -------------- ------------ --------- --------- ----------- -----------
   ANNIVERSARY     AGE    ADJUSTED    NET PURCHASE    CONTRACT      GMIB               MONTHLY      ANNUAL
      YEAR               HISTORICAL   PAYMENTS*        VALUE
                           AVERAGE
                           ANNUAL
                           RETURN
 ---------------- ------ ------------ -------------- ------------ --------- --------- ----------- -----------

    Mm/dd/yyyy     45       xx.xx%      $xxx.00      $x,xxxx.00   $x,xxx.00 $x,xxx.00             $x,xxx.00
 ---------------- ------ ------------ -------------- ------------ --------- --------- ----------- -----------

*The Net Purchase Payment column represents purchase payments minus withdrawals in the accumulation phase.




This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.



--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
ALT-045 (09/01)
                                               L30800

                                                                             A-8
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------

                                    ADJUSTED HISTORICAL DOLLAR COST AVERAGING

                                                                                                                  PERIOD
              INITIAL                MONTHLY                    INITIAL                 ENDING                    ENDING
              PURCHASE               TRANSFER                   TRANSFER                TRANSFER                  VALUE
              PAYMENT                PERIODS                    DATE                     DATE                     DATE
             -------                  -------                   ----                      ----                     ----
            $50,000.00                  20                   05/01/1993               12/01/1994               03/31/2002

                                                                                                                      WITHOUT
                                                                                                     DOLLAR COST      DOLLAR COST
                                                     ALLOCATION      ALLOCATION        MONTHLY       AVERAGING        AVERAGING
          INVESTMENT OPTIONS                         PERCENTAGE       AMOUNT           TRANSFER      ENDING VALUE     ENDING VALUE
          ------------------                         ----------       ------           --------      ------------     ------------

-----
FROM :

USAZ MONEY MARKET FUND                              100% (Initial)                                        x,xxx

TO:

DAVIS VA FINANCIAL PORTFOLIO                               10%         5,000               250           xx,xxx             xx,xxx
DAVIS VA VALUE PORTFOLIO                                   10%         5,000               250           xx,xxx             xx,xxx
MUTUAL SHARES SECURITIES FUND                              20%        10,000               500           xx,xxx             xx,xxx
TEMPLETON GROWTH SECURITIES FUND                           10%         5,000               250           xx,xxx             xx,xxx
FRANKLIN SMALL CAP FUND                                    30%        15,000               750           xx,xxx             xx,xxx
OPPENHEIMER HIGH INCOME FUND                               20%        10,000               500           xx,xxx             xx,xxx

  TOTAL                                                   100%        50,000             2,500          xxx,xxx            xxx,xxx

Dollar Cost Averaging involves continuous investing regardless of fluctuating prices. The investor should consider his or her financial ability to continue purchases through periods of low price levels. Dollar Cost Averaging does not ensure a profit.

This report is based off your initial lump-sum purchase payment only, as illustrated above. Future purchase payments are not taken into consideration.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
ALT-045 (09/01)
                                               L30800

                                                                             A-9
                             USALLIANZ ALTERITY(TM)

Average annual returns for the investment options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.

 The investment options illustrated are based upon adjusted historical returns during the period indicated. Any fixed rate returns illustrated are based upon current returns. However, these returns are not indicative of future results . This illustration is not intended to serve as a projection or prediction of future returns.







--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
ALT-045 (09/01)
                                               L30800

                                                                            A-10
                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. THE PURPOSE OF THIS ILLUSTRATION IS TO DEMONSTRATE HOW A VARYING RATE OF RETURN MAY AFFECT CONTRACT VALUES, DEATH BENEFITS, AND INCOME BENEFITS OVER AN EXTENDED PERIOD OF TIME. THIS ILLUSTRATION IS BASED UPON HYPOTHETICAL FIXED RETURNS DURING THE PERIOD INDICATED. THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS. IT ILLUSTRATES HOW MUCH THE CONTRACT WOULD HYPOTHETICALLY BE WORTH, AND HOW MUCH THE GUARANTEED DEATH BENEFIT AND GUARANTEED INCOME BENEFIT WOULD BE, BASED ON THE HYPOTHETICAL RATE OF RETURN ILLUSTRATED. NO REPRESENTATIONS ARE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the variable investment options.

This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. Please refer to the prospectus for full details on charges, expenses, fees and state premium taxes.

TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the contract will be subject to ordinary income tax to the extent that the contract value immediately before the withdrawal exceeds the total amount of after-tax money paid into the contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty.
Please read the prospectus for further information.

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the contract is an individual retirement annuity or other qualified contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

THE TAX TREATMENT OF DEATH BENEFIT PROCEEDS OF AN ANNUITY CONTRACT DIFFERS FROM THE TAX TREATMENT OF A LIFE INSURANCE POLICY. SEE YOUR TAX ADVISOR AND THE PROSPECTUS FOR FURTHER DETAILS.

Please read the prospectus for further information.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if your Contract value is at least $100,000. Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administration charge. This charge, together with the contract maintenance charge, is for all the expenses associated with the administration of the Contract. The

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
ALT-045 (09/01)
                                               L30800

                                                                            A-11
table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.

                                    TRADITIONAL                       ENHANCED INCOME OR                    ENHANCED INCOME BENEFIT
                                    PROTECTION BENEFIT                 DEATH BENEFIT                           AND DEATH BENEFIT
 MORTALITY & EXPENSE                      1.25%                            1.55%                                     1.75%
 ADMINISTRATION                           0.15%                            0.15%                                     0.15%
 TOTAL                                    1.40%                            1.70%                                     1.90%


                                            TRADITIONAL INCOME BENEFIT                         ENHANCED INCOME BENEFIT
                                               AND EARNINGS PROTECTION                         AND EARNINGS PROTECTION
                                                   DEATH BENEFIT                                     DEATH BENEFIT
 MORTALITY & EXPENSE                                   1.45%                                              1.75%
 ADMINISTRATION                                         .15%                                               .15%
 TOTAL                                                 1.60%                                              1.90%


The selection of the Traditional or Enhanced GMIB and GMDB must be made at the time of initial Purchase Payment.

Traditional GMIB or GMDB guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.

Enhanced GMIB or GMDB guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals accumulated at 5% per year prior to age 81; or 3) highest anniversary value adjusted for withdrawals prior to age
81. These are available regardless of the value in your account when you decide it is time to take income. You can always (2 years from issue) annuitize your contract value under fixed and variable annuity options. The additional annual cost for one of these enhanced benefits is .30% or for both enhanced benefits, ..50%.

The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value. The GMIB is subject to a 7-year waiting period and must be annuitized under a fixed annuity option, if a period certain annuity option is chosen, the period must be a minimum of 10 years.

Earnings Protection (EP) Death Benefit guarantees the greater of 1) purchase payments adjusted for withdrawals, 2) contract value; or 3) contract value + 40% (25% if issue age >70) of the lesser of total purchase payments or contract value minus total purchase payments.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge (CDSC). The CDSC starts at 7% in the first Contract year and declines to 0% after Contract year 5. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
ALT-045 (09/01)
                                               L30800

There are also daily investment charges which currently range, on an annual basis, from x.xx% to x.xx% of the average daily value of the Portfolio, depending upon the Portfolio. This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the contract is issued.
 The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each investment option. This value will fluctuate due to the investment performance of the selected investment options. The Contract Value reflects all contract charges, and portfolio expenses for the contract features selected but does not reflect the CDSC. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2. The "CASH SURRENDER VALUE" reflects all of the expenses and charges assessed against "contract value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2. IMPORTANT
 CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a contact purchased by you may be worth more or less than your cost. International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.
















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
 ALT-045 (09/01)
                                                L30800

--------------------------------------------------------------------------------
                                                                            A-13
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------

                                                HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                                                       GROSS RATE OF RETURN X.XX%


        ---------- --------- ------------------- --------------- ---------------- ------------- ------------- -------------- -------
        END OF       AGE       GROSS RATE OF        PURCHASE       WITHDRAWALS      CONTRACT        CASH          GMIB          GMDB
          YEAR                     RETURN           PAYMENTS                         VALUE       SURRENDER
                                                                                                   VALUE
                               (NOT TO EXCEED
                                    12%)
        ---------- --------- ------------------- --------------- ---------------- ------------- ------------- -------------- -------

        Mm/dd/yyyy    45           xx.xx%          $x,xxx.00        ($xxx.00)      $x,xxxx.00    $x,xxxx.00     $x,xxx.00

        ---------- --------- ------------------- --------------- ---------------- ------------- ------------- -------------- -------

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of .xxxx%.

This illustration is not intended to serve as a projection or prediction of future returns.

An illustration showing a hypothetical 0% gross rate of return is contained on the following page.









--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
 ALT-045 (09/01)
                                                L30800

                                                                            A-14
USALLIANZ ALTERITY(TM)
PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
------------------

                                     HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                                              GROSS RATE OF RETURN 0.00%


---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ ------------- -------

END OF        AGE         HYPOTHETICAL        PURCHASE       WITHDRAWALS    CONTRACT VALUE   CASH SURRENDER      GMIB          GMDB
  YEAR                   GROSS RATE OF        PAYMENTS                                            VALUE
                             RETURN
---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ ------------- -------
Mm/dd/yyyy     45            xx.xx%           $x,xxx.00       ($xxx.00)       $x,xxxx.00       $x,xxxx.00       $x,xxx.00  $x,xxx.00
---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ ------------- -------

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average portfolio fee of .xxxx%.


 [This page must accompany any fixed return illustration showing a gross rate of return in excess of 0%.]














--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
 ALT-045 (09/01)
                                                L30800

                                                                            A-15
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------
                                      Annuity Option:
                                         Survivor Percentage:
                                         Period Certain:


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

                    GUARANTEED MINIMUM INCOME BENEFIT REPORT



   ACCUMULATION PHASE                                                                           PAYOUT PHASE


 ---------------- ------ -------------- ------------- ------------ ---------- -------- ----------- -----------
   ANNIVERSARY     AGE   HYPOTHETICAL   NET PURCHASE   CONTRACT      GMIB               MONTHLY      ANNUAL
      YEAR                GROSS RATE     PAYMENTS*       VALUE
                           OF RETURN
                            (NOT TO
                          EXCEED 12%)

 ---------------- ------ -------------- ------------- ------------ ---------- -------- ----------- -----------
    Mm/dd/yyyy       45    xx.xx%        $xxx.00      $x,xxxx.00   $x,xxx.00           $x,xxx.00     $x,xxx.00
 ---------------- ------ ------------ --------------- ------------ ---------- -------- ----------- -----------

*The Net Purchase Payment column represents purchase payments minus withdrawals in the accumulation phase.

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average portfolio fee of .xxxx%. .

An illustration showing a hypothetical 0% gross rate of return is contained on the following page. This illustration is not intended to serve as a projection or prediction of future returns.




--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
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



                                                                            A-16
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):
-----------------
                                      Annuity Option:
                                          Survivor Percentage:
                                          Period Certain:


                                  HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                                      GUARANTEED MINIMUM INCOME BENEFIT REPORT



   ACCUMULATION PHASE                                                                            PAYOUT PHASE


 ---------------- ------ -------------- ------------- ------------ ---------- -------- ----------- -----------
   ANNIVERSARY     AGE   HYPOTHETICAL   NET PURCHASE   CONTRACT      GMIB               MONTHLY      ANNUAL
      YEAR                GROSS RATE     PAYMENTS*       VALUE
                           OF RETURN
                            (0.00%)

 ---------------- ------ -------------- ------------- ------------ ---------- -------- ----------- -----------
    Mm/dd/yyyy       45       xx.xx%        $xxx.00   $x,xxxx.00     $x,xxx.00          $x,xxx.00   $x,xxx.00
 ---------------- ------ -------------- ------------- ------------ ---------- -------- ----------- -----------

*The Net Purchase Payment column represents purchase payments minus withdrawals in the accumulation phase.

This hypothetical is based on the selected gross rate of return and calculates the change in contract value from the beginning period to the ending period, adjusted for subsequent purchase payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M & E charge, administration charge and average portfolio fee of .xxxx% .

This illustration is not intended to serve as a projection or prediction of future returns. [This page must accompany any fixed return illustration showing a gross rate of return in excess of 0.00%.]


--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
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                                                L30800

                                                                            A-17
                              IMPORTANT DISCLOSURES
             HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This illustration depicts how a payment option may work when you annuitize your contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

 If you want to receive regular income from your annuity, you can choose an Annuity Option at any time after the 2nd Contract anniversary. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

The Contract provides that the Contract cannot be annuitized prior to 2 years after the contract issue date. For this reason, illustrations that you receive will be based upon an annuity start date that is at least 2 years after the issue date.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. THE "VARIABLE" PAYOUT OPTION ILLUSTRATION is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable portfolio expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Of course, past performance of any investment option is not necessarily indicative of future results, and no representation is made as to the future performance of any investment option.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

 This illustration may illustrate adjusted historical performance for one or more investment options. If more than one option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

THE "FIXED" PAYOUT OPTION ILLUSTRATION is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

 VARIABLE PAYOUT ANNUITY- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the investment performance of the portfolio(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the eligible variable investment options.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
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


                                                                            A-18

 The AIR was selected by your investment representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable investment options.

 STANDARDIZED AVERAGE ANNUAL RETURN: Any variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the sub-account, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the sub-account. Standardized return includes the effect of all portfolio expenses and all contract expenses. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a contingent deferred sales charge (CDSC) at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter. FIXED PAYOUT ANNUITY- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

 COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the Contract value is at least $100,000.
 Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. Allianz Life also deducts an administration charge. This charge, together with the contract maintenance charge, is for all the expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract value invested in the Variable Options.

                                    TRADITIONAL                    ENHANCED INCOME OR            ENHANCED INCOME BENEFIT
                                 PROTECTION BENEFIT                  DEATH BENEFIT                    AND DEATH BENEFIT
 MORTALITY & EXPENSE                  1.25%                             1.55%                               1.75%
 ADMINISTRATION                       0.15%                             0.15%                               0.15%
 TOTAL                                1.40%                             1.70%                               1.90%

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
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                                                L30800

                           TRADITIONAL INCOME BENEFIT    ENHANCED INCOME BENEFIT
                            AND EARNINGS PROTECTION      AND EARNINGS PROTECTION
                                   DEATH BENEFIT               DEATH BENEFIT
 MORTALITY & EXPENSE                   1.45%                        1.75%
 ADMINISTRATION                         .15%                         .15%
TOTAL                                  1.60%                        1.90%

The selection of the Traditional or Enhanced GMIB and GMDB must be made at the time of initial Purchase Payment.

Traditional GMIB or GMDB guarantees the greater of 1) contract value or 2) total purchase payments adjusted for partial withdrawals.

Enhanced GMIB or GMDB guarantees the greater of 1) contract value, 2) total purchase payments adjusted for withdrawals accumulated at 5% per year prior to age 81; or 3) highest anniversary value adjusted for withdrawals prior to age
81. These are available regardless of the value in your account when you decide it is time to take income. You can always (2 years from issue) annuitize your contract value under fixed and variable annuity options. The additional annual cost for one of these enhanced benefits is .30% or for both enhanced benefits, ..50%.

The GMIB guarantees that your Annuity  Payments will be equal to the greater of:
1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value. The GMIB is subject to a 7-year waiting period and must be annuitized under a fixed annuity option, if a period certain annuity option is chosen, the period must be a minimum of 10 years.

Earnings Protection (EP) Death Benefit guarantees the greater of 1) purchase payments adjusted for withdrawals, 2) contract value; or 3) contract value + 40% (25% if issue age >70) of the lesser of total purchase payments or contract value minus total purchase payments.

 If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 7% in the first Contract year and declines to 0% after Contract year
 5. A different charge applies to liquidations from the Period Certain Only annuity option during the payout phase called a commutation fee.
 There are also daily investment charges which currently range, on an annual basis, from x.xx% to x.xx% of the average daily value of the Portfolio, depending upon the Portfolio. This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
                                   Page x of y
 ALT-045 (09/01)
                                                L30800

                                                                            A-20
                       STANDARDIZED AVERAGE ANNUAL RETURN
                          AND ADJUSTED PORTFOLIO RETURN

 As of [12/31/2001], a one time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all contract charges but without regard to taxes:


                                                                            SINCE       DATE OF        SINCE          DATE OF
                                                 PORTFOLIO INCEPTION        PORTFOLIO   PORTFOLIO      SUB-ACCOUNT    SUB-ACCOUNT
INVESTMENT OPTION                          1 YEAR      5 YEAR     10 YEARS  INCEPTION   INCEPTION      INCEPTION      INCEPTION
-----------------                          --------------------------------------------------------------------------------------
Davis VA Financial Portfolio                   *           *             *        *
1/22/2001
Davis VA Value Portfolio                     xx.xx%      xx.xx%          *     xx.xx%
4/19/1995


Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all contract and investment option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Portfolio returns prior to Sub-Account inception have been adjusted for contract expenses.



Past performance is not necessarily indicative of future results.


                  [THIS PAGE MUST ACCOMPANY ANY PAYOUT ILLUSTRATION CONTAINING ADJUSTED HISTORICAL INFORMATION.]









--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
 ALT-045 (09/01)
                                                L30800

                                                                            A-21
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type:  Non-Qualified
                                      Guaranteed Minimum Income  Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death  Benefit (GMDB):
-----------------




                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS



ANNUITY OPTION:

Annuitization Age:                      65, Male    Annuity Value:    520,097.92
Federal Tax Rate:                         28%
Assumed Investment Rate (AIR):           3.5%
Annuitization
Date:______________                        Cost Basis:                500,000.00

  INVESTMENT OPTION                                  ALLOCATION    INVESTMENT OPTION                                  ALLOCATION
  -----------------                                  ----------    -----------------                                  ----------
  ALGER AMERICAN GROWTH FUND                            90%        USALLIANZ STRATEGIC GROWTH FUND                        10%



   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------
   PERIOD ENDING DATE         PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT         TAXABLE AMOUNT        CUMULATIVE
                                                                                                                          PAYOUT
   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------

   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- --------------

This illustration is based upon weighted aggregate historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.
--------------------------------------------------------------------------------

Average annual returns for each of the investment options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.



--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
 ALT-045 (09/01)
                                                L30800

                                                                            A-22
                             USALLIANZ ALTERITY(TM)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death  Benefit (GMDB
----------------


                                                   HYPOTHETICAL FIXED PAYOUT ANNUITIZATION

ANNUITY OPTION:

Annuitization Age:   65, Male                                                                  Annuity Value:         520,097.92
Federal Tax Rate:
Annuitization Date:                                                                               Cost Basis:         500,000.00



                                                  Monthly                Exclusion                  Taxable
                                                  Payout                   Amount                    Amount
                                                 xxxxx.xx                 xxxxx.xx                  xxxxx.xx


This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your contract.

This illustration is not intended to serve as a projection or prediction of future returns.







--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the contract prospectus for the USAllianz Alterity(TM), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

                                   Page x of y
 ALT-045 (09/01)
                                                L30800

APPENDIX B- CONDENSED FINANANCIAL INFORMATION
--------------------------------------------------------------------------------

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this Statement of Additional Information.

Accumulation Unit Value (AUV) information corresponding to the highest and lowest combination of charges is reflected in the Appendix to the Prospectus. AUV information reflecting the additional combination of charges is listed below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this Statement of Additional Information.


(NUMBER OF UNITS IN THOUSANDS)           PERIOD OR YEAR ENDED DECEMBER 31, 2001          INCEPTION (02/01/2000) TO DECEMBER 31, 2000
                                         --------------------------------------          -------------------------------------------

                                  EARNINGS PROTECTION  ENHANCED GMDB    TRADITIONAL GMDB                     ENHANCED GMDB
                                       GMDB AND              AND     OR        AND                                OR
INVESTMENT OPTIONS:                TRADITIONAL GMIB  TRADITIONAL GMIB     ENHANCED GMIB                      ENHANCED GMIB
                                   ----------------  ----------------------------------                      -------------
                                         1.60%                       1.70%                                       1.70%
----------------------------------------------------------------------------------------------------------------------------------
USAZ ALLIANCE CAPITAL GROWTH AND INCOME
Unit value at beginning of period              NA                      NA                                           NA
Unit value at end of period               $10.440                 $10.438                                           NA
Number of units outstanding at end of period    0                       8                                           NA
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH
Unit value at beginning of period              NA                      NA                                           NA
Unit value at end of period               $10.523                 $10.521                                           NA
Number of units outstanding at end of period    0                      21                                           NA
USAZ ALLIANCE CAPITAL TECHNOLOGY
Unit value at beginning of period              NA                      NA                                           NA
Unit value at end of period               $10.742                 $10.740                                           NA
Number of units outstanding at end of period    0                       3                                           NA
DAVIS VA FINANCIAL
Unit value at beginning of period              NA                 $13.283                                           NA
Unit value at end of period               $11.725                 $11.703                                      $13.283
Number of units outstanding at end of period    0                      97                                           11
DAVIS VA VALUE
Unit value at beginning of period              NA                 $10.889                                           NA
Unit value at end of period                $9.611                  $9.592                                      $10.889
Number of units outstanding at end of period    0                     377                                           74
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $17.404                  $17.184                                          NA
Number of units outstanding at end of period    0                        1                                          NA
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period              NA                  $29.337                                          NA
Unit value at end of period               $28.455                  $28.184                                     $29.337
Number of units outstanding at end of period    0                       81                                          13
FRANKLIN HIGH INCOME
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $17.870                  $17.643                                          NA
Number of units outstanding at end of period    0                        1                                          NA
FRANKLIN INCOME SECURITIES
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $27.671                  $27.320                                          NA
Number of units outstanding at end of period    0                        0                                          NA
FRANKLIN LARGE CAP GROWTH
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $18.096                  $17.994                                          NA
Number of units outstanding at end of period    0                        2                                          NA
FRANKLIN REAL ESTATE
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $28.710                  $28.345                                          NA
Number of units outstanding at end of period    0                        5                                          NA
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period              NA                 $21.860                                           NA
Unit value at end of period               $24.548                 $24.405                                      $21.860
Number of units outstanding at end of period    0                      73                                            1
FRANKLIN SMALL CAP
Unit value at beginning of period              NA                  23.470                                           NA
Unit value at end of period               $19.613                 $19.554                                      $23.470
Number of units outstanding at end of period    0                      94                                           20
FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period              NA                      NA                                           NA
Unit value at end of period               $10.595                  $10.556                                          NA
Number of units outstanding at end of period    0                        2                                          NA
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period              NA                  $19.717                                          NA
Unit value at end of period               $21.021                  $20.811                                     $19.717
Number of units outstanding at end of period    0                       87                                          16
FRANKLIN ZERO COUPON 2005
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $26.969                  $26.627                                          NA
Number of units outstanding at end of period    0                        0                                          NA
FRANKLIN ZERO COUPON 2010
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $28.719                  $28.354                                          NA
Number of units outstanding at end of period    0                        0                                          NA
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period              NA                  $14.714                                          NA
Unit value at end of period               $14.535                  $14.499                                     $14.714
Number of units outstanding at end of period    5                       94                                           5
MUTUAL SHARES SECURITIES
Unit value at beginning of period              NA                  $14.607                                          NA
Unit value at end of period               $15.467                  $15.371                                     $14.607
Number of units outstanding at end of period    0                      214                                           9
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period              NA                   $8.288                                          NA
Unit value at end of period                $7.521                   $7.489                                      $8.288
Number of units outstanding at end of period    0                       28                                          13
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $17.414                  $17.243                                          NA
Number of units outstanding at end of period    0                        3                                          NA
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period              NA                  $19.084                                          NA
Unit value at end of period               $18.630                  $18.515                                     $19.084
Number of units outstanding at end of period    0                       64                                           9
USAZ TEMPLETON DEVELOPED MARKETS
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $10.224                  $10.222                                          NA
Number of units outstanding at end of period    0                        0                                          NA
SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period                $5.350                   $5.344                                          NA
Number of units outstanding at end of period    0                       16                                          NA
SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period                $6.592                   $6.585                                          NA
Number of units outstanding at end of period    0                        7                                          NA
OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period              NA                  $10.350                                          NA
Unit value at end of period                $8.967                   $8.950                                     $10.350
Number of units outstanding at end of period    0                      460                                          65
OPPENHEIMER HIGH INCOME
Unit value at beginning of period              NA                   $9.504                                          NA
Unit value at end of period                $9.546                   $9.527                                      $9.504
Number of units outstanding at end of period    0                       75                                           0
OPPENHEIMER MAIN STREET GROWTH & INCOME
Unit value at beginning of period              NA                   $9.394                                          NA
Unit value at end of period                $8.312                   $8.297                                      $9.394
Number of units outstanding at end of period    0                      364                                          37
PIMCO VIT HIGH YIELD
Unit value at beginning of period              NA                   $9.455                                          NA
Unit value at end of period                $9.903                   $9.525                                      $9.455
Number of units outstanding at end of period    0                       84                                          30
PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period              NA                   $8.805                                          NA
Unit value at end of period                $8.235                   $8.219                                      $8.805
Number of units outstanding at end of period    0                       97                                          10
PIMCO VIT TOTAL RETURN
Unit value at beginning of period              NA                  $10.647                                          NA
Unit value at end of period               $11.675                  $11.347                                     $10.647
Number of units outstanding at end of period    0                      296                                          21
USAZ PIMCO GROWTH AND INCOME
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $10.137                  $10.135                                          NA
Number of units outstanding at end of period    0                        6                                          NA
USAZ PIMCO RENAISSANCE
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $10.992                  $10.990                                          NA
Number of units outstanding at end of period    5                       12                                          NA
USAZ PIMCO VALUE FUND
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period               $10.934                  $10.933                                          NA
Number of units outstanding at end of period    0                        1                                          NA
SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period              NA                  $13.635                                          NA
Unit value at end of period               $16.588                  $16.557                                     $13.635
Number of units outstanding at end of period    2                      108                                          13
USAZ MONEY MARKET
Unit value at beginning of period              NA                  $10.345                                          NA
Unit value at end of period               $10.539                  $10.519                                     $10.345
Number of units outstanding at end of period    0                      386                                          57
USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period                $8.013                   $8.008                                          NA
Number of units outstanding at end of period    0                       28                                          NA
USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period                $9.318                   $9.311                                          NA
Number of units outstanding at end of period   10                      153                                          NA
USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period                $9.122                   $9.115                                          NA
Number of units outstanding at end of period    8                      102                                          NA
USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period                $9.654                   $9.648                                          NA
Number of units outstanding at end of period    0                      179                                          NA
USAZ VAN KAMPEN GROWTH
Unit value at beginning of period              NA                       NA                                          NA
Unit value at end of period                $9.507                   $9.501                                          NA
Number of units outstanding at end of period    0                       60                                          NA

The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations under this Contract as of May 1, 2002, therefore no Accumulation Units are shown for these Investment Options.

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 2001

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Independent Auditors' Report


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-years then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2001, and the results of their operations, changes in their net assets and financial highlights for each of the periods stated above, in conformity with accounting principles generally accepted in the United States of America.



                                                                    KPMG LLP



Minneapolis, Minnesota
March 22, 2002

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                      ALGER      ALGER
                                               AIM V.I.             AIM V.I.               ALGER     AMERICAN   AMERICAN
                                                CAPITAL           INTERNATIONAL           AMERICAN   LEVERAGED   MIDCAP
                                             APPRECIATION  AIM V.I.  EQUITY   AIM V.I.     GROWTH     ALLCAP     GROWTH
                                                 FUND    GROWTH FUND  FUND    VALUE FUND  PORTFOLIO  PORTFOLIO  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $ 9,737    25,577      3,758    13,789     25,102     12,297    14,988
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                   9,737    25,577      3,758    13,789     25,102     12,297    14,988
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk
   and administrative charges:                        7         8          5         9          2          1         9
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  7         8          5         9          2          1         9
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $ 9,730    25,569      3,753    13,780     25,100     12,296    14,979
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,084     1,245        475     1,801        648        472     1,800
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              1,974     1,138        691     2,643        467        479     2,316
   Alterity Optional - Option 1                   1,313     1,152        739     2,611        452        353     4,124
   Alterity Optional - Option 2                      68         -         11        39          -          -        30
   Dimensions - Option 1                              5         -          -         9          -          -         7
   Dimensions - Option 2                             12         4          2         2          -          -         2
   Dimensions - Option 3                             17       217          -       281          -          -       112
   Dimensions - Option 4                              2         3         55        75          -          -        84
   Dimensions - Option 5                              -         -          -        27          -          -         7
   Dimensions - Option 6                              -         -          -         3          -          -         -
   Rewards Traditional                            2,635     2,105      1,334     3,638      2,679      1,311     2,997
   Rewards Enhanced                               2,615     1,315        313     2,059      1,495        507     3,045
   Valuemark II and III                               -     8,799          -         -      9,806      4,705         -
   Valuemark IV - Option 1 & 2
    with standard contract charges                    -     9,355          -         -      9,367      4,437         -
   Valuemark IV - Option 1 & 2
   with GMIB                                          -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                4       124        133       289         66          -       164
   Charter Enhanced                                   1        18          -       303          -          1       291
  Contracts in annuity payment period                 -        94          -         -        120         31         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $ 9,730    25,569      3,753    13,780     25,100     12,296    14,979
=========================================================================================================================

 * Investment shares                                448     1,562        252       591        683        390       848
  Investments at cost                           $13,007    45,348      4,786    15,189     37,999     20,558    17,817



                 See accompanying notes to financial statements.


1


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                          FRANKLIN   FRANKLIN    FRANKLIN
                                               ALGER                                     AGGRESSIVE   GLOBAL   GLOBAL HEALTH
                                           AMERICAN SMALL  DAVIS VA  DAVIS VA   DAVIS VA   GROWTH COMMUNICATIONS  CARE
                                           CAPITALIZATION FINANCIAL REAL ESTATE  VALUE   SECURITIES SECURITIES  SECURITIES
                                               PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO    FUND      FUND        FUND
--------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                $1,826     7,685      4,437    15,927      6,419    242,055    24,912
--------------------------------------------------------------------------------------------------------------------------
   Total Assets                                   1,826     7,685      4,437    15,927      6,419    242,055    24,912
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    2         3          3         9          -          5         -
--------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  2         3          3         9          -          5         -
--------------------------------------------------------------------------------------------------------------------------
   Net Assets                                    $1,824     7,682      4,434    15,918      6,419    242,050    24,912
==========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                  135     1,032        301     2,473          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                564     1,511        553     2,306          -          1         -
   Alterity Optional - Option 1                     388     1,137      1,842     3,613          -         18         -
   Alterity Optional - Option 2                       -        24          -        17          -          -         -
   Dimensions - Option 1                              3         3          2        38          -          -         -
   Dimensions - Option 2                              -        12         11        21          -          -         -
   Dimensions - Option 3                              -        21         11        54          -          -         -
   Dimensions - Option 4                              -         6          7        90          -          -         -
   Dimensions - Option 5                              -         -          -        35          -          -         -
   Dimensions - Option 6                              -         7          -         -          -          -         -
   Rewards Traditional                              397     2,245      1,238     4,239          -          -         -
   Rewards Enhanced                                 291     1,564        466     2,169          -         11         -
   Valuemark II and III                               -         -          -         -      3,228    216,998    14,191
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         -          -         -      3,180     23,372    10,366
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                               45        80          3       317          -        197       235
   Charter Enhanced                                   1        40          -       546          -         71       116
  Contracts in annuity payment period                 -         -          -         -         11      1,382         4
--------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                 $1,824     7,682      4,434    15,918      6,419    242,050    24,912
==========================================================================================================================

 * Investment shares                                110       720        429     1,614      1,095     35,234     1,922
  Investments at cost                            $2,134     7,781      4,362    16,153      8,749    520,516    25,191



                 See accompanying notes to financial statements.


2


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                              FRANKLIN                         FRANKLIN             FRANKLIN
                                             GROWTH AND            FRANKLIN     LARGE    FRANKLIN    NATURAL   FRANKLIN
                                               INCOME    FRANKLIN   INCOME    CAP GROWTH   MONEY    RESOURCES    REAL
                                            SECURITIES HIGH INCOME SECURITIES SECURITIES   MARKET   SECURITIES  ESTATE
                                                FUND       FUND      FUND        FUND      FUND       FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*              $600,709   139,810    493,438   270,650    183,013     24,319   126,665
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                 600,709   139,810    493,438   270,650    183,013     24,319   126,665
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                   48         9         34        18         12          -         6
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 48         9         34        18         12          -         6
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                  $600,661   139,801    493,404   270,632    183,001     24,319   126,659
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,973        14         22        93          -          -        97
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              1,915        29          6        72          -          -       123
   Alterity Optional - Option 1                   2,274        11         13        40          -          -       135
   Alterity Optional - Option 2                       7         -          9        13          -          -         7
   Dimensions - Option 1                             13         -          -         -          -          -         -
   Dimensions - Option 2                              6         -          -         -          -          -         3
   Dimensions - Option 3                            333        51          -        43          -          -         3
   Dimensions - Option 4                             38         -          -         -          -          -         -
   Dimensions - Option 5                              1         -          -         -          -          -         -
   Dimensions - Option 6                              3         -          -         -          -          -         -
   Rewards Traditional                            2,269         3        178       101          -          -       204
   Rewards Enhanced                               1,832         6          -        64          -          -       141
   Valuemark II and III                         451,632    86,787    386,556   137,759    130,255     18,771    89,204
   Valuemark IV - Option 1 & 2
   with standard contract charges               126,641    51,140     98,522   125,229     50,329      5,463    34,764
   Valuemark IV - Option 1 & 2 with GMIB             50         9         26         -          -          -         6
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                              762       329      1,693       659        624         45       905
   Charter Enhanced                                 213       385        582       271        172         28       166
  Contracts in annuity payment period            10,699     1,037      5,797     6,288      1,621         12       901
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity               $600,661   139,801    493,404   270,632    183,001     24,319   126,659
=========================================================================================================================

 * Investment shares                             39,343    18,792     38,075    18,640    183,013      2,045     6,983
  Investments at cost                          $628,201   184,697    561,041   301,156    182,970     24,087   121,373


                 See accompanying notes to financial statements.


3


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                              FRANKLIN
                                               RISING    FRANKLIN             FRANKLIN            U.S.FRANKLIN  FRANKLIN
                                              DIVIDENDS   S&P 500  FRANKLIN  TECHNOLOGY  FRANKLIN    VALUE    ZERO COUPON
                                             SECURITIES    INDEX   SMALL CAP SECURITIES GOVERNMENT SECURITIES    FUND
                                                FUND       FUND      FUND       FUND       FUND      FUND        2005
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*              $324,217    41,520    252,279     4,820    369,778     31,569    54,431
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                 324,217    41,520    252,279     4,820    369,778     31,569    54,431
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                   25         7         25         -         10         11         -
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 25         7         25         -         10         11         -
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                  $324,192    41,513    252,254     4,820    369,768     31,558    54,431
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,363       147      1,708         -      1,933         10     1,258
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              1,737       335      1,560         -      1,571          3        16
   Alterity Optional - Option 1                   1,782       482      1,843         -      1,812         23         1
   Alterity Optional - Option 2                      33        30          -         -         31          6         -
   Dimensions - Option 1                             21         -          5         -         58          -         -
   Dimensions - Option 2                             14         -          1         -          7          -         -
   Dimensions - Option 3                             34        31         44         -        151          -         -
   Dimensions - Option 4                             19         -          -         -        120          -         -
   Dimensions - Option 5                              1         1          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          8          -         -
   Rewards Traditional                            3,411       307      2,841         -      5,330        200        25
   Rewards Enhanced                               2,256        95      1,447         -      2,463          4         -
   Valuemark II and III                         231,253    21,476    137,781     2,459    278,297     15,735    38,850
   Valuemark IV - Option 1 & 2
   with standard contract charges                77,229    17,479     99,996     2,334     74,771     14,624    14,075
   Valuemark IV - Option 1 & 2 with GMIB              -         -         11         -         17          1         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         1          -         -          -          2         -
   Charter Traditional                              570        63        493         -      1,923        292       181
   Charter Enhanced                                 283         -        257        14        749         48         7
  Contracts in annuity payment period             4,186     1,066      4,267        13        527        610        18
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity               $324,192    41,513    252,254     4,820    369,768     31,558    54,431
=========================================================================================================================

 * Investment shares                             22,854     4,949     14,043       901     28,106      2,878     3,398
  Investments at cost                          $307,460    46,642    248,123     7,615    365,672     27,819    52,432



                 See accompanying notes to financial statements.


4


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                              FRANKLIN              J.P. MORGAN
                                                ZERO   J.P. MORGAN      U.S.     MUTUAL     MUTUAL   OPPENHEIMER
                                               COUPON  INTERNATIONAL DISCIPLINED DISCOVERY  SHARES     GLOBAL    OPPENHEIMER
                                                FUND   OPPORTUNITIES  EQUITY   SECURITIES SECURITIES SECURITIES  HIGH INCOME
                                                2010     PORTFOLIO  PORTFOLIO    FUND       FUND      FUND/VA     FUND/VA
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $46,529       873      1,745   160,153    379,807     12,075     4,334
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  46,529       873      1,745   160,153    379,807     12,075     4,334
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    1         2          -        22         39          8         2
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  1         2          -        22         39          8         2
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $46,528       871      1,745   160,131    379,768     12,067     4,332
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,287       283        373       788      2,079      1,512       880
   Alterity Traditional - Option 2                    -         -          -        74          -          -         -
   Alterity Enhanced                                 17        24        372       521      2,273      2,122       536
   Alterity Optional - Option 1                       1       138        331     1,366      3,289      4,118       710
   Alterity Optional - Option 2                       -         -          -        37         41          6        14
   Dimensions - Option 1                              -         -          -        11         20         56        16
   Dimensions - Option 2                              -         -         10         -          2          -         2
   Dimensions - Option 3                              -         -          -        29        155         15         -
   Dimensions - Option 4                              -         -          -        23          2         21        12
   Dimensions - Option 5                              -         -          -         1          -          7         -
   Dimensions - Option 6                              -         -          -         -         13          -         -
   Rewards Traditional                               55       257        294     1,459      3,745      2,785     1,493
   Rewards Enhanced                                   -       169        359       599      2,542      1,106       598
   Valuemark II and III                          31,548         -          -    55,171    123,739          -         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                13,463         -          -    94,712    231,762          -         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -         57          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                 94         -          -         -          -          -         -
   Charter Traditional                               49         -          6       392      1,699        245        59
   Charter Enhanced                                   7         -          -       366        499         74        12
   Contracts in annuity payment period                7         -          -     4,582      7,851          -         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $46,528       871      1,745   160,131    379,768     12,067     4,332
=========================================================================================================================

 * Investment shares                              3,033        99        134    12,753     26,979        529       508
  Investments at cost                           $48,272     1,050      1,879   154,802    328,313     12,891     4,464



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                          OPPENHEIMER
                                              MAIN                PIMCO VIT  PIMCO VIT            SP STRATEGIC
                                             STREET    PIMCO VIT  STOCKSPLUS   TOTAL    SP JENNISON  PARTNERS    SELIGMAN
                                             GROWTH &  HIGH YIELD GROWTH AND  RETURN   INTERNATIONAL  FOCUSED     GLOBAL
                                             INCOME      BOND      INCOME      BOND       GROWTH     GROWTH     TECHNOLOGY
                                             FUND/VA   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $17,193     7,382      4,287    27,851        848      1,767     7,239
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  17,193     7,382      4,287    27,851        848      1,767     7,239
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                   10        18          3       224          2          1         3
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                 10        18          3       224          2          1         3
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $17,183     7,364      4,284    27,627        846      1,766     7,236
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                2,822       527        330     2,754         25        183     1,116
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                              2,976     1,980        597     2,705         63        298     1,165
   Alterity Optional - Option 1                   3,021       800        796     3,353         87         47     1,345
   Alterity Optional - Option 2                      30        22          -        41         16          -        11
   Dimensions - Option 1                             99         2         42       198          1          -         6
   Dimensions - Option 2                              6         1          1        26          -          -        11
   Dimensions - Option 3                             98        13          -       636          -          -        44
   Dimensions - Option 4                              -         7         15        76         10          -         -
   Dimensions - Option 5                              1         -          -        56          -          -         -
   Dimensions - Option 6                              6         -          -         -          -          -         5
   Rewards Traditional                            3,836       734      1,041     6,451        217        195     2,279
   Rewards Enhanced                               3,913       432        645     3,508         10        351     1,141
   Valuemark II and III                               -     1,588        633     4,240        289        333         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -     1,027        112     1,855        123        303         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         1          3          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                              286        62         44     1,047          2          -        50
   Charter Enhanced                                  89       169         28       596          -         56        63
  Contracts in annuity payment period                 -         -          -        84          -          -         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $17,183     7,364      4,284    27,627        846      1,766     7,236
=========================================================================================================================

 * Investment shares                                905       937        459     2,816        156        264       559
  Investments at cost                           $18,175     7,443      4,518    28,248        852      1,797    10,512


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)

                                                                   TEMPLETON   TEMPLETON                         TEMPLETON
                                              SELIGMAN   TEMPLETON DEVELOPING   GLOBAL   TEMPLETON TEMPLETON   INTERNATIONAL
                                              SMALL-CAP    ASSET     MARKETS    INCOME     GROWTH  INTERNATIONAL  SMALLER
                                                VALUE    STRATEGY  SECURITIES SECURITIES SECURITIES SECURITIES   COMPANIES
                                              PORTFOLIO    FUND       FUND       FUND       FUND        FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $13,942    27,300     63,536    43,947    410,261    354,548    12,751
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  13,942    27,300     63,536    43,947    410,261    354,548    12,751
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    6         4         10         1         36         10         3
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  6         4         10         1         36         10         3
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $13,936    27,296     63,526    43,946    410,225    354,538    12,748
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                1,304         -         79         -        969         11         -
   Alterity Traditional - Option 2                   37         -          -         -          -          -         -
   Alterity Enhanced                              2,275         -         55         -      1,422          9         -
   Alterity Optional - Option 1                   1,791         -        208         -      1,178         54         -
   Alterity Optional - Option 2                      43         -          -         -         16         13         -
   Dimensions - Option 1                             19         -          -         -          4          1         -
   Dimensions - Option 2                              1         -          -         -          9          -         -
   Dimensions - Option 3                             82         -         89         -        157          -         -
   Dimensions - Option 4                            102         -          -         -          9          -         -
   Dimensions - Option 5                              1         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                            5,435         -        256         -      1,224         66         -
   Rewards Enhanced                               2,458         -        224         -        933         15         -
   Valuemark II and III                               -    15,628     41,950    33,404    255,638    282,479     5,581
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -    10,598     18,612    10,098    139,856     66,280     6,578
   Valuemark IV - Option 1 & 2 with GMIB              -         -          1         -         16          9         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                              162        24      1,470       305      1,427      2,587        11
   Charter Enhanced                                 226        26         82        13        528        380        67
  Contracts in annuity payment period                 -     1,020        500       126      6,839      2,634       511
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $13,936    27,296     63,526    43,946    410,225    354,538    12,748
=========================================================================================================================

 * Investment shares                              1,069     1,760     13,294     3,858     36,999     29,922     1,256
  Investments at cost                           $12,203    34,458     73,236    47,686    464,196    476,551    13,196



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                               TEMPLETON
                                                PACIFIC  VAN KAMPEN VAN KAMPEN VAN KAMPEN USAZ ALGER              USAZ
                                                GROWTH      LIT     LIT GROWTH  EMERGING   AMERICAN USAZ ALGER VAN KAMPEN
                                              SECURITIES ENTERPRISE AND INCOME   GROWTH     GROWTH    GROWTH     GROWTH
                                                 FUND     PORTFOLIO  PORTFOLIO  PORTFOLIO    FUND       FUND       FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                   $ -       652      2,264    10,024      6,178      2,855     5,457
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                       -       652      2,264    10,024      6,178      2,855     5,457
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    -         1          1         5          5          2         2
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  -         1          1         5          5          2         2
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                       $ -       651      2,263    10,019      6,173      2,853     5,455
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                    -        93        288       409        389         61        49
   Alterity Traditional - Option 2                    -         -          -         -         73          -         -
   Alterity Enhanced                                  -       170        138     2,154      1,068        327       187
   Alterity Optional - Option 1                       -        37        661     1,318        932        621       566
   Alterity Optional - Option 2                       -         -          -        26         13          -         4
   Dimensions - Option 1                              -         -          -        47         45          -        22
   Dimensions - Option 2                              -         -          -         3          6          1         8
   Dimensions - Option 3                              -         -          -        24          8          5         -
   Dimensions - Option 4                              -         -          -         8          2          -         2
   Dimensions - Option 5                              -         -          -         -          -          -         1
   Dimensions - Option 6                              -         -          -         3          -          -         -
   Rewards Traditional                                -       250        947     1,036        932        612       350
   Rewards Enhanced                                   -       101        212     2,901        630        158     3,176
   Valuemark II and III                               -         -          -       882      1,126        468       493
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         -          -       927        740        516       553
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         4          -         32         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                          -         17       101         85         27         1
   Charter Enhanced                                   -         -          -       176         93          -        19
  Contracts in annuity payment period                 -         -          -         -         31         25        24
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                    $ -       651      2,263    10,019      6,173      2,853     5,455
=========================================================================================================================

 * Investment shares                                  -        44        142       354        670        308       568
  Investments at cost                               $ -       885      2,340    10,283      6,283      2,880     5,431



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                            USAZ
                                                                                  USAZ    ALLIANCE
                                                USAZ        USAZ       USAZ     ALLIANCE   CAPITAL  USAZ ALLIANCE  USAZ
                                             VAN KAMPEN  VAN KAMPEN VAN KAMPEN   CAPITAL  LARGE CAP   CAPITAL     PIMCO
                                             GROWTH AND  AGGRESSIVE  COMSTOCK  TECHNOLOGY  GROWTH    GROWTH AND    VALUE
                                             INCOME FUND GROWTH FUND   FUND       FUND      FUND     INCOME FUND   FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*               $15,845     2,157     17,094     4,380      2,536      3,369     3,684
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  15,845     2,157     17,094     4,380      2,536      3,369     3,684
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    9         3         41         -          -          1         1
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  9         3         41         -          -          1         1
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $15,836     2,154     17,053     4,380      2,536      3,368     3,683
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                  411        53        343         -         44         21        36
   Alterity Traditional - Option 2                    -         -         92         -          -          -         -
   Alterity Enhanced                              2,122       545      4,108       141        168         95       153
   Alterity Optional - Option 1                   1,729       221      1,426        36        218         83        16
   Alterity Optional - Option 2                       8         1         24         -         26          2         5
   Dimensions - Option 1                             11         3          1         -          -          -         -
   Dimensions - Option 2                              7         -          7         -          -          -         -
   Dimensions - Option 3                             57         -         31         -          -         39        31
   Dimensions - Option 4                             21         2         87        11          -         21         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -         34         -          -          -         -
   Rewards Traditional                            1,329       308      1,500        62        348        191        16
   Rewards Enhanced                               7,162       164      4,151         7        119        104        55
   Valuemark II and III                           1,407       421      2,484     2,519      1,078      1,871     2,089
   Valuemark IV - Option 1 & 2
   with standard contract charges                 1,125       427      2,370     1,602        533        834     1,180
   Valuemark IV - Option 1 & 2 with GMIB              -         -          3         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         2          -          -         1
   Charter Traditional                              218         9        177         -          2          -         -
   Charter Enhanced                                  87         -        143         -          -          7         3
  Contracts in annuity payment period               142         -         72         -          -        100        98
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                $15,836     2,154     17,053     4,380      2,536      3,368     3,683
=========================================================================================================================

 * Investment shares                              1,634       266      1,820       407        240        322       336
  Investments at cost                           $15,935     2,163     17,288     4,295      2,483      3,285     3,466


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                       USAZ
                                                 USAZ       USAZ     TEMPLETON  AZOA VIP   AZOA VIP  AZOA VIP
                                                 PIMCO      PIMCO    DEVELOPED DIVERSIFIED   FIXED    GLOBAL      AZOA VIP
                                             RENAISSANCE  GROWTH AND  MARKETS    ASSETS     INCOME OPPORTUNITIES  GROWTH
                                                 FUND    INCOME FUND   FUND       FUND       FUND      FUND        FUND
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                $7,712     2,095        197     4,921      9,662        565     3,334
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                   7,712     2,095        197     4,921      9,662        565     3,334
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense
  risk and administrative charges:                    1         -          1         2         67          -         1
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  1         -          1         2         67          -         1
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                    $7,711     2,095        196     4,919      9,595        565     3,333
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                   56        21          -       793      1,389         58       154
   Alterity Traditional - Option 2                   55         -          -         -          -          -         -
   Alterity Enhanced                                500        37          -       805        341         59       295
   Alterity Optional - Option 1                     135        59          -       380        658         82       354
   Alterity Optional - Option 2                      10         4          -       100          9          3         -
   Dimensions - Option 1                             21         -          -         -         17         14         -
   Dimensions - Option 2                              -         -          -        10          3          -         -
   Dimensions - Option 3                             17        30          -         -          3          -         1
   Dimensions - Option 4                              -         -          -         -          8         40       108
   Dimensions - Option 5                              -         -          -         -         50          -         1
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                              346        45          -       591        920         42       618
   Rewards Enhanced                                 293         -          -       586        840         66       831
   Valuemark II and III                           3,009     1,253         77       518      2,746         87       361
   Valuemark IV - Option 1 & 2
   with standard contract charges                 3,155       437        119     1,071      2,004        102       610
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                 22         -          -         -          -          -         -
   Charter Traditional                                -        50          -        10         49          -         -
   Charter Enhanced                                   -       131          -         6        173          -         -
  Contracts in annuity payment period                92        28          -        49        385         12         -
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                 $7,711     2,095        196     4,919      9,595        565     3,333
=========================================================================================================================

 * Investment shares                                700       206         19       509        933         87       435
  Investments at cost                            $7,204     2,074        194     5,063      9,823        604     3,598



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                    AZOA VIP
                                                                                                      MONEY      TOTAL
                                                                                                     MARKET       ALL
                                                                                                      FUND       FUNDS
-------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value*                                                                   $120,702 5,149,778
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                      120,702 5,149,778
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued mortality and expense risk and administrative charges:                                         481     1,297
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                     481     1,297
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                                       $120,221 5,148,481
=========================================================================================================================
Contract Owners' Equity: (note 6)
  Contracts in accumulation period:
   Alterity Traditional - Option 1                                                                     3,161    45,235
   Alterity Traditional - Option 2                                                                         -       331
   Alterity Enhanced                                                                                   3,932    58,765
   Alterity Optional - Option 1                                                                        4,061    62,384
   Alterity Optional - Option 2                                                                           29       879
   Dimensions - Option 1                                                                                  14       834
   Dimensions - Option 2                                                                                   -       211
   Dimensions - Option 3                                                                                 119     3,086
   Dimensions - Option 4                                                                                  25     1,111
   Dimensions - Option 5                                                                                  52       242
   Dimensions - Option 6                                                                                   -        82
   Rewards Traditional                                                                                15,943    97,895
   Rewards Enhanced                                                                                    8,290    73,007
   Valuemark II and III                                                                               11,940 3,171,592
   Valuemark IV - Option 1 & 2 with standard contract charges                                          6,965 1,473,322
   Valuemark IV - Option 1 & 2 with GMIB                                                                   6       252
   Valuemark IV - Option 3 with standard contract charges                                                  -         -
   Valuemark IV - Option 3 with GMIB                                                                       6       128
   Charter Traditional                                                                                64,956    85,825
   Charter Enhanced                                                                                      639     9,321
  Contracts in annuity payment period                                                                     83    63,979
-------------------------------------------------------------------------------------------------------------------------
   Total contract owners' equity                                                                    $120,221 5,148,481
=========================================================================================================================

 * Investment shares                                                                                 120,702   698,911
  Investments at cost                                                                               $120,702 5,769,899



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                         ALGER      ALGER
                                                AIM V.I.                AIM V.I.               ALGER    AMERICAN   AMERICAN
                                                CAPITAL       AIM     INTERNATIONAL AIM V.I.  AMERICAN  LEVERAGED   MIDCAP
                                             APPRECIATION  V.I. GROWTH   EQUITY      VALUE    GROWTH     ALLCAP     GROWTH
                                                 FUND         FUND        FUND       FUND    PORTFOLIO  PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares              $  -        62         15        18         85          -         -
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                   10        13          4        15          9          6        17
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                 18        15          5        19          9          9        20
   Alterity Optional - Option 1                      13        15          7        22          7          6        26
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         2          -         2          -          -         1
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               43        33         19        42         55         27        44
   Rewards Enhanced                                  42        26          5        29         29          9        44
   Valuemark II and III                               -       200          -         -        200         90         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -       186          -         -        178         88         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         2         15         1          1          -         1
   Charter Enhanced                                   -         -          -         2          -          -         1
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    126       492         55       132        488        235       154
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                    (126)     (430)       (40)     (114)      (403)      (235)     (154)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                     767         -        118       268      4,608        595     3,369
  Realized gains (losses) on sales
  of investments, net                              (925)  (11,580)       648      (425)    (6,548)    (5,107)   (1,053)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                          (158)  (11,580)       766      (157)    (1,940)    (4,512)    2,316
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                 (2,002)   (4,755)      (572)     (779)    (2,799)     1,010    (2,609)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains(loss) & unrealized
   appreciation (depreciation)
   on investments, net                           (2,160)  (16,335)       194      (936)    (4,739)    (3,502)     (293)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from operations                      $(2,286)  (16,765)       154    (1,050)    (5,142)    (3,737)     (447)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                            ALGER                                        FRANKLIN    FRANKLIN     FRANKLIN
                                           AMERICAN                                     AGGRESSIVE    GLOBAL       GLOBAL
                                             SMALL      DAVIS VA   DAVIS VA    DAVIS VA   GROWTH  COMMUNICATIONS HEALTH CARE
                                        CAPITALIZATION  FINANCIAL REAL ESTATE   VALUE   SECURITIES  SECURITIES   SECURITIES
                                           PORTFOLIO    PORTFOLIO  PORTFOLIO   PORTFOLIO    FUND       FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares              $  1         3        161        65         17        260        54
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                    2         8          1        18          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  6        11          3        17          -          -         -
   Alterity Optional - Option 1                       4         9         10        31          -          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                6        25         11        39          -          -         -
   Rewards Enhanced                                   3        19          2        21          -          -         -
   Valuemark II and III                               -         -          -         -         65      4,218       265
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         -          -         -         59        446       194
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         -          -         1          -          1         3
   Charter Enhanced                                   -         -          -         2          -          -         2
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     21        72         27       129        124      4,665       464
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (20)      (69)       134       (64)      (107)    (4,405)     (410)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                       -         -         47         -          -     79,107     4,294
  Realized gains (losses) on
   sales of investments, net                       (227)      (74)        (4)      (70)    (4,259)   (85,470)      282
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                          (227)      (74)        43       (70)    (4,259)    (6,363)    4,576
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                   (114)     (286)        20      (270)     1,900   (119,304)  (10,597)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (341)     (360)        63      (340)    (2,359)  (125,667)   (6,021)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                     $(361)     (429)       197      (404)    (2,466)  (130,072)   (6,431)
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                               FRANKLIN                          FRANKLIN            FRANKLIN
                                                GROWTH                FRANKLIN   LARGE CAP  FRANKLIN  NATURAL
                                              AND INCOME  FRANKLIN     INCOME     GROWTH     MONEY   RESOURCES   FRANKLIN
                                              SECURITIES HIGH INCOME SECURITIES SECURITIES   MARKET  SECURITIES REAL ESTATE
                                                 FUND       FUND        FUND       FUND       FUND      FUND       FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares          $  2,028    26,335     38,238     1,821     10,073        324     5,354
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                   13         -          -         -          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                 13         -          -         -          -          -         -
   Alterity Optional - Option 1                      16         -          -         -          -          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              2         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               25         -          -         -          -          -         -
   Rewards Enhanced                                  16         -          -         -          -          -         -
   Valuemark II and III                           7,135     1,438      6,188     2,643      2,440        383     1,361
   Valuemark IV - Option 1 & 2
   with standard contract charges                 1,985       860      1,506     2,151        940        111       528
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                8         5         18         6        343          1         9
   Charter Enhanced                                   5         2          5         5          1          -         2
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                  9,218     2,305      7,717     4,805      3,724        495     1,900
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                  (7,190)   24,030     30,521    (2,984)     6,349       (171)    3,454
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                  59,914         -     32,778    73,610          -          -         -
  Realized gains (losses)
  on sales of investments, net                   (1,289)  (38,534)    (9,546)    2,742          -      1,144        94
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                        58,625   (38,534)    23,232    76,352          -      1,144        94
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                (76,740)   20,820    (55,882) (120,282)         -     (9,642)    4,535
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                          (18,115)  (17,714)   (32,650)  (43,930)         -     (8,498)    4,629
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                  $(25,305)    6,316     (2,129)  (46,914)     6,349     (8,669)    8,083
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)

                                               FRANKLIN                                                         FRANKLIN
                                                RISING    FRANKLIN              FRANKLIN    FRANKLIN  FRANKLIN    ZERO
                                               DIVIDENDS   S&P 500  FRANKLIN   TECHNOLOGY     U.S.      VALUE    COUPON
                                              SECURITIES    INDEX   SMALL CAP  SECURITIES  GOVERNMENT SECURITIES  FUND
                                                 FUND       FUND       FUND       FUND        FUND      FUND      2005
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares            $  261       358      1,404         -     26,604        134     3,354
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk
  and administrative charges:
   Alterity Traditional - Option 1                    8         -         15         -         11          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                 10         -         13         -         10          -         -
   Alterity Optional - Option 1                       8         -         14         -         15          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          1          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               22         -         37         -         52          -         -
   Rewards Enhanced                                  19         -         14         -         26          -         -
   Valuemark II and III                           3,348       304      2,187        45      4,183        206       577
   Valuemark IV - Option 1 & 2
   with standard contract charges                 1,084       248      1,618        44      1,069        188       204
   Valuemark IV - Option 1 & 2 with GMIB    -         -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                7         -         12         -         29          3         -
   Charter Enhanced                                   3         -          2         -          8          2         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                  4,509       552      3,912        89      5,404        399       781
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                  (4,248)     (194)    (2,508)      (89)    21,200       (265)    2,573
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                  18,577         8          -         -          -        673       591
  Realized gains (losses)
  on sales of investments, net                     (363)   (3,450)      (628)   (3,573)     1,025      1,294       523
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                        18,214    (3,442)      (628)   (3,573)     1,025      1,967     1,114
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   appreciation (depreciation) on investments    22,499    (2,014)   (55,682)      910        (55)       637       211
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                           40,713    (5,456)   (56,310)   (2,663)       970      2,604     1,325
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                   $36,465    (5,650)   (58,818)   (2,752)    22,170      2,339     3,898
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                             FRANKLIN               J.P. MORGAN
                                               ZERO   J.P. MORGAN       U.S.       MUTUAL     MUTUAL  OPPENHEIMER
                                             COUPON  INTERNATIONAL   DISCIPLINED  DISCOVERY   SHARES     GLOBAL   OPPENHEIMER
                                               FUND   OPPORTUNITIES    EQUITY    SECURITIES SECURITIES SECURITIES HIGH INCOME
                                               2010     PORTFOLIO    PORTFOLIO      FUND       FUND     FUND/VA      FUND/VA
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares           $ 3,267        10          8     3,508      7,311         29       152
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    -         3          4         6         16          6         4
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  -         1          5         3         13          6         3
   Alterity Optional - Option 1                       -         2          4         8         22         11         4
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          1          -         1
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                -         2          5        14         25         19        11
   Rewards Enhanced                                   -         2          5         3         20          6         2
   Valuemark II and III                             484         -          -       888      1,928          -         -
   Valuemark IV - Option 1 & 2
   with standard contract charges                   206         -          -     1,529      3,581          -         -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -        76          -        12         18          4         -
   Charter Enhanced                                   -         -          -         4          8          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    690        86         23     2,467      5,632         52        25
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                   2,577       (76)       (15)    1,041      1,679        (23)      127
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                   2,218       133          -    21,688     23,946        540         -
  Realized gains (losses)
  on sales of investments, net                      396       (78)       (84)    3,467      9,796         16       (60)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                         2,614        55        (84)   25,155     33,742        556       (60)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                 (3,222)     (131)       (68)  (27,616)   (14,287)      (669)      (94)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (608)      (76)      (152)   (2,461)    19,455       (113)     (154)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                   $ 1,969      (152)      (167)   (1,420)    21,134       (136)      (27)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)

                                            OPPENHEIMER   PIMCO      PIMCO VIT                        SP STRATEGIC
                                            MAIN STREET  VIT HIGH   STOCKSPLUS    PIMCO    SP JENNISON  PARTNERS   SELIGMAN
                                              GROWTH &     YIELD    GROWTH AND  VIT TOTAL INTERNATIONAL FOCUSED     GLOBAL
                                               INCOME      BOND       INCOME   RETURN BOND   GROWTH      GROWTH   TECHNOLOGY
                                               FUND/VA   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares              $ 38       162         98       404          2          -        -
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                   14         4          3        17          -          1        13
   Alterity Traditional - Option 2                    -         -          -         -          -          -        -
   Alterity Enhanced                                 12         8          2        13          -          1        13
   Alterity Optional - Option 1                       2         7          4        21          -          -        14
   Alterity Optional - Option 2                       -         -          -         -          -          -        -
   Dimensions - Option 1                              -         -          -         1          -          -        -
   Dimensions - Option 2                              -         -          -         -          -          -        -
   Dimensions - Option 3                              1         -          -         5          -          -        -
   Dimensions - Option 4                              -         -          -         -          -          -        -
   Dimensions - Option 5                              -         -          -         -          -          -        -
   Dimensions - Option 6                              -         -          -         -          -          -        -
   Rewards Traditional                               31         6          2        55          1          1        30
   Rewards Enhanced                                  27         3          3        19          -          2        16
   Valuemark II and III                               -         2          1         8          -          -        -
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -         3          -         4          -          1        -
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -        -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -        -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -        -
   Charter Traditional                                1         -          -         3          5          -         -
   Charter Enhanced                                   -         -          -         2          -          -        -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     88        33         15       148          6          6        86
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (50)      129         83       256         (4)        (6)      (86)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain distributions
        on mutual funds                               -         -          -       493          -         -      1,166
  Realized gains (losses)
  on sales of investments, net                     (481)      (24)      (130)      (19)       504        (40)     (841)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
  on investments, net                              (481)      (24)      (130)      474        504        (40)      325
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                   (424)      (41)      (101)     (431)        (4)       (30)   (1,829)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (905)      (65)      (231)       43        500        (70)   (1,504)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                     $(955)       64       (148)      299        496        (76)   (1,590)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                    TEMPLETON  TEMPLETON                        TEMPLETON
                                             SELIGMAN   TEMPLETON  DEVELOPING   GLOBAL  TEMPLETON   TEMPLETON   INTERNATIONAL
                                             SMALL-CAP    ASSET      MARKETS     INCOME   GROWTH  INTERNATIONAL  SMALLER
                                               VALUE    STRATEGY   SECURITIES SECURITIES SECURITIES SECURITIES   COMPANIES
                                             PORTFOLIO    FUND        FUND       FUND      FUND       FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares           $     -       514        756     1,843      9,373     13,420       563
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    9         -          1         -          6          -        -
   Alterity Traditional - Option 2                    -         -          -         -          -          -        -
   Alterity Enhanced                                 11         -          1         -          8          -        -
   Alterity Optional - Option 1                      11         -          2         -         11          -        -
   Alterity Optional - Option 2                       -         -          -         -          -          -        -
   Dimensions - Option 1                              -         -          -         -          -          -        -
   Dimensions - Option 2                              -         -          -         -          -          -        -
   Dimensions - Option 3                              1         -          -         -          1          -        -
   Dimensions - Option 4                              -         -          -         -          -          -        -
   Dimensions - Option 5                              -         -          -         -          -          -        -
   Dimensions - Option 6                              -         -          -         -          -          -        -
   Rewards Traditional                               39         -          1         -          9          -        -
   Rewards Enhanced                                  19         -          2         -          9          -        -
   Valuemark II and III                               -       266        719       584      4,299      4,880       109
   Valuemark IV - Option 1 & 2
   with standard contract charges                     -       194        326       138      2,203      1,136       120
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -        -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -        -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -        -
   Charter Traditional                                1         -         49         4         25        105        11
   Charter Enhanced                                   1         1          2         -          6          5         1
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     92       461      1,103       726      6,577      6,126       241
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (92)       53       (347)    1,117      2,796      7,294       322
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                      25     3,348          -         -     78,164    100,569         -
  Realized gains (losses)
  on sales of investments, net                       22    (2,556)   (20,050)   (1,870)    (6,848)  (113,359)     (682)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
  on investments, net                                47       792    (20,050)   (1,870)    71,316    (12,790)     (682)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                  1,597    (5,397)    15,899     1,227    (87,499)   (72,175)     (199)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                            1,644    (4,605)    (4,151)     (643)   (16,183)   (84,965)     (881)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                    $1,552    (4,552)    (4,498)      474    (13,387)   (77,671)     (559)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                              TEMPLETON
                                                PACIFIC  VAN KAMPEN  VAN KAMPEN VAN KAMPEN USAZ ALGER              USAZ
                                                GROWTH       LIT     LIT GROWTH  EMERGING   AMERICAN USAZ ALGER VAN KAMPEN
                                              SECURITIES ENTERPRISE  AND INCOME   GROWTH     GROWTH    GROWTH     GROWTH
                                                 FUND     PORTFOLIO   PORTFOLIO  PORTFOLIO    FUND      FUND       FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares           $ 1,025         2          1         -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    -         2          3         1          2          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  -         3          3         8          8          1         1
   Alterity Optional - Option 1                       -         1          9         4          6          4         2
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                -         7         20         4          7          4         2
   Rewards Enhanced                                   -         2          5        26          3          1        21
   Valuemark II and III                              91         -          -         3          5          2         1
   Valuemark IV - Option 1 & 2
   with standard contract charges                    25         -          -         4          4          4         2
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         -          -         -          -          -         -
   Charter Enhanced                                   -         -          -         -          1          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    116        15         40        50         36         16        29
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     909       (13)       (39)      (50)       (36)       (16)      (29)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                       -        71         15         -          -          -         -
  Realized gains (losses)
  on sales of investments, net                   (8,572)     (179)        (8)      (41)       (51)       (18)      (19)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                        (8,572)     (179)        (8)      (41)       (51)       (18)      (19)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                  3,796       (52)       (74)     (259)      (105)       (25)       26
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                           (4,776)     (231)       (82)     (300)      (156)       (43)        7
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                   $(3,867)     (244)      (121)     (350)      (192)       (59)      (22)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                            USAZ
                                                                                 USAZ     ALLIANCE      USAZ
                                               USAZ        USAZ        USAZ    ALLIANCE    CAPITAL    ALLIANCE      USAZ
                                            VAN KAMPEN  VAN KAMPEN  VAN KAMPEN  CAPITAL   LARGE CAP    CAPITAL      PIMCO
                                            GROWTH AND  AGGRESSIVE   COMSTOCK  TECHNOLOGY   GROWTH    GROWTH AND    VALUE
                                            INCOME FUND GROWTH FUND    FUND       FUND       FUND     INCOME FUND    FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares             $  63         -         51         -          -          5         1
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    2         -          2         -          -          -         -
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  8         2         22         -          -          -         -
   Alterity Optional - Option 1                       8         1          9         -          -          -         -
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                               11         2         11         -          -          -         -
   Rewards Enhanced                                  86         1         40         -          -          -         -
   Valuemark II and III                               5         1         13         4          2         11         4
   Valuemark IV - Option 1 & 2
   with standard contract charges                     4         1         13         3          1          1         2
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                1         -          -         -          -          -         -
   Charter Enhanced                                   -         -          -         -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                    125         8        110         7          3         12         6
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (62)       (8)       (59)       (7)        (3)        (7)       (5)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain distributions
        on mutual funds                               -          -        34         -          -          -         -
  Realized gains (losses)
  on sales of investments, net                      (31)       (5)       (47)        -          -          1         3
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                           (31)       (5)       (13)        -          -          1         3
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                    (90)       (6)      (194)       85         53         84       218
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                             (121)      (11)      (207)       85         53         85       221
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                     $(183)      (19)      (266)       78         50         78       216
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                        USAZ
                                                USAZ        USAZ      TEMPLETON  AZOA VIP   AZOA VIP   AZOA VIP
                                                PIMCO       PIMCO     DEVELOPED DIVERSIFIED   FIXED     GLOBAL     AZOA VIP
                                             RENAISSANCE GROWTH AND    MARKETS    ASSETS     INCOME  OPPORTUNITIES  GROWTH
                                                FUND     INCOME FUND    FUND       FUND       FUND       FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares             $   -         5          -       100        295          -         9
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                    -         -          -         6         16          1         2
   Alterity Traditional - Option 2                    -         -          -         -          -          -         -
   Alterity Enhanced                                  -         -          -         5          3          -         2
   Alterity Optional - Option 1                       -         -          -         2          8          1         1
   Alterity Optional - Option 2                       -         -          -         -          -          -         -
   Dimensions - Option 1                              -         -          -         -          -          -         -
   Dimensions - Option 2                              -         -          -         -          -          -         -
   Dimensions - Option 3                              -         -          -         -          -          -         -
   Dimensions - Option 4                              -         -          -         -          -          -         -
   Dimensions - Option 5                              -         -          -         -          -          -         -
   Dimensions - Option 6                              -         -          -         -          -          -         -
   Rewards Traditional                                -         -          -         3         14          1         4
   Rewards Enhanced                                   -         -          -         1         14          1         3
   Valuemark II and III                               5         8          -        10         26          -         5
   Valuemark IV - Option 1 & 2
   with standard contract charges                     6         1          -         7         33          -         6
   Valuemark IV - Option 1 & 2 with GMIB              -         -          -         -          -          -         -
   Valuemark IV - Option 3
   with standard contract charges                     -         -          -         -          -          -         -
   Valuemark IV - Option 3 with GMIB                  -         -          -         -          -          -         -
   Charter Traditional                                -         -          -         -          -          -         -
   Charter Enhanced                                   -         -          -         -          2          -         -
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                     11         9          -        34        116          4        23
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                     (11)       (4)         -        66        179         (4)      (14)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
  Realized capital gain
  distributions on mutual funds                       -         -          -         -         59          -         -
  Realized gains (losses)
  on sales of investments, net                        6         -          4       (64)        50        (13)     (137)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
      on investments, net                             6         -          4       (64)       109        (13)     (137)
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                    508        20          3       (33)      (189)       (25)      (97)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains (loss) & unrealized
   appreciation (depreciation)
   on investments, net                              514        20          7       (97)       (80)       (38)     (234)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                      $503        16          7       (31)        99        (42)     (248)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED DECEMBER 31, 2001
(IN THOUSANDS)
                                                                                                    AZOA VIP
                                                                                                      MONEY      TOTAL
                                                                                                     MARKET       ALL
                                                                                                      FUND       FUNDS
----------------------------------------------------------------------------------------------------------------------------------
Assets:
  Dividends reinvested in fund shares                                                                   $795   160,839
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk and administrative charges:
   Alterity Traditional - Option 1                                                                        27       321
   Alterity Traditional - Option 2                                                                         -         -
   Alterity Enhanced                                                                                      35       379
   Alterity Optional - Option 1                                                                           39       421
   Alterity Optional - Option 2                                                                            -         -
   Dimensions - Option 1                                                                                   -         1
   Dimensions - Option 2                                                                                   -         -
   Dimensions - Option 3                                                                                   1        19
   Dimensions - Option 4                                                                                   -         -
   Dimensions - Option 5                                                                                   -         -
   Dimensions - Option 6                                                                                   -         -
   Rewards Traditional                                                                                   229     1,050
   Rewards Enhanced                                                                                       76       722
   Valuemark II and III                                                                                   19    51,859
   Valuemark IV - Option 1 & 2 with standard contract charges                                             13    23,258
   Valuemark IV - Option 1 & 2 with GMIB                                                                   -         -
   Valuemark IV - Option 3 with standard contract charges                                                  -         -
   Valuemark IV - Option 3 with GMIB                                                                       -         -
   Charter Traditional                                                                                    79       860
   Charter Enhanced                                                                                        -        75
----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                                                         518    78,965
----------------------------------------------------------------------------------------------------------------------------------
  Investment income (loss), net                                                                          277   (81,874)
----------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds                                                      -   511,793
  Realized gains (losses) on sales of investments, net                                                     -  (307,501)
----------------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses)
   on investments, net                                                                                     -   204,292
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                                                                           -  (603,692)
----------------------------------------------------------------------------------------------------------------------------------
   Total realized gains(loss) & unrealized
   appreciation (depreciation) on investments, net                                                         -  (399,400)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                   $277  (317,526)
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                                AIM V.I.                             AIM V.I.
                                        CAPITAL APPRECIATION       AIM V.I.      INTERNATIONAL EQUITY       AIM V.I.
                                                  FUND           GROWTH FUND            FUND               VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $   (126)     (26)       (430)   (623)        (40)      (6)       (114)    (16)
      Realized gains (losses)
      on investments, net                   (158)     167     (11,580)  1,174         766      123        (157)    154
      Net change in unrealized appreciation
       (depreciation) on investments      (2,002)  (1,267)     (4,755)(15,376)       (572)    (456)       (779)   (621)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (2,286)  (1,126)    (16,765)(14,825)        154     (339)     (1,050)   (483)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    5,017    6,777       6,179   8,833       2,451    2,084       9,630   3,741
      Transfers between funds                570      856      (6,303) 50,074        (846)     283       1,873     862
      Surrenders and terminations           (281)     (58)     (5,257) (6,181)        (83)     (20)       (271)    (39)
      Rescissions                           (175)     (37)        (92)   (262)        (69)      (5)       (731)    (70)
      Bonus                                  128      346         125     211          48       95         193     126
      Other transactions (note 2)             (1)       -         (15)    (12)          -        -          (1)     -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
        net assets resulting
        from contract transactions         5,258    7,884      (5,363) 52,663       1,501    2,437      10,693   4,620
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,972    6,758     (22,128) 37,838       1,655    2,098       9,643   4,137
Net assets at beginning of period          6,758        -      47,697   9,859       2,098        -       4,137      -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $ 9,730    6,758      25,569  47,697       3,753    2,098      13,780   4,137
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                               ALGER AMERICAN      ALGER AMERICAN   ALGER AMERICAN SMALL
                                         ALGER AMERICAN          LEVERAGED         MIDCAP GROWTH       CAPITALIZATION
                                        GROWTH PORTFOLIO      ALLCAP PORTFOLIO       PORTFOLIO            PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $   (403)    (455)       (235)   (327)       (154)     (20)        (20)     (1)
      Realized gains (losses)
      on investments, net                 (1,940)   3,635      (4,512)  1,250       2,316       11        (227)     52
      Net change in unrealized
        appreciation (depreciation)
        on investments                    (2,799) (10,582)      1,010  (9,927)     (2,609)    (219)       (114)   (194)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (5,142)  (7,402)     (3,737) (9,004)       (447)    (228)       (361)   (143)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    2,409    6,148       1,508   4,399       7,374    5,154       1,742     747
      Transfers between funds             (5,221)  32,769      (4,008) 21,150       2,939      725        (162)    153
      Surrenders and terminations         (4,461)  (4,525)     (2,260) (3,297)       (299)     (54)        (24)     (7)
      Rescissions                            (99)    (103)        (73)    (61)       (509)     (53)       (182)      -
      Bonus                                   79      235          55     137         160      218          36      25
      Other transactions (note 2)            (11)      (9)         (7)     (7)         (1)       -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions        (7,304)  34,515      (4,785) 22,321       9,664    5,990       1,410     918
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (12,446)  27,113      (8,522) 13,317       9,217    5,762       1,049     775
Net assets at beginning of period         37,546   10,433      20,818   7,501       5,762        -         775       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $ 25,100   37,546      12,296  20,818      14,979    5,762       1,824     775
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                   DAVIS VA                                 FRANKLIN
                                              DAVIS VA            REAL ESTATE          DAVIS VA        AGGRESSIVE GROWTH
                                         FINANCIAL PORTFOLIO       PORTFOLIO        VALUE PORTFOLIO     SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net        $ (69)      (3)        134       6         (64)      (8)       (107)    (60)
      Realized gains (losses)
      on investments, net                    (74)      48          43      18         (70)      28      (4,259)   (473)
      Net change in unrealized appreciation
       (depreciation) on investments        (286)     191          20      48        (270)      43       1,900  (4,235)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                     (429)     236         197      72        (404)      63      (2,466) (4,768)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    4,012    1,283       2,520   1,692       8,745    2,697         399     465
      Transfers between funds              1,478    1,283         179      44       4,251      727      (2,617) 16,960
      Surrenders and terminations           (212)     (24)       (103)    (27)       (201)     (16)     (1,245)   (306)
      Rescissions                            (46)     (39)        (13)   (242)        (93)     (66)          -       -
      Bonus                                   95       45          66      49         129       86           -       -
      Other transactions (note 2)              -        -           -       -           -        -          (3)      -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         5,327    2,548       2,649   1,516      12,831    3,428      (3,466) 17,119
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          4,898    2,784       2,846   1,588      12,427    3,491      (5,932) 12,351
Net assets at beginning of period          2,784        -       1,588       -       3,491        -      12,351       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $7,682    2,784       4,434   1,588      15,918    3,491       6,419  12,351
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                              FRANKLIN         FRANKLIN GLOBAL   FRANKLIN GROWTH
                                        GLOBAL COMMUNICATIONS    HEALTH CARE         AND INCOME            FRANKLIN
                                           SECURITIES FUND     SECURITIES FUND    SECURITIES FUND       HIGH INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $ (4,405)   6,285        (410)   (391)     (7,190)  38,818      24,030   (2,100)
      Realized gains (losses)
      on investments, net                 (6,363) 184,430       4,576   1,909      58,625   98,723     (38,534) (38,973)
      Net change in unrealized
        appreciation (depreciation)
        on investments                  (119,304)(452,896)    (10,597)  9,915     (76,740) (31,093)     20,820   11,375
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                 (130,072)(262,181)     (6,431) 11,433     (25,305) 106,448       6,316  (29,698)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,023    4,766         729   1,118      12,275    6,516       3,030    2,301
      Transfers between funds            (35,224)  11,165      (4,923) 22,546         (46) (46,211)     (7,353) (19,980)
      Surrenders and terminations        (72,181)(177,607)     (6,103) (4,060)   (125,512)(203,679)    (34,962) (64,551)
      Rescissions                             (6)    (461)        (11)    (47)       (279)    (238)        (48)    (215)
      Bonus                                    1        -           -       -         179       31           -        -
      Other transactions (note 2)           (234)    (351)        (13)     (9)       (297)    (324)        (67)     (87)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions      (106,621)(162,488)    (10,321) 19,548    (113,680)(243,905)    (39,400) (82,532)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (236,693)(424,669)    (16,752) 30,981    (138,985)(137,457)    (33,084)(112,230)
Net assets at beginning of period        478,743  903,412      41,664  10,683     739,646  877,103     172,885  285,115
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $242,050  478,743      24,912  41,664     600,661  739,646     139,801  172,885
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                   FRANKLIN                                FRANKLIN
                                              FRANKLIN         LARGE CAP GROWTH        FRANKLIN         NATURAL RESOURCES
                                       INCOME SECURITIES FUND   SECURITIES FUND    MONEY MARKET FUND    SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $ 30,521    68,097      (2,984)  (3,912)      6,349    12,226        (171)   (320)
      Realized gains (losses)
      on investments, net                 23,232    16,322      76,352   39,748           -         -       1,144   1,997
      Net change in unrealized
        appreciation (depreciation)
        on investments                   (55,882)   18,797    (120,282) (19,040)          -         -      (9,642) 10,450
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (2,129)  103,216     (46,914)  16,796       6,349    12,226      (8,669) 12,127
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    5,278     4,199       2,866    6,594      63,044    20,974         246     558
      Transfers between funds             (2,188)  (46,170)    (28,336)  64,766     (25,523)   42,276      (5,765)  1,652
      Surrenders and terminations       (109,810) (176,655)    (51,149) (72,326)   (132,677) (148,303)     (6,337) (8,899)
      Rescissions                           (160)     (546)        (26)    (265)         (1)   (1,070)         (3)      -
      Bonus                                    2         -           -        -           -         -           -       -
      Other transactions (note 2)           (256)     (286)       (121)    (129)        (77)      (82)        (19)    (22)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions      (107,134) (219,458)    (76,766)  (1,360)    (95,234)  (86,205)    (11,878) (6,711)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (109,263) (116,242)   (123,680)  15,436     (88,885)  (73,979)    (20,547)  5,416
Net assets at beginning of period        602,667   718,909     394,312  378,876     271,886   345,865      44,866  39,450
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $493,404   602,667     270,632  394,312     183,001   271,886      24,319  44,866
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                   FRANKLIN
                                              FRANKLIN         RISING DIVIDENDS    FRANKLIN S&P 500        FRANKLIN
                                          REAL ESTATE FUND      SECURITIES FUND       INDEX FUND        SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net      $ 3,454    7,775      (4,248)   7,620        (194)    (510)     (2,508)  (6,570)
      Realized gains (losses)
      on investments, net                     94     (864)     18,214   41,052      (3,442)     (62)       (628)  96,703
      Net change in unrealized appreciation
       (depreciation) on investments       4,535   29,768      22,499    4,876      (2,014)  (3,493)    (55,682)(159,623)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                    8,083   36,679      36,465   53,548      (5,650)  (4,065)    (58,818) (69,490)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,410    2,404       8,657    2,390       1,309    2,110       7,862   11,337
      Transfers between funds             (3,227)  (8,782)     10,470  (38,780)     10,995   36,340     (12,603)  36,962
      Surrenders and terminations        (22,772) (35,211)    (59,330) (95,725)     (7,293)  (6,331)    (48,626) (78,307)
      Rescissions                            (11)    (106)       (179)    (215)         (1)     (45)       (127)    (260)
      Bonus                                    1        -         173       15           2        -         100      196
      Other transactions (note 2)            (60)     (62)       (131)    (136)        (15)     (11)       (114)    (141)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (24,659) (41,757)    (40,340)(132,451)      4,997   32,063     (53,508) (30,213)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (16,576)  (5,078)     (3,875) (78,903)       (653)  27,998    (112,326) (99,703)
Net assets at beginning of period        143,235  148,313     328,067  406,970      42,166   14,168     364,580  464,283
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $126,659  143,235     324,192  328,067      41,513   42,166     252,254  364,580
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                         FRANKLIN TECHNOLOGY    FRANKLIN U.S.     FRANKLIN VALUE   FRANKLIN ZERO COUPON
                                           SECURITIES FUND    GOVERNMENT FUND     SECURITIES FUND        FUND 2000
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (89)     (53)     21,200    (5,399)       (265)    (136)          -   2,962
      Realized gains (losses)
      on investments, net                 (3,573)    (254)      1,025    (9,520)      1,967      386           -  (7,321)
      Net change in unrealized
       appreciation (depreciation)
       on investments                        910   (3,705)        (55)   53,735         637    3,212           -   6,377
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (2,752)  (4,012)     22,170    38,816       2,339    3,462           -   2,018
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      231      453      15,516     4,621       1,507      465           -     160
      Transfers between funds                196   12,281      20,054   (19,493)     14,520    7,043           - (44,460)
      Surrenders and terminations         (1,023)    (468)    (71,435) (101,827)     (5,254)  (3,180)          - (17,061)
      Rescissions                              -      (83)       (372)     (472)        (83)      (1)          -       -
      Bonus                                    -        -         226       112          10        -           -       -
      Other transactions (note 2)             (3)       -        (146)     (154)         (9)      (4)          -     (20)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions          (599)  12,183     (36,157) (117,213)     10,691    4,323           - (61,387)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (3,351)   8,171     (13,987)  (78,397)     13,030    7,785           - (59,369)
Net assets at beginning of period          8,171        -     383,755   462,152      18,528   10,743           -  59,369
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $ 4,820    8,171     369,768   383,755      31,558   18,528           -       -
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                                      J.P. MORGAN
                                              FRANKLIN             FRANKLIN          INTERNATIONAL        J.P. MORGAN
                                            ZERO COUPON           ZERO COUPON        OPPORTUNITIES      U.S. DISCIPLINED
                                             FUND 2005             FUND 2010           PORTFOLIO        EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $  2,573     (708)      2,577    (696)        (76)      (2)        (15)      -
      Realized gains (losses)
      on investments, net                  1,114      741       2,614  (3,028)         55       10         (84)      -
      Net change in unrealized appreciation
       (depreciation) on investments         211    5,482      (3,222) 11,831        (131)     (46)        (68)    (67)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                    3,898    5,515       1,969   8,107        (152)     (38)       (167)    (67)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,570      106       2,037     472         644      540       1,444     626
      Transfers between funds              2,305    1,357      (2,141) (4,809)       (180)      77        (133)     55
      Surrenders and terminations         (9,172) (10,527)     (7,568)(12,224)          2       (1)        (44)     (6)
      Rescissions                            (12)      (2)         (4)     (2)        (23)     (28)         (3)    (10)
      Bonus                                    -        -           -       -          15       15          22      28
      Other transactions (note 2)            (18)     (18)        (17)    (19)          -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions        (5,327)  (9,084)     (7,693)(16,582)        458      603       1,286     693
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (1,429)  (3,569)     (5,724) (8,475)        306      565       1,119     626
Net assets at beginning of period         55,860   59,429      52,252  60,727         565        -         626       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $54,431   55,860      46,528  52,252         871      565       1,745     626
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                          MUTUAL DISCOVERY       MUTUAL SHARES    OPPENHEIMER GLOBAL      OPPENHEIMER
                                           SECURITIES FUND      SECURITIES FUND   SECURITIES FUND/VA  HIGH INCOME FUND/VA
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $   1,041   2,816       1,679   5,197         (23)     (20)        127      (5)
      Realized gains (losses)
      on investments, net                 25,155    6,320      33,742  20,181         556       13         (60)      -
      Net change in unrealized appreciation
       (depreciation) on investments     (27,616)   6,943     (14,287) 15,515        (669)    (147)        (94)    (37)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (1,420)  16,079      21,134  40,893        (136)    (154)        (27)    (42)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    4,918    2,097      16,077   4,741       6,266    3,256       3,304   1,035
      Transfers between funds               (892)   3,092      13,945 (24,409)      2,625      550         580      22
      Surrenders and terminations        (22,808) (31,654)    (47,841)(64,011)       (393)     (23)       (283)    (25)
      Rescissions                           (116)     (36)       (262) (1,869)        (66)     (80)       (343)     (6)
      Bonus                                   70       12         248       4          89      133          66      51
      Other transactions (note 2)            (56)     (60)       (121)   (123)          -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (18,884) (26,549)    (17,954)(85,667)      8,521    3,836       3,324   1,077
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (20,304) (10,470)      3,180 (44,774)      8,385    3,682       3,297   1,035
Net assets at beginning of period        180,435  190,905     376,588 421,362       3,682        -       1,035       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $160,131  180,435     379,768 376,588      12,067    3,682       4,332   1,035
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                             OPPENHEIMER           PIMCO VIT           PIMCO VIT           PIMCO VIT
                                        MAIN STREET GROWTH &    HIGH YIELD BOND    STOCKSPLUS GROWTH   TOTAL RETURN BOND
                                           INCOME FUND/VA          PORTFOLIO     AND INCOME PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $    (50)     (28)        129      17          83       24         256      26
      Realized gains (losses)
      on investments, net                   (481)       3         (24)      1        (130)       -         474       4
      Net change in unrealized appreciation
       (depreciation) on investments        (424)    (557)        (41)    (25)       (101)    (138)       (431)     35
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                     (955)    (582)         64      (7)       (148)    (114)        299      65
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                   10,691    4,651       3,621     579       2,269      755      14,127   1,553
      Transfers between funds              2,729    1,534       3,282      20       1,465      119      11,623      86
      Surrenders and terminations           (532)     (45)       (209)      -         (86)      (8)       (334)    (15)
      Rescissions                           (710)     (39)        (37)      -         (20)     (28)       (237)      -
      Bonus                                  224      218          41      10          48       32         370      90
      Other transactions (note 2)             (1)       -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions        12,401    6,319       6,698     609       3,676      870      25,549   1,714
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         11,446    5,737       6,762     602       3,528      756      25,848   1,779
Net assets at beginning of period          5,737        -         602       -         756        -       1,779       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $17,183    5,737       7,364     602       4,284      756      27,627   1,779
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)


                                                           SP STRATEGIC PARTNERS
                                              SP JENNISON         FOCUSED         SELIGMAN GLOBAL    SELIGMAN SMALL-CAP
                                        INTERNATIONAL GROWTH  GROWTH PORTFOLIO  TECHNOLOGY PORTFOLIO   VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net        $  (4)       -          (6)      -         (86)     (24)        (92)     (8)
      Realized gains (losses)
      on investments, net                    504        -         (40)      -         325      114          47      22
      Net change in unrealized appreciation
       (depreciation) on investments          (4)       -         (30)      -      (1,829)  (1,443)      1,597     142
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                      496        -         (76)      -      (1,590)  (1,353)      1,552     156
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      284        -         860       -       3,450    5,208       6,937   1,294
      Transfers between funds                286        -         966       -         771      924       4,001     171
      Surrenders and terminations           (228)       -          (2)      -        (173)     (45)       (218)    (20)
      Rescissions                              -        -          (2)      -        (129)     (79)       (176)     (8)
      Bonus                                    8        -          20       -          84      169         180      67
      Other transactions (note 2)              -        -           -       -          (1)       -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions           350        -       1,842       -       4,002    6,177      10,724   1,504
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            846        -       1,766       -       2,412    4,824      12,276   1,660
Net assets at beginning of period              -        -           -       -       4,824        -       1,660       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $ 846        -       1,766       -       7,236    4,824      13,936   1,660
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                  TEMPLETON           TEMPLETON
                                           TEMPLETON ASSET   DEVELOPING MARKETS     GLOBAL INCOME      TEMPLETON GROWTH
                                            STRATEGY FUND      SECURITIES FUND     SECURITIES FUND      SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net         $ 53     (612)       (347)   (634)      1,117     (823)      2,796     2,320
      Realized gains (losses)
      on investments, net                    792     (754)    (20,050)(10,051)     (1,870)  (4,123)     71,316    79,505
      Net change in unrealized appreciation
       (depreciation) on investments      (5,397)    (147)     15,899 (36,805)      1,227    6,052     (87,499)  (86,038)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                   (4,552)  (1,513)     (4,498)(47,490)        474    1,106     (13,387)   (4,213)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      150      923       1,321   2,112         254      480       8,605     6,583
      Transfers between funds             (4,198)  (4,875)     (8,045)(10,061)     (3,639)  (5,518)    (18,884)  (11,363)
      Surrenders and terminations         (6,875)  (9,633)    (16,910)(32,079)    (11,648) (19,031)    (87,372) (137,782)
      Rescissions                              -      (40)         (6)   (172)          -     (140)       (154)     (154)
      Bonus                                    -        -          21       5           -        -          85        16
      Other transactions (note 2)            (15)     (20)        (46)    (65)        (26)     (31)       (199)     (232)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (10,938) (13,645)    (23,665)(40,260)    (15,059) (24,240)    (97,919) (142,932)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (15,490) (15,158)    (28,163)(87,750)    (14,585) (23,134)   (111,306) (147,145)
Net assets at beginning of period         42,786   57,944      91,689 179,439      58,531   81,665     521,531   668,676
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $ 27,296   42,786      63,526  91,689      43,946   58,531     410,225   521,531
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                              TEMPLETON           TEMPLETON       TEMPLETON PACIFIC
                                            INTERNATIONAL       INTERNATIONAL           GROWTH            VAN KAMPEN LIT
                                           SECURITIES FUND  SMALLER COMPANIES FUND  SECURITIES FUND    ENTERPRISE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net     $  7,294   (8,052)        322      83         909     (866)        (13)     (4)
      Realized gains (losses)
      on investments, net                (12,790) 161,623        (682)    537      (8,572)  (9,301)       (179)     (3)
      Net change in unrealized
        appreciation (depreciation)
        on investments                   (72,175)(197,938)       (199)   (752)      3,796   (8,300)        (52)   (182)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                  (77,671) (44,367)       (559)   (132)     (3,867) (18,467)       (244)   (189)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    5,311    5,236         525     543         100      858         602     974
      Transfers between funds                741  (13,352)     (3,710)  1,101     (40,099)  (6,184)       (545)    110
      Surrenders and terminations        (90,925)(160,091)     (2,642) (4,661)     (2,729) (18,580)        (75)    (15)
      Rescissions                            (23)    (459)          -     (38)         (1)     (39)        (36)      -
      Bonus                                    4        -           -       -           -        1          24      45
      Other transactions (note 2)           (223)    (263)         (6)     (7)         (9)     (40)          -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions       (85,115)(168,929)     (5,833) (3,062)    (42,738) (23,984)        (30)  1,114
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (162,786)(213,296)     (6,392) (3,194)    (46,605) (42,451)       (274)    925
Net assets at beginning of period        517,324  730,620      19,140  22,334      46,605   89,056         925       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $ 354,538 517,324      12,748  19,140           -   46,605         651     925
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                           VAN KAMPEN LIT
                                          GROWTH AND INCOME  VAN KAMPEN EMERGING      USAZ ALGER          USAZ ALGER
                                              PORTFOLIO        GROWTH PORTFOLIO  AMERICAN GROWTH FUND     GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (39)      13         (50)      -         (36)       -         (16)      -
      Realized gains (losses)
      on investments, net                     (8)      77         (41)      -         (51)       -         (18)      -
      Net change in unrealized appreciation
       (depreciation) on investments         (74)       -        (259)      -        (105)       -         (25)      -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                     (121)      90        (350)      -        (192)       -         (59)      -
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    2,014    1,268       5,947       -       3,079        -       1,179       -
      Transfers between funds             (1,396)     347       4,572       -       3,336        -       1,821       -
      Surrenders and terminations            (57)     (12)       (163)      -         (93)       -         (95)      -
      Rescissions                            (22)     (17)       (133)      -         (17)       -         (19)      -
      Bonus                                  108       61         146       -          60        -          26       -
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions           647    1,647      10,369       -       6,365        -       2,912       -
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            526    1,737      10,019       -       6,173        -       2,853       -
Net assets at beginning of period          1,737        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $2,263    1,737      10,019       -       6,173        -       2,853       -
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                                               USAZ VAN KAMPEN     USAZ VAN KAMPEN
                                           USAZ VAN KAMPEN        GROWTH AND          AGGRESSIVE        USAZ VAN KAMPEN
                                             GROWTH FUND         INCOME FUND          GROWTH FUND        COMSTOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (29)       -         (62)      -          (8)       -         (59)      -
      Realized gains (losses)
      on investments, net                    (19)       -         (31)      -          (5)       -         (13)      -
      Net change in unrealized appreciation
       (depreciation) on investments          26        -         (90)      -          (6)       -        (194)      -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                      (22)       -        (183)      -         (19)       -        (266)      -
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    3,114        -       9,996       -       1,181        -       9,923       -
      Transfers between funds              2,399        -       6,225       -       1,041        -       7,599       -
      Surrenders and terminations           (126)       -        (395)      -         (24)       -        (268)      -
      Rescissions                            (40)       -        (132)      -         (49)       -        (176)      -
      Bonus                                  130        -         325       -          24        -         241       -
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         5,477        -      16,019       -       2,173        -      17,319       -
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          5,455        -      15,836       -       2,154        -      17,053       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $5,455        -      15,836       -       2,154        -      17,053       -
==================================================================================================================================


                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                 USAZ ALLIANCE       USAZ ALLIANCE
                                        USAZ ALLIANCE CAPITAL  CAPITAL LARGE CAP    CAPITAL GROWTH        USAZ PIMCO
                                           TECHNOLOGY FUND        GROWTH FUND       AND INCOME FUND       VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $   (7)       -          (3)      -          (7)       -          (5)      -
      Realized gains (losses)
      on investments, net                      -        -           -       -           1        -           3       -
      Net change in unrealized appreciation
       (depreciation) on investments          85        -          53       -          84        -         218       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                       78        -          50       -          78        -         216       -
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                      195        -         462       -         273        -         224       -
      Transfers between funds              4,116        -       2,023       -       3,046        -       3,346       -
      Surrenders and terminations             (9)       -         (11)      -         (35)       -         (90)      -
      Rescissions                              -        -           -       -          (2)       -         (13)      -
      Bonus                                    -        -          12       -           8        -           -       -
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         4,302        -       2,486       -       3,290        -       3,467       -
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          4,380        -       2,536       -       3,368        -       3,683       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $4,380        -       2,536       -       3,368        -       3,683       -
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                  USAZ PIMCO
                                             USAZ PIMCO        GROWTH AND INCOME    USAZ TEMPLETON   AZOA VIP DIVERSIFIED
                                          RENAISSANCE FUND           FUND       DEVELOPED MARKETS FUND    ASSETS FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net       $  (11)       -          (4)      -           -        -          66      45
      Realized gains (losses)
      on investments, net                      6        -           -       -           4        -         (64)    102
      Net change in unrealized appreciation
       (depreciation) on investments         508        -          20       -           3        -         (33)   (111)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                      503        -          16       -           7        -         (31)     36
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    1,006        -         116       -           -        -       2,396     349
      Transfers between funds              6,368        -       1,965       -         189        -         888   1,675
      Surrenders and terminations           (169)       -          (4)      -           -        -        (385)   (155)
      Rescissions                            (13)       -           -       -           -        -          (3)      -
      Bonus                                   16        -           2       -           -        -          44       2
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         7,208        -       2,079       -         189        -       2,940   1,871
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          7,711        -       2,095       -         196        -       2,909   1,907
Net assets at beginning of period              -        -           -       -           -        -       2,010     103
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $7,711        -       2,095       -         196        -       4,919   2,010
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                           AZOA VIP FIXED       AZOA VIP GLOBAL       AZOA VIP              AZOA VIP
                                             INCOME FUND      OPPORTUNITIES FUND     GROWTH FUND        MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                            2001     2000        2001    2000        2001     2000        2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net      $   179       36          (4)      -         (14)      (8)        277      76
      Realized gains (losses)
      on investments, net                    109       43         (13)      -        (137)      21           -       -
      Net change in unrealized appreciation
       (depreciation) on investments        (189)      28         (25)    (16)        (97)    (182)          -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets
        from operations                       99      107         (42)    (16)       (248)    (169)        277      76
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-
   All Products (note 5)
      Purchase payments                    3,999      395         231     103       1,840      337      41,862  19,581
      Transfers between funds              5,128    1,045         277      (1)        582      912      70,277  (8,475)
      Surrenders and terminations         (1,206)    (119)          8       -        (166)    (125)     (3,344)    (72)
      Rescissions                            (78)       -           -       -           -      (32)     (2,367)   (406)
      Bonus                                   82       14           3       2          65        6       1,727   1,085
      Other transactions (note 2)              -        -           -       -           -        -           -       -
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
        in net assets resulting
        from contract transactions         7,925    1,335         519     104       2,321    1,098     108,155  11,713
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          8,024    1,442         477      88       2,073      929     108,432  11,789
Net assets at beginning of period          1,571      129          88       -       1,260      331      11,789       -
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $9,595    1,571         565      88       3,333    1,260     120,221  11,789
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)
                                                                                                        TOTAL ALL FUNDS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2001    2000
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Investment income (loss), net                                                                   $ 81,874     121,016
      Realized gains (losses)
      on investments, net                                                                              204,292     672,520
      Net change in unrealized appreciation
       (depreciation) on investments                                                                  (603,692)   (850,843)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
        from operations                                                                               (317,526)    (57,307)
----------------------------------------------------------------------------------------------------------------------------------
   Contract Transactions-All Products (note 5)
      Purchase payments                                                                                361,261     181,481
      Transfers between funds                                                                            9,947      61,185
      Surrenders and terminations                                                                   (1,084,858) (1,709,703)
      Rescissions                                                                                       (8,813)     (8,646)
      Bonus                                                                                              6,446       3,993
      Other transactions (note 2)                                                                       (2,339)     (2,724)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting
        from contract transactions                                                                    (718,356) (1,474,254)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                                   (1,035,882) (1,531,561)
Net assets at beginning of period                                                                    6,184,363   7,715,924
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                                        $ 5,148,481   6,184,363
==================================================================================================================================



                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 2001



1. ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz of America Inc., Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC., and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.


Portfolio                                      Investment Adviser                       Specialist Manager\Adviser
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             AIM Advisors, Inc.                       N\A
AIM V.I. Growth Fund                           AIM Advisors, Inc.                       N\A
AIM V.I. International Equity Fund             AIM Advisors, Inc.                       N\A
AIM V.I. Value Fund                            AIM Advisors, Inc.                       N\A
Alger American Growth Portfolio                Fred Alger Management, Inc.              N\A
Alger American Leveraged AllCap Portfolio      Fred Alger Management, Inc.              N\A
Alger American MidCap Growth Portfolio         Fred Alger Management, Inc.              N\A
Alger American Small Capitalization Portfolio  Fred Alger Management, Inc.              N\A
Davis VA Financial Portfolio                   Davis Selected Advisers, LP              N\A
Davis VA Real Estate Portfolio                 Davis Selected Advisers, LP              N\A
Davis VA Value Portfolio                       Davis Selected Advisers, LP              N\A
Franklin Aggressive Growth Securities Fund*    Franklin Advisory Services, LLC          N\A
Franklin Global Communications
   Securities Fund*                            Franklin Advisers, Inc.                  N\A
Franklin Global Health Care Securities Fund*   Franklin Advisers, Inc.                  N\A
Franklin Growth and Income Securites Fund *    Franklin Advisers, Inc.                  N\A
Franklin High Income Fund*                     Franklin Advisers, Inc.                  N\A
Franklin Income Securities Fund*               Franklin Advisers, Inc.                  N\A
Franklin Large Cap Growth Securities Fund*     Franklin Advisers, Inc.                  N\A
Franklin Money Market Fund*                    Franklin Advisers, Inc.                  N\A
Franklin Natural Resources Securities Fund*    Franklin Advisers, Inc.                  N\A
Franklin Real Estate Fund*                     Franklin Advisers, Inc.                  N\A
Franklin Rising Dividends Securities Fund *    Franklin Advisory Services, LLC          N\A
Franklin S&P 500 Index Fund*                   Franklin Advisers, Inc.                  N\A
Franklin Small Cap Fund *                      Franklin Advisers, Inc.                  N\A
Technology Securities Fund*                    Franklin Advisers, Inc.                  N\A
Franklin U.S. Government Fund *                Franklin Advisory Services, LLC          N\A
Franklin Value Securities Fund*                Franklin Advisory Services, LLC          N\A


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


1. ORGANIZATION (CONTINUED)

Portfolio (Continued)                          Investment Adviser (Continued)           Specialist Manager \ Adviser (Cont.)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon 2005 Fund                 Franklin Advisers, Inc.                  N\A
Franklin Zero Coupon 2010 Fund                 Franklin Advisers, Inc.                  N\A
J.P. Morgan International
   Opportunities Portfolio                     J.P. Morgan Investment Management Inc.   N\A
J.P. Morgan US Disciplined Equity Portfolio    J.P. Morgan Investment Management Inc.   N\A
Mutual Discovery Securities Fund *             Franklin Mutual Advisers, LLC            N\A
Mutual Shares Securities Fund *                Franklin Mutual Advisers, LLC            N\A
Oppenheimer Global Securities Fund/VA          OppenheimerFunds, Inc.                   N\A
Oppenheimer High Income Fund/VA                OppenheimerFunds, Inc.                   N\A
Oppenheimer Main Street Growth &
   Income Fund/VA                              OppenheimerFunds, Inc.                   N\A
PIMCO VIT High Yield Bond Portfolio            Pacific Investment Management Company    N\A
PIMCO VIT StocksPLUS Growth and
   Income Portfolio                            Pacific Investment Management Company    N\A
PIMCO VIT Total Return Bond Portfolio          Pacific Investment Management Company    N\A
SP Jennison International Growth Portfolio *   Prudential Investments Fund
                                                Management, LLC                         N\A
SP Strategic Partners Focused Growth
   Portfolio *                                 Investments Fund Management , LLC        N\A
Seligman Global Technology Portfolio           J & W Seligman & Co. Inc.                N\A
Seligman Small Cap Value Portfolio             J & W Seligman & Co. Inc.                N\A
Templeton Asset Strategy Fund*                 Templeton Global Advisors Limited        N\A
Templeton Developing Markets Securities Fund * Templeton Asset Management Ltd.          N\A
Templeton Global Income Securities Fund*       Franklin Advisers, Inc.                  N\A
Templeton Growth Securities Fund *             Templeton Global Advisors Limited        N\A
Templeton International Securities Fund*       Franklin Advisers, Inc.                  N\A
Templeton International Smaller
   Companies Fund*                             Templeton Investment Counsel, Inc.       N\A
Van Kampen LIT Enterprise Portfolio            Van Kampen Asset Management, Inc.        N\A
Van Kampen LIT Growth and Income Portfolio     Van Kampen Asset Management, Inc.        N\A
Van Kampen LIT Emerging Growth Portfolio *     Van Kampen Asset Management, Inc.        N\A
USAZ Alger American Growth Fund *              USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc
USAZ Alger Growth Fund *                       USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc
USAZ Van Kampen Growth Fund *                  USAllianz Advisers, LLC                  Van Kampen Investment Advisory Corp.
USAZ Van Kampen Growth and Income Fund *       USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc.
USAZ Van Kampen Aggressive Growth Fund *       USAllianz Advisers, LLC                  Van Kampen Investment Advisory Corp.
USAZ Van Kampen Comstock Fund *                USAllianz Advisers, LLC                  Van Kampen Asset Management, Inc.
USAZ Alliance Capital Technology Fund *        USAllianz Advisers, LLC                  Alliance Capital Management L.P.
USAZ Alliance Capital Large Cap Growth Fund *  USAllianz Advisers, LLC                  Alliance Capital Management L.P.
USAZ Alliance Capital Growth and Income Fund * USAllianz Advisers, LLC                  Alliance Capital Management L.P.
USAZ PIMCO Value Fund *                        USAllianz Advisers, LLC                  PIMCO Advisors L.P.
USAZ PIMCO Renaissance Fund *                  USAllianz Advisers, LLC                  PIMCO Advisors L.P.
USAZ PIMCO Growth & Income Fund *              USAllianz Advisers, LLC                  PIMCO Advisors L.P.
USAZ Templeton Developed Markets Fund *        USAllianz Advisers, LLC                  Templeton Investment Counsel, LLC.
AZOA VIP Diversified Assets Fund *             Allianz of America, Inc.                 N\A
AZOA VIP Fixed Income Fund *                   Allianz of America, Inc.                 N\A
AZOA VIP Global Opportunities Fund *           Allianz of America, Inc.                 N\A
AZOA VIP Growth Fund *                         Allianz of America, Inc.                 N\A
AZOA VIP Money Market Fund *                   Allianz of America, Inc.                 N\A


* Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, and USAllianz Alterity deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, inlcuding the date the investment option was available for each product, as of December 31, 2001 are listed in the following table.


                                        USAllianz   USAllianz   USAllianz   USAllianz  Valuemark   USAllianz   Valuemark
Portfolio                               Alterity     Charter   Dimensions    Rewards  II and III Valuemark IV Income Plus
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund       2/1/2000  1/26/2001    3/5/2001    5/5/2000
AIM V.I. International Equity Fund       2/1/2000  1/26/2001    3/5/2001    5/5/2000
AIM V.I. Value Fund                      2/1/2000  1/26/2001    3/5/2001    5/5/2000
AZOA VIP Diversified Assets Fund         2/1/2000  1/26/2001    3/5/2001    5/5/2000  11/11/1999 11/11/1999  11/11/1999
AZOA VIP Fixed Income Fund               2/1/2000  1/26/2001    3/5/2001    5/5/2000  11/11/1999 11/11/1999  11/11/1999
AZOA VIP Global Opportunities Fund       2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
AZOA VIP Growth Fund                     2/1/2000  1/26/2001    3/5/2001    5/5/2000  11/11/1999 11/11/1999  11/11/1999
AZOA VIP Money Market Fund               2/1/2000  11/5/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
Alger American MidCap Growth Portfolio   2/1/2000  1/26/2001    3/5/2001    5/5/2000
Davis VA Financial Portfolio             2/1/2000  1/26/2001    3/5/2001    5/5/2000
Davis VA Value Portfolio                 2/1/2000  1/26/2001    3/5/2001    5/5/2000
Franklin Global Communications
   Securities Fund                      11/5/200   11/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Growth and Income
   Securities Fund                       2/1/2000   1/6/1999    3/5/2001    5/5/2000   1/24/1989   2/3/1997    7/1/1994
Franklin High Income Fund               11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Income Securities Fund         11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Large Cap Growth
   Securities Fund                      11/5/2001   1/6/1999   11/5/2001   11/5/2001    5/1/1996   2/3/1997    5/1/1996
Franklin Real Estate Fund               11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/24/1989   2/3/1997    7/1/1994
Franklin Rising Dividends
   Securities Fund                       2/1/2000   1/6/1999    3/5/2001    5/5/2000   1/27/1992   2/3/1997    7/1/1994
Franklin S&P 500 Index Fund             11/5/2001   5/1/2001   11/5/2001   11/5/2001  11/11/1999 11/11/1999  11/11/1999
Franklin Small Cap Fund                  2/1/2000   1/6/1999    3/5/2001    5/5/2000   11/1/1995   2/3/1997   11/1/1995
Franklin U.S. Government Fund            2/1/2000   1/6/1999    3/5/2001    5/5/2000   3/14/1989   2/3/1997    5/1/2001
Franklin Value Securities Fund          11/5/2001   1/6/1999   11/5/2001   11/5/2001    5/1/1998   5/1/1998    5/1/1998
Franklin Zero Coupon Fund 2005          11/5/2001  11/5/2001   11/5/2001   11/5/2001   3/14/1989   2/3/1997    5/1/2001

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


INVESTMENTS (CONTINUED)

                                        USAllianz   USAllianz   USAllianz   USAllianz  Valuemark   USAllianz   Valuemark
Portfolio                               Alterity     Charter   Dimensions    Rewards  II and III Valuemark IV Income Plus
-------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010          11/5/2001  11/5/2001   11/5/2001   11/5/2001   3/14/1989   2/3/1997    5/1/2001
Mutual Discovery Securities Fund         2/1/2000   1/6/1999    3/5/2001    5/5/2000   11/8/1996   2/3/1997   11/8/1996
Mutual Shares Securities Fund            2/1/2000   1/6/1999    3/5/2001    5/5/2000   11/8/1996   2/3/1997   11/8/1996
Oppenheimer Global
   Securities Fund/VA                    2/1/2000  1/26/2001    3/5/2001    5/5/2000
Oppenheimer High
   Income Fund/VA                        2/1/2000  1/26/2001    3/5/2001    5/5/2000
Oppenheimer Main Street
   Growth & Income Fund/VA               2/1/2000  1/26/2001    3/5/2001     /5/2000
PIMCO VIT High Yield Bond Portfolio      2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
PIMCO VIT StocksPLUS
   Growth and Income Portfolio           2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
PIMCO VIT Total Return
   Bond Portfolio                        2/1/2000  1/26/2001    3/5/2001    5/5/2000   11/5/2001  11/5/2001   11/5/2001
SP Jennison International
   Growth Portfolio                    12/15/2000 12/15/2000    3/5/2001  12/15/2000  12/15/2000 12/15/2000    5/1/2001
SP Strategic Partners Focused
   Growth Portfolio                    12/15/2000 12/15/2000    3/5/2001  12/15/2000  12/15/2000 12/15/2000    5/1/2001
Seligman Global Technology Portfolio     2/1/2000  1/26/2001    3/5/2001    5/5/2000
Seligman Small-Cap Value Portfolio       2/1/2000  1/26/2001    3/5/2001    5/5/2000
Templeton Developing Markets
   Securities Fund                       2/1/2000   1/6/1999    3/5/2001    5/5/2000   3/15/1994   2/3/1997    7/1/1994
Templeton Growth Securities Fund         2/1/2000   1/6/1999    3/5/2001    5/5/2000   3/15/1994   2/3/1997    7/1/1994
Templeton International
   Securities Fund                      11/5/2001   1/6/1999   11/5/2001   11/5/2001   1/27/1992   2/3/1997    7/1/1994
USAZ Alliance Capital Growth
   and Income Fund                      11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Alliance Capital Large
   Cap Growth Fund                      11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Alliance Capital Technology Fund   11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ American Growth Fund                5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Growth Fund                         5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ PIMCO Growth and Income Fund       11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ PIMCO Renaissance Fund             11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ PIMCO Value Fund                   11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Templeton Developed
   Markets Fund                         11/6/2001  11/5/2001   11/5/2001   11/5/2001   11/5/2001  11/5/2001   11/5/2001
USAZ Van Kampen Aggressive Growth Fund   5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Van Kampen Comstock Fund            5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Van Kampen Growth Fund              5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
USAZ Van Kampen Growth and Income Fund   5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001
Van Kampen LIT Emerging Growth           5/1/2001   5/1/2001    5/1/2001    5/1/2001    5/1/2001   5/1/2001    5/1/2001


During the period ended December 31, 2001 and the year ended December 31, 2000, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio Name                               Prior Portfolio Name                     Effective Date
------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund            May 1, 2000
Seligman Technology Fund                             Seligman Henderson Technology Fund         May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund     May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund   May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund               May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund        May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund              May 1, 2000
Seligman Global Technology Portfolio                 Seligman Global Technology Fund            May 1, 2001
Seligman Small Cap Value Portfolio                   Seligman Small Cap Value Fund              May 1, 2001
SP Jennison International Growth Portfolio           SP Jennison International Growth Fund      May 1, 2001
SP Strategic Partners Focused Growth Portfolio       SP Strategic Partners Focused Growth Fund  May 1, 2001


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


INVESTMENTS (CONTINUED)

Current Portfolio Name                               Prior Portfolio Name                     Effective Date
------------------------------------------------------------------------------------------------------------
AZOA VIP Diversified Assets Fund                     USAllianz VIP Diversified Assets Fund    November 5, 2001
AZOA VIP Fixed Income Fund                           USAllianz VIP Fixed Income Fund          November 5, 2001
AZOA VIP Global Opportunities Fund                   USAllianz VIP Global Opportunities Fund  November 5, 2001
VIP Growth Fund                                      USAllianz VIP Growth Fund                November 5, 2001
AZOA VIP Money Market Fund                           USAllianz VIP Money Market Fund          November 5, 2001
USAZ Alger American Growth Fund                      USAllianz American Growth Fund           November 5, 2001
USAZ Alger Growth Fund                               USAllianz Strategic Growth Fund          November 5, 2001
USAZ Van Kampen Growth Fund                          USAllianz Capital Growth Fund            November 5, 2001
USAZ Van Kampen Growth and Income Fund               USAllianz Growth and Income Fund         November 5, 2001
USAZ Van Kampen Aggressive Growth Fund               USAllianz Aggressive Growth Fund         November 5, 2001
USAZ Van Kampen Comstock Fund                        USAllianz Comstock Fund                  November 5, 2001
Van Kampen LIT Emerging Growth Portfolio             Van Kampen LIT Emerging Growth           November 5, 2001

During the period ended December 31, 2001 and the year ended December 31, 2000, several portfolios were closed to new money. The portfolio name and effective date of the closure are summarized in the following table.

Portfolio                                            Date Closed
----------------------------------------------------------------
Alger American Growth Portfolio                      May 1,2001
Alger American Leveraged AllCap Portfolio            May 1,2001
Van Kampen LIT Enterprise Portfolio                  May 1,2001
Van Kampen LIT Growth and Income Portfolio           May 1,2001
AIM V.I. Growth Fund                                 November 5, 2001
Alger American Small Capitalization Portfolio        November 5, 2001
Davis VA Real Estate Portfolio                       November 5, 2001
Franklin Aggressive Growth Securities Fund           November 5, 2001
Franklin Global Health Care Securities Fund          November 5, 2001
Franklin Money Market Fund                           November 5, 2001
Franklin Natural Resources Securities Fund           November 5, 2001
Franklin Technology Securities Fund                  November 5, 2001
J.P. Morgan International Opportunities Portfolio    November 5, 2001
J.P. Morgan US Disciplined Equity Portfolio          November 5, 2001
Templeton Asset Strategy Fund                        November 5, 2001
Templeton Global Income Securities Fund              November 5, 2001
Templeton International Smaller Companies Fund       November 5, 2001

The Franklin Zero Coupon Fund 2000 and the Templeton Pacific Growth Fund were closed on December 15, 2000 and March 29, 2001, respectively.


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


PREMIUM BONUS
A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

Net Deposit                      Bonus Paid
-------------------------------------------
$15,000 to 24,999                    4%
$25,000 to 99,999                    5%
$100,000 to 999,999                  6%
$1,000,000 to 4.999 million          7%
$5,000,000 or more                   8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

Months following Deposit        Amount Vested
---------------------------------------------
0 to 12                              0%
13 to 24                             35%
25 to 36                             70%
37+                                 100%


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                    Mortality and Expense  Administrative
Contract                                                 Risk Charge           Charge
-------------------------------------------------------------------------------------
USAllianz Alterity Traditional - Option 1                   1.25%               0.15%
USAllianz Alterity Traditional - Option 2                   1.45%               0.15%
USAllianz Alterity - Enhanced                               1.75%               0.15%
USAllianz Alterity  Optional - Option 1                     1.55%               0.15%
USAllianz Alterity  Optional - Option 2                     1.75%               0.15%
USAllianz Charter - Traditional                             1.00%               0.15%
USAllianz Charter - Enhanced                                1.20%               0.15%
USAllianz Dimensions - Plan 1                               1.35%               0.15%
USAllianz Dimensions - Plan 2                               1.55%               0.15%
USAllianz Dimensions - Plan 3                               1.65%               0.15%
USAllianz Dimensions - Plan 4                               1.85%               0.15%
USAllianz Dimensions - Plan 5                               1.65%               0.15%
USAllianz Dimensions - Plan 6                               1.75%               0.15%
USAllianz Rewards - Traditional                             1.50%               0.15%
USAllianz Rewards - Enhanced                                1.70%               0.15%
Valuemark II & III                                          1.25%               0.15%
USAllianz Valuemark IV -
   Death Benefit Option 1 & 2 with
   standard contract charges.                               1.34%               0.15%
USAllianz Valuemark IV -
   Death Benefit Option 3
   with standard contract charges.                          1.44%               0.15%
USAllianz Valuemark IV -
   Death Benefit Option 1 & 2 with GMIB                     1.64%               0.15%
USAllianz Valuemark IV - Death Benefit Option 3 with GMIB.  1.74%               0.15%
Valuemark Income Plus                                       1.25%               0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)
USAllianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB)). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)

 The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

                                            Charges for             Charges for
                                           Contract with           Contract with
                                            Traditional              Enhanced
(includes 0.15% of administration charge)      GMIB                   GMIB
                                           -------------           -------------

Traditional Guaranteed
Minimum Death Benefit                       1.40%                  1.70%
                                  (Traditional - Option 1) (Optional - Option 1)


Earnings Protection Guaranteed
Minimum Death Benefit                       1.60%                   1.90%
                                  (Traditional - Option 2) (Optional - Option 2)


Enhanced Guaranteed
Minimum Death Benefit                       1.70%                  1.90%
                                     (Optional - Option 1)       (Enhanced)


USAllianz Dimensions offers guaranteed value protection (GVP). The base option of the GVP is the guaranteed principal protector (GPP) which will guarantee the return of principal adjusted for withdrawals. The second option includes the GPP as well as a guaranteed performance accumulator (GPA) which will guarantee locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals, at the 20th anniversary.

Along with the guaranteed value protection, USAllianz Dimensions offers three different types of guaranteed minimum death benefits (GMDB). The base coverage GMDB is the return of principal (ROP) which will guarantee the greater of the contract value or principal adjusted for withdrawals. The double principal GMDB guarantees the greater of ROP or highest contract anniversary value through age 80 in contract years one to five. After the fifth contract year, it will guarantee two times the principal adjusted for withdrawals.
The last option is the earnings protection GMDB which will guarantee the greater of the ROP, or the contract value plus an additional 40% (25%, if issue age is greater than 70) of gain on the contract, this amount will be limited to the amount of principal adjusted for withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)
The mortality and expense charge and administration charge for USAllianz Dimensions can be summarized as follows:

                                   Return of         Double           Earnings
(includes 0.15% of                 Principal        Principal        Protection
administration charge)               GMDB             GMDB              GMDB
                                     ----             ----              ----
Guaranteed Principal                 1.50%            1.80%             1.70%
Protector (GPP)                    (Plan 1)         (Plan 3)          (Plan 5)

Guaranteed Principal                 1.70%            2.00%             1.90%
Accumulator (GPA)                  (Plan 2)         (Plan 4)          (Plan 6)

USAllianz Dimensions also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense charge and administration charge) in one year, the contract owner does not have to pay a GVP charge.
If the contract earns greater than a 10% gross return in one year, the contract owner will pay an additional 2% to 3% GVP charge.

USAllianz Valuemark IV offers the following Guaranteed Income and Death Benefit
Options:


Guaranteed Income and         Annual
Death Benefit Options        Expenses       Benefit
----------------------       --------       --------
Death Benefit Option 1 with    1.49%        The Death Benefit Option 1 provides the greater of the highest 6th year contract
standard contract charges.                  anniversary value up to age 80; 5% annual increasing death benefit up to age 80;
                                            contract value; or purchase payments less withdrawals for contracts in the accumulation phase.

Death Benefit Option 2 with    1.49%        The Death Benefit Option 2 provides the greatest of the highest contract
standard contract charges.                  anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation phase.

Death Benefit Option 3 with    1.59%        The Earnings Protection Death Benefit Option 3 guarantees the greater of purchase
standard contract charges.                  payments less withdrawals or contract value +40% of gains (25% if issue age is 70 or older), for contracts in the accumulation phase. (Gains are capped at total purchase payments.)

Death Benefit Option 1         1.79%        The Income and Death Benefit Option 1 provides the greater of the highest 6th year
with GMIB                                   contract anniversary up to age 80; 5% annual increasing death benefit up to age 80;
                                            contract value; or purchase payments less withdrawals for contracts in the accumulation or payout phase.

Death Benefit Option 2         1.79%        The Income and Death Benefit Option 2 provides the greatest of the highest contract
with GMIB                                   anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation or payout phase.

Death Benefit Option 3         1.89%        The Earnings Protection Death Benefit and Enhanced Income Benefit Option 3
with GMIB                                   guarantees the greater of purchase payments less withdrawals or contract value +40%
                                            of gains (25% if issue age is 70 or older), for contracts in the accumulation or payout phase. (Gains are capped at total purchase payments.)


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)

CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and USAllianz Valuemark IV contracts and $40 for USAllianz Alterity, USAllianz Charter, USAllianz Dimensions, and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the period ended December 31, 2001 and the year ended December 31, 2000 were $2,715,176 and $3,276,916 respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions and USAllianz Rewards deferred annuity contracts. USAllianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.


                                                          Contingent Deferred Sales Charge
                        ----------------------------------------------------------------------------------------------------------
Years Since Payment     Valuemark II  Valuemark III  Valuemark IV  USAllianz Alterity  USAllianz Dimensions  USAllianz Rewards
----------------------------------------------------------------------------------------------------------------------------------
0-1                          5%            6%             6%               7%               8%                   8.5%
1-2                          5%            5%             6%               6%               7%                   8.5%
2-3                          4%            4%             6%               5%               7%                   8.5%
3-4                          3%            3%             5%               4%               6%                   8.5%
4-5                         1.5%          1.5%            4%               3%               5%                     8%
5-6                          0%            0%             3%               0%               4%                     7%
6-7                           -             -             2%                -               3%                     6%
7-8                           -             -             0%                -               0%                     5%
8-9                           -             -              -                -                -                     4%
9-10                          -             -              -                -                -                     3%
10 +                                                                                                               0%

Total contingent deferred sales charges paid by the contract owners during the period ended December 31, 2001 and the year ended December 31, 2000 were $4,968,678 and $9,784,497, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and USAllianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the period ended December 31, 2001 and the year ended December 31, 2000 were $109,509 and $135,934, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the period ended December 31, 2001 and the year ended December 31, 2000 were $9,947,289 and $61,184,108, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)
Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


CAPITALIZATION
Allianz Life may provide capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the period ended December 31, 2001.

                                                 Capitalization       Date of
Portfolio                                            Amount       Capitalization
--------------------------------------------------------------------------------
USAZ Alger American Growth Fund                      1,000,000        5/1/2001
USAZ Alger Growth Fund                               1,000,000        5/1/2001
USAZ Van Kampen Growth Fund                          1,000,000        5/1/2001
USAZ Van Kampen Growth and Income Fund               1,000,000        5/1/2001
USAZ Van Kampen Aggressive Growth Fund               1,000,000        5/1/2001
USAZ Van Kampen Comstock Fund                        1,000,000        5/1/2001
USAZ Alliance Capital Technology Fund                5,000,000        11/5/2001
USAZ Alliance Capital Large Cap Fund                 5,000,000        11/5/2001
USAZ Alliance Capital Growth and Income Fund         5,000,000        11/5/2001
USAZ PIMCO Value Fund                                3,000,000        11/5/2001
USAZ PIMCO Renaissance Fund                          3,000,000        11/5/2001
USAZ PIMCO Growth & Income Fund                      3,000,000        11/5/2001
USAZ Templeton Developed Markets                     5,000,000        11/5/2001

Allianz Life will begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. No more than 50,000 shares for every million dollars of market value that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity for the period ending December 31, 2001 is summarized in the table below.


                                                          Seed      Realized                  Seed         Unrealized
                                                        Capital  Gain\Loss on   Remaining    Capital       Gain\Loss as of
Portfolio                                             Recaptured   Recapture   Seed Capital  Market Value  12/31/2001
-------------------------------------------------------------------------------------------------------------------------
USAZ Alger American Growth Fund                         $1,000,000   (69,000)           0           0           0
USAZ Alger Growth Fund                                           0          0   1,000,000     927,000    (73,000)
USAZ Van Kampen Growth Fund                              1,000,000   (43,200)           0           0           0
USAZ Van Kampen Growth and Income Fund                   1,000,000      6,327           0           0           0
USAZ Van Kampen Aggressive Growth Fund                           0          0   1,000,000     810,000   (190,000)
USAZ Van Kampen Comstock Fund                            1,000,000    (7,750)           0           0           0
USAZ Allianz Capital Technology Fund                     1,000,000    101,000   4,000,000   4,308,000     308,000
USAZ Allianz Capital Large Cap Fund                              0          0   5,000,000   5,275,000     275,000
USAZ Alliance Capital Growth and Income Fund               300,000     10,500   4,700,000   4,919,326     219,326
USAZ PIMCO Value Fund                                      500,000     36,000   2,500,000   2,740,684     240,684
USAZ PIMCO Renaissance Fund                              1,900,000    166,600   1,100,000   1,212,222     112,222
USAZ PIMCO Growth & Income Fund                                  0          0   3,000,000   3,048,930      48,930
USAZ Templeton Developed Markets                                 0          0   5,000,000   5,125,000     125,000
-------------------------------------------------------------------------------------------------------------------------
           Total                                        $7,700,000    200,477  27,300,000  28,366,162   1,066,162
-------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for year ended December 31, 2001 are as follows.

                                                     Cost of      Proceeds
                                                    Purchases    from Sales
                                                   ------------  ------------
AIM V.I. Capital Appreciation Fund                    $   7,640     $   1,760
AIM V.I. Growth Fund                                     10,562        16,389
AIM V.I. International Equity Fund                      139,605       138,032
AIM V.I. Value Fund                                      13,740         2,906
Alger American Growth Portfolio                          11,729        14,841
Alger American Leveraged AllCap Portfolio                 2,965         7,418
Alger American MidCap Growth Portfolio                   18,365         5,496
Alger American Small Capitalization Portfolio             2,667         1,275
Davis VA Financial Portfolio                             13,987         1,230
Davis VA Real Estate Portfolio                            3,980         1,169
Davis VA Value Portfolio                                  7,038         1,783
Franklin Aggressive Growth Securities Fund                6,768        10,356
Franklin Global Communications Securities Fund           82,928       114,996
Franklin Global Health Care Securities Fund              11,902        18,356
Franklin Growth and Income Securities Fund               99,474       160,773
Franklin High Income Fund                               152,402       167,817
Franklin Income Securities Fund                          81,628       125,816
Franklin Large Cap Growth Securities Fund               100,216       106,444
Franklin Money Market Fund                            2,270,327     2,358,987
Franklin Natural Resources Securities Fund                6,422        18,486
Franklin Real Estate Fund                                11,655        32,891
Franklin Rising Dividends Securities Fund                60,054        86,266
Franklin S&P 500 Index Fund                              27,220        22,414
Franklin Small Cap Fund                                 188,302       244,580
Franklin Technology Securities Fund                       5,626         6,326
Franklin U.S. Government Fund                           133,548       148,568
Franklin Value Securities Fund                           29,605        18,557
Franklin Zero Coupon Fund 2005                            9,405        11,579
Franklin Zero Coupon Fund 2010                           16,953        19,863
J.P. Morgan International Opportunities Portfolio        24,044        23,528
J.P. Morgan U.S. Disciplined Equity Portfolio             1,860           592
Mutual Discovery Securities  Fund                       148,755       145,145
Mutual Shares Securities  Fund                           67,145        59,785

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

                                                   Cost of          Proceeds
                                                  Purchases        from Sales
                                                  -----------      ------------
Oppenheimer Global Securities Fund/VA              $   41,833        $   32,807
Oppenheimer High Income Fund/VA                         4,653             1,206
Oppenheimer Main Street Growth & Income Fund/VA        15,419             3,087
PIMCO VIT High Yield Bond Portfolio                    29,936             3,426
PIMCO VIT StocksPLUS Growth and Income Portfolio        4,715               998
PIMCO VIT Total Return Bond Portfolio                  11,108             4,276
SP Jennison International Growth Portfolio             73,134            72,787
SP Strategic Partners Focused Growth Portfolio          2,488               651
Seligman Global Technology Portfolio                    6,863             1,803
Seligman Small-Cap Value Portfolio                     11,776             1,122
Templeton Asset Strategy Fund                           4,445            12,089
Templeton Developing Markets Securities Fund          592,253           616,339
Templeton Global Income Securities Fund                20,450            34,411
Templeton Growth Securities Fund                      243,276           260,659
Templeton International Securities Fund             1,544,515         1,522,104
Templeton International Smaller Companies Fund        165,938           171,488
Templeton Pacific Growth Securities Fund               68,564           110,450
Van Kampen LIT Enterprise Portfolio                       793               768
Van Kampen LIT Growth and Income Portfolio              2,750             2,126
Van Kampen Emerging Growth Portfolio                   10,890               565
USAZ Alger American Growth Fund                         6,918               584
USAZ Alger Growth Fund                                  3,187               288
USAZ Van Kampen Growth Fund                             5,688               238
USAZ Van Kampen Growth and Income Fund                 17,730             1,763
USAZ Van Kampen Aggressive Growth Fund                  2,277               109
USAZ Van Kampen Comstock Fund                          18,580             1,245
USAZ Alliance Capital Technology Fund                   4,599               304
USAZ Alliance Capital Large Cap Growth Fund             2,500                17
USAZ Alliance Capital Growth and Income Fund            3,428               145
USAZ PIMCO Value Fund                                   3,552                89
USAZ PIMCO Renaissance Fund                             7,383               185
USAZ PIMCO Growth and Income Fund                       2,120                46
USAZ Templeton Developed Markets Fund                     963               773
AZOA VIP Diversified Assets Fund                        3,848               851
AZOA VIP Fixed Income Fund                             12,920             4,702
AZOA VIP Global Opportunities Fund                        566                53
AZOA VIP Growth Fund                                    2,870               573
AZOA VIP Money Market Fund                            521,170           412,313

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)


Transactions in units for each fund for the years ended December 31, 2001 and 2000 were as follows.

                                                                                          AIM V.I.
                                                  AIM V.I. CAPITAL      AIM V.I.       INTERNATIONAL       AIM V.I.
                                                  APPRECIATION FUND   GROWTH FUND       EQUITY FUND       VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    683      648     966      804      390      230    1,250     385
 Transfers between funds                               54       85  (1,113)   4,358       -        31      235      94
 Surrenders and terminations                          (40)      (6)   (823)    (574)     (14)      (3)     (36)     (3)
 Rescissions                                          (25)      (4)    (15)     (23)     (11)       -      (95)     (8)
 Bonus                                                 17       33      19       20        7       11       25      13
 Other transactions                                     -        -      (3)      (1)       -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       689      756    (969)   4,584      372      269    1,379     481
==================================================================================================================================


                                                                     ALGER AMERICAN   ALGER AMERICAN   ALGER AMERICAN SMALL
                                                   ALGER AMERICAN       LEVERAGED         MIDCAP          CAPITALIZATION
                                                  GROWTH PORTFOLIO  ALLCAP PORTFOLIO GROWTH PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    269      571     183      381      755      464      322      87
 Transfers between funds                             (675)   2,975    (541)   1,583      291       60      (36)     17
 Surrenders and terminations                         (535)    (426)   (295)    (283)     (32)      (5)      (5)      -
 Rescissions                                          (11)     (10)     (9)      (6)     (51)      (5)     (34)      -
 Bonus                                                  8       21       6       12       16       20        6       3
 Other transactions                                     -       (1)      -       (1)       -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (944)   3,130    (656)   1,686      979      534      253     107
==================================================================================================================================


                                                      DAVIS VA          DAVIS VA         DAVIS VA    FRANKLIN AGGRESSIVE
                                                     FINANCIAL        REAL ESTATE         VALUE            GROWTH
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO     SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    336      106     203      143      893      251       60      42
 Transfers between funds                              124      105      17        5      464       68     (361)  1,630
 Surrenders and terminations                          (19)      (1)     (7)      (2)     (21)      (1)    (220)    (32)
 Rescissions                                           (4)      (3)      -      (20)      (9)      (6)       -       -
 Bonus                                                  8        3       5        4       13        8        -       -
 Other transactions                                     -        -       -        -        -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       445      210     218      130    1,340      320     (521)  1,640
==================================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                   FRANKLIN GLOBAL    FRANKLIN GLOBAL   FRANKLIN GROWTH    FRANKLIN
                                                   COMMUNICATIONS      HEALTH CARE       AND INCOME          HIGH
                                                   SECURITIES FUND    SECURITIES FUND  SECURITIES FUND    INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     41      118      50       84      401      216      158     104
 Transfers between funds                           (1,707)     176    (382)   1,654      (48)  (1,839)    (353)   (906)
 Surrenders and terminations                       (3,406)  (4,904)   (436)    (297)  (4,213)  (7,588)  (1,862) (3,189)
 Rescissions                                            -      (12)     (1)      (3)     (10)     (10)      (2)    (11)
 Bonus                                                  -        -       -        -        6        1        -       -
 Other transactions                                   (12)     (10)      -        -      (10)     (12)      (4)     (4)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (5,084)  (4,632)   (769)   1,438   (3,874)  (9,232)  (2,063) (4,006)
==================================================================================================================================


                                                   FRANKLIN INCOME FRANKLIN LARGE CAP   FRANKLIN     FRANKLIN NATURAL
                                                      SECURITIES        GROWTH            MONEY          RESOURCES
                                                         FUND      SECURITIES FUND     MARKET FUND    SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    169      149     135      272    3,786    1,087       18      44
 Transfers between funds                              (80)  (1,865) (1,541)   2,971   (1,443)   2,943     (510)    113
 Surrenders and terminations                       (3,785)  (6,820) (2,569)  (3,289)  (8,297)  (9,740)    (470)   (709)
 Rescissions                                           (5)     (22)     (1)     (13)       -      (71)       -       -
 Bonus                                                  -        -       -        -        -        -        -       -
 Other transactions                                    (9)     (11)     (6)      (6)      (5)      (5)      (2)     (1)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (3,710)  (8,569) (3,982)     (65)  (5,959)  (5,786)    (964)   (553)
==================================================================================================================================


                                                                    FRANKLIN RISING
                                                     FRANKLIN           DIVIDENDS    FRANKLIN S&P 500    FRANKLIN
                                                  REAL ESTATE FUND   SECURITIES FUND    INDEX FUND     SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     46       99     361      114      145      202      387     383
 Transfers between funds                             (123)    (404)    424   (2,104)   1,271    3,453     (619)  1,198
 Surrenders and terminations                         (801)  (1,469) (2,510)  (4,981)    (835)    (625)  (2,392) (2,663)
 Rescissions                                            -       (5)     (8)     (11)       -       (4)      (6)     (9)
 Bonus                                                  -        -       7        -        -        -        5       7
 Other transactions                                    (2)      (2)     (6)      (7)      (3)      (1)      (6)     (4)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (880)  (1,781) (1,732)  (6,989)     578    3,025   (2,631) (1,088)
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                       FRANKLIN                                           FRANKLIN
                                                     TECHNOLOGY        FRANKLIN U.S.  FRANKLIN VALUE     ZERO COUPON
                                                   SECURITIES FUND   GOVERNMENT FUND  SECURITIES FUND     FUND 2000
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     37       42     730      237      143       48     -          7
 Transfers between funds                              (30)   1,097     930   (1,028)   1,349      890     -     (2,039)
 Surrenders and terminations                         (172)     (44) (3,356)  (5,329)    (497)    (386)    -       (794)
 Rescissions                                            -       (8)    (17)     (25)      (9)       -     -          -
 Bonus                                                  -        -      11        6        1        -     -          -
 Other transactions                                     -        -      (7)      (8)       -        -     -         (1)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (165)   1,087  (1,709)  (6,147)     987      552       -   (2,827)
==================================================================================================================================


                                                                                        J.P. MORGAN     J.P. MORGAN
                                                    FRANKLIN ZERO     FRANKLIN ZERO   INTERNATIONAL   U.S. DISCIPLINED
                                                       COUPON             COUPON       OPPORTUNITIES       EQUITY
                                                      FUND 2005         FUND 2010        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     56        5      70       20       84       58      173      61
 Transfers between funds                               86       46     (77)    (200)     (23)       8      (19)      5
 Surrenders and terminations                         (343)    (441)   (260)    (484)       1        -       (4)     (1)
 Rescissions                                            -        -       -        -       (3)      (3)       -      (1)
 Bonus                                                  -        -       -        -        2        2        2       3
 Other transactions                                     -       (1)      -        -        -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (201)    (391)   (267)    (664)      61       65      152      67
==================================================================================================================================


                                                  MUTUAL DISCOVERY    MUTUAL SHARES   OPPENHEIMER GLOBAL  OPPENHEIMER HIGH
                                                   SECURITIES FUND   SECURITIES FUND  SECURITIES FUND/VA   INCOME FUND/VA
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                    324      138   1,012      335      706      351      343     116
 Transfers between funds                              (48)     174     818   (1,894)     313       56       61       2
 Surrenders and terminations                       (1,491)  (2,162) (3,019)  (4,727)     (83)      (2)     (40)     (3)
 Rescissions                                           (8)      (2)    (17)    (142)      (7)      (9)     (35)     (1)
 Bonus                                                  5        1      16        -       10       14        7       5
 Other transactions                                    (4)      (4)     (7)      (9)       -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (1,222)  (1,855) (1,197)  (6,437)     939      410      336     119
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)



                                                   OPPENHEIMER                         PIMCO VIT
                                                   MAIN STREET        PIMCO VIT        STOCKSPLUS         PIMCO VIT
                                                    GROWTH &          HIGH YIELD       GROWTH AND        TOTAL RETURN
                                                  INCOME FUND/VA    BOND PORTFOLIO  INCOME PORTFOLIO    BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                  1,263      470     382       60      274       74    1,260     151
 Transfers between funds                              309      160     335        3      169       12      997       9
 Surrenders and terminations                          (81)      (5)    (21)       -      (10)       -      (29)     (1)
 Rescissions                                          (83)      (4)     (5)       -       (2)      (2)     (21)      -
 Bonus                                                 26       22       5        1        6        3       34       9
 Other transactions                                     -        -       -        -        -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                     1,434      643     696       64      437       87    2,241     168
==================================================================================================================================


                                                                      SP STRATEGIC     SELIGMAN
                                                     SP JENNISON        PARTNERS         GLOBAL         SELIGMAN
                                                    INTERNATIONAL       FOCUSED        TECHNOLOGY       SMALL-CAP
                                                  GROWTH PORTFOLIO  GROWTH PORTFOLIO    PORTFOLIO     VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     51     -        127     -         530      526      468     105
 Transfers between funds                              149     -        140     -         108       97      266      13
 Surrenders and terminations                          (42)    -          -     -         (27)      (4)     (15)     (1)
 Rescissions                                            -     -          -     -         (20)      (7)     (12)     (1)
 Bonus                                                  1     -          3     -          13       18       13       5
 Other transactions                                     -     -          -     -           -        -        -       -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      159     -        270     -         604      630      720     121
==================================================================================================================================


                                                     TEMPLETON         TEMPLETON        TEMPLETON        TEMPLETON
                                                       ASSET      DEVELOPING MARKETS  GLOBAL INCOME       GROWTH
                                                    STRATEGY FUND   SECURITIES FUND  SECURITIES FUND   SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                      9       62     165      193       13       29      441     344
 Transfers between funds                             (332)    (346)   (600)    (955)    (207)    (341)    (989)   (616)
 Surrenders and terminations                         (520)    (672) (2,100)  (3,100)    (686)  (1,170)  (4,559) (7,315)
 Rescissions                                            -       (3)     (1)     (16)       -       (9)      (8)     (8)
 Bonus                                                  -        -       3        1        -        -        5       -
 Other transactions                                    (1)      (2)     (5)      (6)      (1)      (2)     (10)    (13)
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                      (844)    (961) (2,538)  (3,883)    (881)  (1,493)  (5,120) (7,608)
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                      TEMPLETON
                                                    TEMPLETON       INTERNATIONAL        TEMPLETON      VAN KAMPEN LIT
                                                   INTERNATIONAL       SMALLER        PACIFIC GROWTH      ENTERPRISE
                                                 SECURITIES FUND    COMPANIES FUND    SECURITIES FUND     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    250      234      53       43       11       84       80      92
 Transfers between funds                              265     (545)   (338)      89   (5,452)    (466)     (79)     11
 Surrenders and terminations                       (4,694)  (7,420)   (240)    (399)    (349)  (1,971)     (10)     (2)
 Rescissions                                           (1)     (21)      -       (4)       -       (5)      (5)      -
 Bonus                                                  -        -       -        -        -        -        3       4
 Other transactions                                   (11)     (12)      -       (1)      (1)      (5)       -      -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                    (4,191)  (7,764)   (525)    (272)  (5,791)  (2,363)     (11)    105
==================================================================================================================================


                                                   VAN KAMPEN LIT  VAN KAMPEN USAZ
                                                     GROWTH AND        EMERGING        ALGER AMERICAN    USAZ ALGER
                                                  INCOME PORTFOLIO  GROWTH PORTFOLIO    GROWTH FUND      GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    178      113     703      -       324      -       123       -
 Transfers between funds                             (122)      30     535      -       353      -       198       -
 Surrenders and terminations                           (4)       -     (18)     -        (9)     -        (9)      -
 Rescissions                                           (2)      (2)    (16)     -        (1)     -        (2)      -
 Bonus                                                  9        6      17      -         7      -         3       -
 Other transactions                                     -        -       -      -         -      -         -       -
----------------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions                        59      147   1,221      -       674      -       313       -
==================================================================================================================================


                                                                    USAZ VAN KAMPEN  USAZ VAN KAMPEN
                                                   USAZ VAN KAMPEN    GROWTH AND       AGGRESSIVE    USAZ VAN KAMPEN
                                                     GROWTH FUND      INCOME FUND      GROWTH FUND      COMSTOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    326      -     1,016      -       142     -      1,048        -
 Transfers between funds                              254      -       631      -       132     -        792        -
 Surrenders and terminations                          (12)     -       (41)     -       (3)     -        (28)       -
 Rescissions                                           (5)     -       (14)     -       (6)     -        (19)       -
 Bonus                                                 13      -        32      -        3      -         25        -
 Other transactions                                     -      -         -      -        -      -          -        -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       576      -     1,624      -      268      -      1,818        -
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                   USAZ ALLIANCE
                                                   USAZ ALLIANCE      CAPITAL        USAZ ALLIANCE
                                                      CAPITAL         LARGE CAP      CAPITAL GROWTH      USAZ PIMCO
                                                  TECHNOLOGY FUND     GROWTH FUND    AND INCOME FUND     VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                     18     -        44      -         27      -        19        -
 Transfers between funds                              389     -       198      -        286      -       317        -
 Surrenders and terminations                            -     -        (1)     -         (3)     -        (9)       -
 Rescissions                                            -     -         -      -          -      -        (1)       -
 Bonus                                                  -     -         1      -          1      -         -        -
 Other transactions                                     -     -         -      -          -      -         -        -
----------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions                       407     -       242      -        311      -       326        -
==================================================================================================================================


                                                                     USAZ PIMCO     USAZ TEMPLETON       AZOA VIP
                                                     USAZ PIMCO      GROWTH AND        DEVELOPED        DIVERSIFIED
                                                  RENAISSANCE FUND   INCOME FUND      MARKETS FUND      ASSETS FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
 Purchase payments                                     91     -         11      -        -       -       234       34
 Transfers between funds                              616     -        191      -       20       -        87      163
 Surrenders and terminations                          (17)    -          -      -        -       -       (37)     (15)
 Rescissions                                           (1)    -          -      -        -       -         -        -
 Bonus                                                  2     -          -      -        -       -         4        -
 Other transactions                                     -     -          -      -        -       -         -        -
----------------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions                       691     -        202      -       20       -       288      182
==================================================================================================================================



                                                   AZOA VIP FIXED    AZOA VIP GLOBAL     AZOA VIP         AZOA VIP
                                                     INCOME FUND   OPPORTUNITIES FUND   GROWTH FUND   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    2001    2000     2001     2000     2001    2000     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
Contract transactions
 Purchase payments                                    295       38      31      10      239      33    3,979    1,919
 Transfers between funds                              466       99      43       -       81      83    6,603     (839)
 Surrenders and terminations                          (87)     (12)      1       -      (20)    (11)    (314)      (7)
 Rescissions                                           (7)       -       -       -        -      (3)    (225)     (40)
 Bonus                                                  7        1       -       -        8       -      165      106
 Other transactions                                     -        -       -       -        -       -        -        -
----------------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions                       674      126      75      10      308     102   10,208    1,139
==================================================================================================================================


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY
   (IN THOUSANDS) (CONTINUED)

                                                    TOTAL
                                                  ALL FUNDS
------------------------------------------------------------------------
                                              2001       2000
------------------------------------------------------------------------
Contract transactions
 Purchase payments                            29,910    13,016
 Transfers between funds                       3,519    10,179
 Surrenders and terminations                 (56,881)  (84,088)
 Rescissions                                    (850)     (572)
 Bonus                                           611       363
 Other transactions                             (115)     (130)
------------------------------------------------------------------------
Total Net Contract Transactions               23,806)  (61,232)
========================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



6. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratio, and total return for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:


                                               AT DECEMBER 31                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                              ---------------------------------------------  -------------------------------------------------
                                     UNITS    UNIT FAIR VALUE                 INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                 OUTSTANDING     LOWEST TO      NET ASSETS      INCOME      LOWEST TO        LOWEST TO
                                  (THOUSANDS)      HIGHEST     (THOUSANDS)      RATIO        HIGHEST*         HIGHEST**
                              ---------------------------------------------  -------------------------------------------------
AIM V.I. Capital Appreciation Fund   1,447   $6.69 to $6.80         9,730          0.00%   1.15% to 2.00%  -24.81% to -24.16%
AIM V.I. Growth Fund                 4,507   $0.49 to $5.70        25,569          0.19%   1.15% to 2.00%  -35.10% to -34.64%
AIM V.I. International Equity Fund     641   $5.82 to $5.92         3,753          0.39%   1.15% to 2.00%  -25.05% to -24.41%
AIM V.I. Value Fund                  1,861   $7.36 to $7.48        13,780          0.23%   1.15% to 2.00%  -14.30% to -13.57%
Alger American Growth Portfolio      3,136   $0.69 to $8.02        25,100          0.27%   1.15% to 2.00%  -13.48% to -12.83%
Alger American
   Leveraged AllCap Portfolio        1,645   $0.65 to $7.51        12,296          0.00%   1.15% to 2.00%  -17.52% to -16.90%
Alger American MidCap
   Growth Portfolio                  1,517   $9.82 to $9.98        14,979          0.00%   1.15% to 2.00%    -8.38% to -7.60%
Alger American Small
   Capitalization Portfolio            361   $5.02 to $5.11         1,824          0.08%   1.15% to 2.00%  -30.91% to -30.32%
Davis VA Financial Portfolio           656 $11.64 to $11.83         7,682          0.07%   1.15% to 2.00%  -12.16% to -11.40%
Davis VA Real Estate Portfolio         342 $12.89 to $13.10         4,434          5.33%   1.15% to 2.00%      3.40% to 4.29%
Davis VA Value Portfolio             1,658   $9.54 to $9.69        15,918          0.84%   1.15% to 2.00%  -12.18% to -11.42%
Franklin Aggressive
   Growth Securities Fund            1,119   $0.51 to $5.75         6,419          0.20%   1.15% to 1.49%  -23.85% to -23.69%
Franklin Global Communications
   Securities Fund                  13,400  $0.52 to $18.43       242,050          0.08%   1.15% to 2.00%  -30.80% to -30.21%
Franklin Global Health
   Care Securities Fund              1,781  $0.94 to $14.03        24,912          0.17%   1.15% to 1.49%  -14.50% to -14.33%
Franklin Growth and
   Income Securities Fund           20,129  $0.87 to $30.14       600,661          0.32%   1.15% to 2.00%    -4.22% to -3.39%
Franklin High Income Fund            7,560  $0.65 to $18.93       139,801         17.19%   1.15% to 2.00%      2.11% to 2.98%
Franklin Income Securities Fund     17,086  $0.87 to $29.31       493,404          7.33%   1.15% to 2.00%    -1.25% to -0.40%
Franklin Large Cap
   Growth Securities Fund           14,363  $0.99 to $18.56       270,632          0.58%   1.15% to 2.00%  -13.19% to -12.45%
Franklin Money Market Fund          11,438  $0.88 to $16.30       183,001          4.05%   1.15% to 1.49%      2.25% to 2.46%
Franklin Natural Resources
   Securities Fund                   2,047  $0.58 to $12.21        24,319          0.97%   1.15% to 1.49%  -20.47% to -20.26%
Franklin Real Estate Fund            4,251  $0.84 to $30.41       126,659          4.21%   1.15% to 2.00%      5.74% to 6.67%
Franklin Rising Dividends
   Securities Fund                  12,700  $0.89 to $25.66       324,192          0.09%   1.15% to 2.00%    11.31% to 12.31%
Franklin S&P 500 Index Fund          4,958   $0.71 to $8.17        41,513          0.97%   1.15% to 2.00%  -14.56% to -13.54%
Franklin Small Cap Fund             12,429  $0.93 to $20.17       252,254          0.53%   1.15% to 2.00%  -16.93% to -16.20%
Franklin Technology Securities Fund    921   $0.47 to $5.23         4,820          0.00%   1.15% to 1.49%  -30.63% to -30.41%
Franklin U.S. Government Fund       17,036  $0.99 to $22.26       369,768          7.37%   1.15% to 2.00%      5.23% to 6.14%
Franklin Value Securities Fund       2,882  $0.84 to $10.77        31,558          0.51%   1.15% to 2.00%    11.53% to 12.61%
Franklin Zero Coupon Fund 2005       1,972  $1.00 to $28.57        54,431          6.44%   1.15% to 2.00%      6.77% to 7.68%
Franklin Zero Coupon Fund 2010       1,585  $0.99 to $30.42        46,528          7.11%   1.15% to 2.00%      3.52% to 4.41%
J.P. Morgan International
   Opportunities Portfolio             124   $6.97 to $7.08           871          0.96%   1.15% to 2.00%  -20.75% to -20.07%
J.P. Morgan U.S. Disciplined
   Equity Portfolio                    218   $7.97 to $8.10         1,745          0.63%   1.15% to 2.00%  -13.66% to -12.92%
Mutual Discovery Securities  Fund   10,565  $0.85 to $14.87       160,131          2.12%   1.15% to 2.00%    -1.76% to -0.92%
Mutual Shares Securities Fund       23,782  $0.94 to $15.83       379,768          1.99%   1.15% to 2.00%      4.91% to 5.81%
Oppenheimer Global
   Securities Fund/VA                1,348   $8.90 to $9.04        12,067          0.47%   1.15% to 2.00%  -13.79% to -13.05%
Oppenheimer High Income Fund/VA        454   $9.47 to $9.63         4,332          6.25%   1.15% to 2.00%     -0.06% to 0.80%
Oppenheimer Main Street
   Growth & Income Fund/VA           2,071   $8.25 to $8.38        17,183          0.38%   1.15% to 2.00%  -11.95% to -11.19%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
December 31, 2001



6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                               AT DECEMBER 31                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                              ---------------------------------------------  -------------------------------------------------
                                     UNITS    UNIT FAIR VALUE                 INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                 OUTSTANDING     LOWEST TO      NET ASSETS      INCOME      LOWEST TO        LOWEST TO
                                  (THOUSANDS)      HIGHEST     (THOUSANDS)      RATIO        HIGHEST*         HIGHEST**
                              ---------------------------------------------  -------------------------------------------------
PIMCO VIT High Yield
   Bond Portfolio                      761   $0.98 to $9.99         7,364          8.16%   1.15% to 2.00%      0.32% to 1.18%
PIMCO VIT StocksPLUS
   Growth and Income Portfolio         521   $0.81 to $8.31         4,284          5.74%   1.15% to 2.00%  -13.20% to -12.45%
PIMCO VIT Total Return
   Bond Portfolio                    2,410  $1.15 to $11.78        27,627          4.62%   1.15% to 2.00%      6.23% to 7.15%
SP Jennison International
   Growth Portfolio                    158   $0.71 to $5.37           846          0.30%   1.15% to 2.00%  -37.20% to -36.66%
SP Strategic Partners Focused
   Growth Portfolio                    268   $0.82 to $6.62         1,766          0.00%   1.15% to 2.00%  -17.40% to -16.69%
Seligman Global
   Technology Portfolio              1,232   $5.84 to $5.93         7,236          0.00%   1.15% to 2.00%  -23.60% to -22.95%
Seligman Small-Cap Value Portfolio     842 $16.46 to $16.73        13,936          0.00%   1.15% to 2.00%    21.06% to 22.10%
Templeton Asset Strategy Fund        2,107  $0.65 to $15.35        27,296          1.53%   1.15% to 1.49%  -11.16% to -10.98%
Templeton Developing Markets
   Securities Fund                   8,223   $0.51 to $7.79        63,526          0.99%   1.15% to 2.00%    -9.91% to -9.14%
Templeton Global Income
   Securities Fund                   2,539  $0.88 to $17.72        43,946          3.77%   1.15% to 1.49%      0.86% to 1.11%
Templeton Growth Securities Fund    21,215  $0.87 to $19.30       410,225          2.15%   1.15% to 2.00%    -3.28% to -2.37%
Templeton International
   Securities Fund                  19,656  $0.69 to $18.20       354,538          3.21%   1.15% to 2.00%  -17.67% to -16.93%
Templeton International Smaller
   Companies Fund                    1,143  $0.70 to $10.85        12,748          3.43%   1.15% to 1.49%    -3.95% to -3.75%
Van Kampen LIT Enterprise Portfolio     96   $6.76 to $6.86           651          0.23%   1.15% to 2.00%  -21.93% to -21.33%
Van Kampen LIT Growth
   and Income Portfolio                203 $11.08 to $11.24         2,263          0.04%   1.15% to 2.00%    -7.59% to -6.89%
Van Kampen Emerging
   Growth Portfolio1                 1,222   $0.79 to $8.23        10,019          0.00%   1.15% to 2.00%  -18.87% to -18.41%
USAZ Alger American Growth Fund1       674   $0.87 to $9.15         6,173          0.00%   1.15% to 2.00%    -9.02% to -8.51%
USAZ Alger Strategic Growth Fund1      309   $0.88 to $9.20         2,853          0.00%   1.15% to 2.00%    -8.53% to -8.01%
USAZ Van Kampen Capital Growth Fund1   572   $0.91 to $9.54         5,455          0.00%   1.15% to 2.00%    -5.18% to -4.64%
USAZ Van Kampen Growth
   and Income Fund1                  1,627   $0.92 to $9.68        15,836          1.09%   1.15% to 2.00%    -3.71% to -3.16%
USAZ Van Kampen Aggressive
   Growth Fund1                        269   $0.77 to $8.04         2,154          0.00%   1.15% to 2.00%  -20.08% to -19.62%
USAZ Van Kampen Comstock Fund1       1,824   $0.89 to $9.36        17,053          1.15%   1.15% to 2.00%    -6.88% to -6.35%
USAZ Alliance Capital
   Technology Fund2                    408  $1.06 to $10.75         4,380          0.00%   1.15% to 2.00%      7.37% to 7.51%
USAZ Alliance Capital Large Cap
   Growth Fund2                        241  $1.04 to $10.53         2,536          0.00%   1.15% to 2.00%      5.18% to 5.31%
USAZ Alliance Capital Growth
   and Income Fund2                    313  $1.03 to $10.45         3,368          1.35%   1.15% to 2.00%      4.35% to 4.48%
USAZ PIMCO Value Fund2                 328  $1.08 to $10.94         3,683          0.25%   1.15% to 2.00%      9.29% to 9.43%
USAZ PIMCO Renaissance Fund2           693  $1.09 to $11.00         7,711          0.00%   1.15% to 2.00%     9.86% to 10.01%
USAZ PIMCO Growth and Income Fund2     204  $1.00 to $10.14         2,095          1.98%   1.15% to 2.00%      1.32% to 1.45%
USAZ Templeton Developed
   Markets Fund2                        19  $1.01 to $10.23           196          0.00%   1.15% to 2.00%      2.19% to 2.32%
AZOA VIP Diversified Assets Fund       480  $0.88 to $10.25         4,919          3.81%   1.15% to 2.00%    -2.41% to -1.57%
AZOA VIP Fixed Income Fund             816  $0.99 to $11.45         9,595          5.86%   1.15% to 2.00%      5.94% to 6.31%
AZOA VIP GlobalOpportunities Fund       88   $0.62 to $6.35           565          0.00%   1.15% to 2.00%  -25.09% to -24.45%
AZOA VIP Growth Fund                   440   $0.66 to $7.65         3,333          0.61%   1.15% to 2.00%  -20.34% to -19.65%
AZOA VIP Money Market Fund          11,347  $1.04 to $10.63       120,221          2.47%   1.15% to 2.00%      1.22% to 2.09%

The unit values, expense ratios, and total returns are presented in ranges representing the various contracts offered by the Variable Account and allocating payments to each sub account.

*    Annualized
**   Total return does not reflect payment of sales charge.
1.   Period from May 1, 2001 (fund commencement) to December 31, 2001.
2.   Period from November 5, 2001 (fund commencement) to December 31, 2001.


62


                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 2001 and 2000

                                        ----------------------------------------




ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Independent Auditors' Report


THE BOARD OF DIRECTORS
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

As also discussed in note 1 to the consolidated financial statements, in 1999 the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.



January 16, 2002

                                        1
-----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Consolidated Balance Sheets
DECEMBER 31, 2001 AND 2000 (IN THOUSANDS EXCEPT SHARE DATA)
  ASSETS                                                                                    2001              2000
                                                                                     -----------------------------
Investments:
   Fixed maturity securities, at fair value ........................................ $ 7,512,646         5,590,904
   Securities held under agreements to repurchase, at fair value ...................     815,969                 0
   Equity securities, at fair value ................................................     476,427           600,922
   Mortgage loans on real estate, net ..............................................     665,991           566,547
   Short-term securities ...........................................................     297,648           309,524
   Policy loans ....................................................................      31,933            25,336
   Real estate .....................................................................     355,403           305,269
   Partnerships ....................................................................      32,863            28,566
   Options .........................................................................     173,410
                                                                                                           101,796
   Loan to Parent Company ..........................................................     100,000                 0
   Investment in equity method investees ...........................................       4,779             3,655
   Other long-term investments .....................................................       1,841             3,380
                                                                                     -----------------------------
     Total investments .............................................................  10,468,910         7,535,899
Cash ...............................................................................      65,808            41,627
Accrued investment income ..........................................................     116,256            88,298
Receivables (net of allowance for uncollectible accounts of $6,484 in 2001
   and $3,358 in 2000) .............................................................     245,198           309,047
Reinsurance recoverable:
   Recoverable on future policy benefit reserves ...................................   4,257,639         4,457,505
   Recoverable on unpaid claims ....................................................     438,655           358,567
   Receivable on paid claims .......................................................      60,416            63,034
Goodwill (net of accumulated amortization of $37,959 in 2001 and $20,591 in 2000) ..     304,074           312,122
Value of business acquired (net of accumulated amortization of $58,829 in 2001
   and $34,478 in 2000) ............................................................     160,645           189,454
Deferred acquisition costs .........................................................   1,165,432           941,511
Home office property and equipment (net of accumulated depreciation of $14,106
   in 2001 and $23,437 in 2000) ....................................................     110,516            52,630
Federal income tax recoverable .....................................................      50,959               652
Other assets .......................................................................      54,600            65,815
                                                                                     -----------------------------
   Assets, exclusive of separate account assets ....................................  17,499,108        14,416,161
Separate account assets ............................................................   5,667,840         6,822,883
                                                                                     -----------------------------
   Total assets .................................................................... $23,166,948        21,239,044
                                                                                     =============================



          See accompanying notes to consolidated financial statements.

                                        2
                                        ----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Consolidated Balance Sheets (continued)
DECEMBER 31, 2001 AND 2000 (IN THOUSANDS EXCEPT SHARE DATA)
     LIABILITIES AND STOCKHOLDER'S EQUITY                                                   2001              2000
                                                                                     -----------------------------
Liabilities
   Future benefit reserves:
      Life ......................................................................... $ 2,076,105         2,014,015
      Annuity ......................................................................  11,372,817         9,060,710
   Policy and contract claims ......................................................     856,950           912,539
   Unearned premiums ...............................................................      41,503            48,907
   Reinsurance payable .............................................................      89,687           146,826
   Deferred income on reinsurance ..................................................     146,144           166,503
   Deferred income taxes ...........................................................       1,062            15,361
   Accrued expenses ................................................................      87,881            90,159
   Commissions due and accrued .....................................................      64,471            57,173
   Other policyholder funds ........................................................     127,800           136,911
   Mortgage notes payable ..........................................................     108,848            46,136
   Securities held under agreements to repurchase ..................................     819,968                 0
   Amounts drawn in excess of bank balances ........................................      85,799            49,247
   Other liabilities ...............................................................      56,160            56,210
                                                                                     -----------------------------
        Liabilities, exclusive of separate account liabilities .....................  15,935,195        12,800,697
   Separate account liabilities ....................................................   5,667,840         6,822,883
                                                                                     -----------------------------
        Total liabilities ..........................................................  21,603,035        19,623,580
                                                                                     =============================
Stockholder's Equity:
   Common stock, $1 par value, 20 million shares authorized, issued and outstanding       20,000            20,000
   Additional paid-in capital ......................................................     830,274           830,274
   Retained earnings ...............................................................     693,375           738,354
   Accumulated other comprehensive income ..........................................      20,264            26,836
                                                                                     -----------------------------
        Total stockholder's equity .................................................   1,563,913         1,615,464

Commitments and contingencies (notes 7 and 12)
                                                                                     -----------------------------
        Total liabilities and stockholder's equity ................................. $23,166,948        21,239,044
                                                                                     =============================



          See accompanying notes to consolidated financial statements.

                                        3
-----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Consolidated Statements of Operations

YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999 (IN THOUSANDS)

                                                                                2001             2000              1999
                                                                           ----------------------------------------------
Revenue:
   Life insurance premiums ................................................$   476,025           453,789           440,011
   Other life policy considerations .......................................     61,714            61,482            38,801
   Annuity considerations .................................................    200,564           186,393           239,070
   Accident and health premiums ...........................................    593,675           654,874           843,906
                                                                           -----------------------------------------------
     Total premiums and considerations ....................................  1,331,978         1,356,538         1,561,788
   Premiums and annuity considerations ceded ..............................    374,997           345,279           478,239
                                                                           -----------------------------------------------
     Net premiums and considerations ......................................    956,981         1,011,259         1,083,549
   Investment income, net .................................................    520,012           403,899           279,982
   Realized investment (losses) gains .....................................    (97,534)          122,851           112,253
   Other ..................................................................     76,646            84,912            72,301
                                                                           -----------------------------------------------
     Total revenue ........................................................  1,456,105         1,622,921         1,548,085
                                                                           -----------------------------------------------
Benefits and expenses:
   Life insurance benefits ................................................    491,763           458,203           382,464
   Annuity benefits .......................................................    514,754           402,170           248,520
   Accident and health insurance benefits .................................    460,987           521,616           765,257
                                                                           -----------------------------------------------
     Total benefits .......................................................  1,467,504         1,381,989         1,396,241
   Benefit recoveries .....................................................    480,932           441,218           443,441
                                                                           -----------------------------------------------
     Net benefits .........................................................    986,572           940,771           952,800
   Commissions and other agent compensation ...............................    494,135           397,020           304,816
   General and administrative expenses ....................................    287,900           243,684           162,798
   Taxes, licenses and fees ...............................................     18,121            24,553            26,292
   Amortization of goodwill ...............................................     17,368            16,744             3,847
   Amortization of value of business acquired, net of interest credited ...     17,581            20,909             4,161
   Change in deferred acquisition costs, net ..............................   (316,439)         (139,748)          129,142
                                                                           -----------------------------------------------
     Total benefits and expenses ..........................................  1,505,238         1,503,933         1,583,856
                                                                           -----------------------------------------------
     (Loss) income from operations before income taxes ....................    (49,133)          118,988           (35,771)
                                                                           -----------------------------------------------
Income tax (benefit) expense:
   Current ................................................................     (2,544)           28,871            63,371
   Deferred ...............................................................     (7,867)          (15,917)          (73,727)
                                                                           -----------------------------------------------
     Total income tax (benefit) expense ...................................    (10,411)           12,954           (10,356)
                                                                           -----------------------------------------------
     (Loss) income before cumulative effect of change in accounting .......    (38,722)          106,034           (25,415)
Cumulative effect of change in accounting, net of tax benefit .............     (6,257)                0           (16,122)
                                                                           -----------------------------------------------
     Net (loss) income ....................................................$   (44,979)          106,034           (41,537)
                                                                           ===============================================


          See accompanying notes to consolidated financial statements.

                                        4
                                        ----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999 (IN THOUSANDS)
                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Net (loss) income.................................................    $   (44,979)         106,034           (41,537)
                                                                      ----------------------------------------------
Other comprehensive (loss) gain:
   Foreign currency translation adjustments, net of tax...........        (2,925)            (798)            1,461
                                                                      ----------------------------------------------
   Unrealized gains (losses) on fixed maturity and equity securities:
     Unrealized holding (losses) gains arising during the period net of effect on deferred policy acquisition costs of $86,817 for
     2001 and net of tax (benefit) expense of $(35,992)
     $23,155 and $(55,781) in 2001, 2000, and 1999, respectively..        (67,044)          43,001          (103,590)
   Reclassification adjustment for (gains) losses included in net income, net of tax benefit (expense) of $34,137, $(42,998),
     and $(39,289) in 2001, 2000, and 1999, respectively..........         63,397          (79,853)          (72,964)
                                                                      ----------------------------------------------
        Total unrealized holding (losses) gains...................         (3,647)         (36,852)         (176,554)
                                                                      ----------------------------------------------

        Total other comprehensive (loss)..........................         (6,572)         (37,650)         (175,093)
                                                                      ----------------------------------------------

        Total comprehensive (loss) income.........................    $   (51,551)          68,384          (216,630)
                                                                      ==============================================



          See accompanying notes to consolidated financial statements.


                                        5
-----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Consolidated Statements of Stockholder's Equity

YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999 (IN THOUSANDS)

                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Common stock:
     Balance at beginning and end of year.........................    $    20,000           20,000            20,000
                                                                      ----------------------------------------------
Additional paid-in capital:
     Balance at beginning of year.................................        830,274          830,274           407,088
     Capital contribution.........................................              0                0           423,186
                                                                      ----------------------------------------------
     Balance at end of year.......................................        830,274          830,274           830,274
                                                                      ----------------------------------------------
Retained earnings:
     Balance at beginning of year.................................        738,354          632,320           673,857
     Net (loss) income............................................        (44,979)         106,034           (41,537)
                                                                      ----------------------------------------------
     Balance at end of year.......................................        693,375          738,354           632,320
                                                                      ----------------------------------------------
Accumulated other comprehensive income:
   Accumulated unrealized holding gain:
     Balance at beginning of year.................................         32,382           69,234           245,788
     Net unrealized (loss) gain on investments during the year, net of deferred federal income taxes
        and deferred acquisition costs............................         (3,647)         (36,852)         (176,554)
                                                                      ----------------------------------------------
     Balance at end of year.......................................         28,735           32,382            69,234
Accumulated unrealized foreign currency (loss):
     Balance at beginning of year.................................         (5,546)          (4,748)           (6,209)
     Net unrealized (loss) gain on foreign currency translation
        during the year, net of deferred federal income taxes.....         (2,925)            (798)            1,461
                                                                      ----------------------------------------------
     Balance at end of year.......................................         (8,471)          (5,546)           (4,748)
                                                                      ----------------------------------------------
     Total accumulated other comprehensive income.................         20,264           26,836            64,486
                                                                      ----------------------------------------------
        Total stockholder's equity................................    $ 1,563,913        1,615,464         1,547,080
                                                                      ==============================================


          See accompanying notes to consolidated financial statements.

                                        6
                                        ----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Consolidated Statements of Cash Flows

DECEMBER 31, 2001, 2000 AND 1999 (IN THOUSANDS)
                                                                           2001             2000              1999
                                                                      ---------------------------------------------
Cash flows provided by (used in) operating activities:
   Net income (loss)..............................................    $   (44,979)        106,034           (41,537)
                                                                      ---------------------------------------------
   Adjustments to reconcile net income (loss) to net cash (used in)
     provided by operating activities:
Realized investment losses (gains) ...............................         97,534        (134,916)         (112,253)
Unrealized loss (gain) on options ................................         68,906          50,466           (10,472)
Deferred federal income tax (benefit) ............................         (7,867)        (15,917)          (82,409)
Charges to policy account balances ...............................        (50,148)        (45,354)          (66,945)
Interest credited to policy account balances .....................        411,728         310,005           251,303
Depreciation and amortization ....................................         22,202          22,352            (5,917)
Equity in earnings of equity method investees ....................         (4,682)         (2,659)             (690)
Change in:
  Accrued investment income ......................................        (27,958)        (14,524)           (1,921)
  Receivables ....................................................         69,049           1,819            17,873
  Reinsurance recoverable ........................................        122,396         136,414          (488,896)
  Deferred acquisition costs .....................................       (316,439)       (139,748)          128,296
  Future benefit reserves ........................................        130,745         219,191           (83,324)
  Policy and contract claims and other policyholder funds ........        (64,700)         19,315           206,366
  Unearned premiums ..............................................         (7,404)           (106)           (4,765)
  Reinsurance payable ............................................        (57,139)        (65,413)           13,820
  Deferred income on reinsurance .................................        (20,359)        (20,385)           80,823
  Current tax recoverable ........................................        (50,307)          9,832            (6,424)
  Accrued expenses and other liabilities .........................         (2,328)         10,460           (52,776)
  Commissions due and accrued ....................................          7,298           1,269             5,627
Other, net .......................................................          6,479         (11,508)            3,821
                                                                      ----------------------------------------------
          Total adjustments.......................................        327,006         330,593          (208,863)
                                                                      ----------------------------------------------
        Net cash provided by (used in) operating activities.......        282,027         436,627          (250,400)
                                                                      ----------------------------------------------

          See accompanying notes to consolidated financial statements.


                                        7
-----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Consolidated Statements of Cash Flows

DECEMBER 31, 2001, 2000 AND 1999 (IN THOUSANDS)

                                                                           2001             2000              1999
                                                                     -----------------------------------------------
Cash flows provided by (used in) operating activities:               $   282,027           436,627          (250,400)
        Purchase of fixed maturity securities .....................  $(4,296,080)       (2,048,850)       (1,171,682)
        Purchase of securities held under agreement to repurchase .     (812,219)                0                 0
        Purchase of equity securities .............................     (454,448)       (1,262,887)         (404,985)
        Purchase of real estate ...................................      (57,742)         (169,960)          (66,502)
        Purchase of options .......................................     (140,512)          (84,045)          (22,145)
        Funding of mortgage loans .................................     (124,437)          (85,559)         (114,840)
        Sale and redemption of fixed maturity securities ..........    2,442,611         1,101,652         1,123,115
        Matured fixed maturity securities .........................       65,080            93,125            21,280
        Sale of equity securities .................................      456,238         1,263,995           385,559
        Sale of real estate .......................................          686               487                 0
        Sale of interest in unconsolidated subsidiary .............        3,558                 0                 0
        Change in securities under agreements to repurchase .......      819,968                 0                 0
        Sale of options ...........................................          133                 0                 0
        Repayment of mortgage loans ...............................       24,993            47,945            41,355
        Net change in short-term securities .......................       11,833          (169,953)           38,121
        Purchase of home office property and equipment ............      (51,934)          (36,765)           (4,972)
        Purchase of interest in equity method investees ...........       (9,320)          (24,357)                0
        Loan to affiliate .........................................     (100,000)                0                 0
        Purchase of Life USA, net of cash acquired ................            0                 0          (370,881)
        Other, net ................................................      (17,388)          (24,914)           (5,438)
        Net cash used in investing activities .....................   (2,238,980)       (1,400,086)         (552,015)
                                                                     -----------------------------------------------
Cash flows provided by financing activities:
        Policyholders' deposits to account balances ...............  $ 2,958,810         1,957,756         1,033,877
        Policyholders' withdrawals from account balances ..........   (1,076,940)       (1,060,027)         (663,733)
        Change in amounts drawn in excess of bank balances ........       36,552            31,144             2,782
        Change in mortgage notes payable ..........................       62,712                 0                 0
        Capital contribution ......................................            0                 0           423,186
                                                                     -----------------------------------------------
        Net cash provided by (used in) operating activities .......    1,981,134           928,873           796,112
                                                                     -----------------------------------------------
        Net Change in cash ........................................       24,181           (34,586)           (6,303)
Cash at beginning of year .........................................       41,627            76,213            82,516
                                                                     -----------------------------------------------
Cash at end of year ...............................................  $    65,808            41,627            76,213
                                                                     ===============================================

          See accompanying notes to consolidated financial statements.


                                        8
                                        ----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Consolidated Statements of Cash Flows (continued)

YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999 (IN THOUSANDS)

                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Supplemental disclosures of noncash transactions:
   Fair value of assets acquired in acquisition of LifeUSA:
     Fixed maturity securities....................................    $         0                0         2,283,214
     Equity securities............................................              0                0            21,358
     Certificates of deposit and short-term securities............              0                0            11,285
     Policy loans.................................................              0                0            37,618
     Options......................................................              0                0            20,491
     Cash.........................................................              0                0            62,767
     Accrued investment income....................................              0                0            35,204
     Receivables (net of allowance for uncollectible accounts
        of $0, $0, $145)..........................................              0                0             4,768
     Recoverable on future policy benefit reserves - annuity......              0                0         3,023,377
     Deferred tax asset...........................................              0                0            29,825
     Other assets.................................................              0                0            21,291

   Liabilities assumed in acquisition of LifeUSA:
     Future policy benefit reserves - annuity.....................              0                0         5,395,155
     Reinsurance payable..........................................              0                0            69,022
     Accrued expenses.............................................              0                0            14,611
     Commissions due and accrued..................................              0                0             9,277
     Other policyholder funds.....................................              0                0            29,729
     Other liabilities............................................              0                0            42,552



          See accompanying notes to consolidated financial statements.


                                        9
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 2001 net revenues and considerations, 43%, 38% and 19% of the Company's business are life, accident and health and annuity, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies and third party marketing organizations.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.


BASIS OF PRESENTATION
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, LifeUSA Insurance Company (LifeUSA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of LifeUSA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.


TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH INSURANCE
Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when earned. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.


NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY BUSINESS
Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts, claims or benefits incurred in excess of the contractholder's balance, and the change in fair market value of embedded derivatives in the equity indexed annuity products.

                                        10
                                        ----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


VALUE OF BUSINESS ACQUIRED AND GOODWILL
The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance is summarized below.

                                    2001        2000         1999
                               ----------------------------------
Balance, beginning of year     $ 189,454   $ 210,363    $       0
Additions                              0           0      214,524
Interest                           6,770       7,433        1,975
Amortization                     (24,351)    (28,342)      (6,136)
Cumulative adjustment-FAS 133    (11,228)        0              0
                               ----------------------------------
Balance, end of year           $ 160,645   $ 189,454    $ 210,363
                               ----------------------------------

The net amortization of the VOBA in each of the next five years is expected to be: 2002 - $18,629; 2003 - $18,378; 2004 - $16,513; 2005 - $13,272; and 2006
-$12,280.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill related to the purchase of LifeUSA has been amortized on a straight-line basis over 20 years; all other goodwill has been amortized over 15 years. The value of both VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates are based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. Fair value of the asset is determined based on discounted estimated future cash flows of business purchased or future business, as applicable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.


DEFERRED ACQUISITION COSTS
Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 2001, 2000, and 1999 were $117,854, $162,746, and $312,036, respectively.


FUTURE POLICY BENEFIT RESERVES
Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 3.5% to 6%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions. For equity indexed products, the policyholder obligation is divided into two parts - one part representing the fair value of the index benefit over the life of the contract, and the residual representing the value of the host contract. The index benefit is valued at fair value using current capital market observations along with estimates of future policyholder behavior. The host contract is valued consistently with similar deferred annuity contracts without an index benefit.

                                       11
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost. Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.


POLICY AND CONTRACT CLAIMS
Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. The short-tailed claim and IBNR liabilities are not discounted, but those claim liabilities resulting from disability income or long term case benefits include interest and mortality discounting.


REINSURANCE
Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


INVESTMENTS
The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Securities held under agreements to repurchase are also carried at fair value. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method. In addition, as a result of market conditions and the growth of the Company's annuity business in 2001, it became necessary to adjust deferred policy acquisition costs and other benefits to policyholders for unrealized gains and losses on available for sale instruments that support policyholder liabilities. Changes in the fair value of available for sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for deferred policy acquisition costs and deferred taxes that would have been recorded if these investments would have been sold as of the balance sheet date.

Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statement of Operations. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

As of December 31, 2001 and 2000, investments with a carrying value of $80,233 and $75,110, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

                                        12
                                        ----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity, securities held under agreements to repurchase and equity securities is based primarily on independent pricing services, broker quotes and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

INVESTMENTS RECORDED USING THE EQUITY METHOD

The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The excess of amounts invested over the proportionate equity in the investee's net assets has been accounted for as goodwill and is being amortized over a 15-year life. The Company's proportionate share of gains or losses is reflected in other income on the Consolidated Statement of Operations.


ACCOUNTING FOR OPTION CONTRACTS
Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 2001, management believes a proper economic hedge exists.

The option contracts are reported at fair value on the Consolidated Balance Sheet. The fair value of the options are obtained from counterparties and deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in investment income on the Consolidated Statement of Operations to offset increases or decreases in the future policy benefits liability for the index benefit that are shown in annuity benefits on the Consolidated Statement of Operations.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Three types of options are purchased; five-year options with daily averaging of the index during the last year of the contract, five-year cliquet options, which use monthly averaging of the index during each year and resets at each anniversary date of the option contract, and one-year call spread with monthly averaging of the index. The strike price depends on the product, index period, cap and credited rate.
The Company only purchases option contracts from counterparties rated A or better and the option contracts are not used for trading purposes.


ACCOUNTING FOR FORWARD COMMITMENT CONTRACTS
As of December 31, 2001 and 2000 the Company had outstanding commitments of $0 and $669,450, respectively, to purchase securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) on a "to be announced" (TBA) basis. The interest rates on these securities ranged from 6.5% to 7.5%. The Company received income from commitments of this type totaling $20,943, $23,436, and $296 in 2001, 2000 and 1999, respectively, which is included in investment income on the Consolidated Statement of Operations.


SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE
During the last quarter of 2001, the Company entered into mortgage backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identified certain securities for delivery in the current month and simultaneously contracted with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities identified. As of December 31, 2001, mortgage backed

                                       13
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

securities underlying such agreements were carried at a market value of $815,969. Other liabilities of $819,968 represent funds received under these agreements. The interest rate on these securities was 6.5%. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $6,206 in 2001, which is included in investment income on the Consolidated Statement of Operations.


HOME OFFICE PROPERTY AND EQUIPMENT
Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters were capitalized until the facility became operational. These costs will be amortized over a thirty-nine year period. Capitalized costs, including interest, incurred in 2001 were $60,400. Interest was capitalized in connection with the construction and recorded as part of the asset to which it relates and will be amortized over the asset's estimated useful life. In 2001 and 2000, $2,197 and $796, respectively, of interest was capitalized. The amount amortized of the capitalized costs, including interest, during 2001 was $837.


INCOME TAXES
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.


SEPARATE ACCOUNTS
Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.


RECEIVABLES
Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables.

                                        14
                                        ----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


ACCOUNTING CHANGES
Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, was adopted effective January 1, 2001. The statement requires all derivatives (including certain derivative instruments embedded in contracts) to be recognized on the balance sheet at their fair values and changes in fair value recognized in earnings or as unrealized gains (losses) in other comprehensive income. The Company has marked all material derivative instruments to market. Adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative effect of change in accounting, net of taxes, of $6,257, which is being recognized as a loss in the Consolidated Statement of Operations. This loss is comprised of an $8,627 million net loss due to the bifurcation and fair value determination of embedded derivatives in the equity indexed annuity products off-set by a net gain of $2,370 to mark forward commitment contracts to fair market values.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, a replacement of SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement was effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement did not have a material impact on the consolidated financial statements.

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying Consolidated Statement of Operations.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.


ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED
In July 2001, the FASB issued Statement No. 141, Business Combinations, and Statement No. 142, Goodwill and Other Intangible Assets. Statement 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, as well as all purchase method business combinations completed after June 30, 2001. Statement 141 also specifies criteria that must be met in order for the intangible assets acquired in a purchase method business combination to be recognized and reported apart from goodwill. Statement 142 will require that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of Statement 142.

The Company is required to adopt the provisions of Statement 141 immediately, and Statement 142 effective January 1, 2002. Furthermore, goodwill and intangible assets determined to have an indefinite useful life acquired in a purchase business combination completed after June 30, 2001, but before Statement 142 is adopted in full, will not be amortized, but will continue to be evaluated for impairment in accordance with the appropriate pre-Statement 142 accounting literature. Goodwill and intangible assets acquired in business combinations completed before July 1, 2001 will continue to be amortized and tested for impairment in accordance with the pre-Statement 142 accounting literature prior to the full adoption of Statement 142.

Statement 141 will require, upon adoption of Statement 142, that the Company evaluate its existing intangible assets and goodwill that were acquired in a prior purchase business combination, and make any necessary reclassifications in order to conform with the new criteria in Statement 141 for recognition apart from goodwill. Upon adoption of Statement 142, the Company will be required to

                                       15
-----------------------------------------



ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)

reassess the useful lives and residual values of all intangible assets acquired, and make any necessary amortization period adjustments by the end of the first interim period after adoption. In addition, to the extent an intangible asset is identified as having an indefinite useful life, the Company will be required to test the intangible asset for impairment in accordance with the provisions of Statement 142 within the first interim period. Any impairment loss will be measured as of the date of adoption and recognized as the cumulative effect of a change in accounting principle in the first interim period.

As of the date of adoption, the Company expects to have unamortized goodwill in the amount of $304,074, which will be subject to the provisions of Statements 141 and 142. Amortization expense related to the goodwill was $17,368, $16,744 and $3,847 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company did acquire two minority-owned organizations after June 30, 2001 that resulted in goodwill of $5,000. Since these acquisitions were completed after June 30, 2001 goodwill was not amortized throughout the remainder of the year. The Company is continuing to research Statement 142 but does not anticipate reporting goodwill impairment upon adoption.

Statement of Financial Accounting Standard No. 143, Accounting for Asset Retirement Obligations, addresses the accounting for obligations arising from the retirement of all tangible long-lived assets and expands the scope to include obligations that are identifiable by the entity upon acquisition and construction and during the operating life of a long-lived asset. This statement is effective for financial statements issued for fiscal years beginning after June 15, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

Statement of Financial Accounting Standards No. 144, Accounting for Impairment or Disposal of Long-Lived Assets, replaces FASB Statement No. 121, Accounting for the Impairment f Long-Lived Assets and for Long-Lived Assets to Be Disposed Of as well as APB Opinion No. 30, Reporting Results of Operations - Reporting the Effects of Disposal of a Segment of a Business. This statement is effective for financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within those fiscal years. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.


RECLASSIFICATIONS
Certain prior year balances have been reclassified to conform to the current year presentation.

                                        16
                                        ----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(2) BUSINESS COMBINATION

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of LifeUSA Holding, Inc. that it did not already own for approximately $423,000 in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements only include the results of LifeUSA's operations from the date of acquisition. The value of business acquired was approximately $215,000 and is amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308,000 was recorded as goodwill and is amortized on a straight-line basis over 20 years through 2001.

During 1999, expenses of approximately $7,000 were recorded related to the acquisition of LifeUSA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and LifeUSA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 assuming the acquisition occurred on January 1, 1999.


                                                              UNAUDITED
                                                                1999
                                                            -----------
Total revenue .......................................       $ 1,766,792
Net (loss) income ...................................           (44,624)
                                                            -----------

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1999 or that may result in the future.

                                       17
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


3) INVESTMENTS

Investments at December 31, 2001 consist of:
                                                                                                               AS
                                                                                                            SHOWN ON
                                                                         AMORTIZED        ESTIMATED       CONSOLIDATED
                                                                           COST             FAIR             BALANCE
                                                                          OR COST           VALUE             SHEET
                                                                      ----------------------------------------------
Fixed maturity securities:
   U.S. government................................................    $ 1,453,503        1,461,090         1,461,090
   States and political subdivisions..............................         75,510           77,281            77,281
   Foreign government.............................................         95,761          101,023           101,023
   Public utilities...............................................        249,845          247,030           247,030
   Corporate securities...........................................      4,793,792        4,896,747         4,896,747
   Mortgage backed securities.....................................        378,771          380,102           380,102
   Collateralized mortgage obligations............................        328,756          349,373           349,373
                                                                      ----------------------------------------------
     Total fixed maturities.......................................    $ 7,375,938        7,512,646         7,512,646
                                                                      ----------------------------------------------
Securities held under agreements to repurchase....................    $   812,219          815,969           815,969
                                                                      ----------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies........................          1,300            2,350             2,350
     Industrial and miscellaneous.................................        476,645          466,271           466,271
   Preferred stocks...............................................          7,806            7,806             7,806
                                                                      ----------------------------------------------
     Total equity securities......................................    $   485,751          476,427           476,427
                                                                      ----------------------------------------------
Other investments:
   Mortgage loans on real estate..................................        665,991            XXXXX           665,991
   Certificates of deposit and short-term securities..............        297,648            XXXXX           297,648
   Policy loans...................................................         31,933            XXXXX            31,933
   Real estate....................................................        355,403            XXXXX           355,403
   Partnerships...................................................         32,863            XXXXX            32,863
   Options........................................................        278,612            XXXXX           173,410
   Loan to parent company.........................................        100,000            XXXXX           100,000
   Investment in equity method investees..........................          4,779            XXXXX             4,779
   Other long-term investments....................................          1,841            XXXXX             1,841
                                                                      ----------------------------------------------
     Total other investments......................................    $ 1,769,070            XXXXX         1,663,868
                                                                      ----------------------------------------------
     Total investments............................................    $10,442,978            XXXXX        10,468,910
                                                                      ==============================================


                                        18
                                        ----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(3) INVESTMENTS (CONTINUED)

At December 31, 2001 and 2000, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                         AMORTIZED       GROSS            GROSS           ESTIMATED
                                                           COST        UNREALIZED       UNREALIZED           FAIR
                                                          OR COST         GAINS           LOSSES            VALUE
                                                       ------------------------------------------------------------
2001:
 Fixed maturity securities:
   U.S. government................................     $1,453,503         18,287           10,700         1,461,090
   States and political subdivisions..............         75,510          2,671              900            77,281
   Foreign government.............................         95,761          5,293               31           101,023
   Public utilities...............................        249,845          3,582            6,397           247,030
   Corporate securities...........................      4,793,792        183,614           80,659         4,896,747
   Mortgage backed securities.....................        378,771          2,959            1,628           380,102
   Collateralized mortgage obligations............        328,756         20,631               14           349,373
                                                       ------------------------------------------------------------
     Total fixed maturity securities..............      7,375,938        237,037          100,329         7,512,646
   Securities held under agreements to repurchase         812,219          3,750                0           815,969
   Equity securities..............................        485,751         33,677           43,001           476,427
                                                       ------------------------------------------------------------
     Total........................................     $8,673,908        274,464          143,330         8,805,042
                                                       ============================================================
2000:
 Fixed maturity securities:
   U.S. government................................        798,968         27,286              162           826,092
   States and political subdivisions..............         86,944          2,234            1,111            88,067
   Foreign government.............................        143,091          3,952               98           146,945
   Public utilities...............................        173,045          3,487            4,011           172,521
   Corporate securities...........................      3,536,710         80,945          121,740         3,495,915
   Mortgage backed securities.....................        294,327         11,466              177           305,616
   Collateralized mortgage obligations............        541,085         14,912              249           555,748
                                                       ------------------------------------------------------------
     Total fixed maturity securities..............      5,574,170        144,282          127,548         5,590,904
   Equity securities..............................        567,837        136,513          103,428           600,922
                                                       ------------------------------------------------------------
     Total........................................     $6,142,007        280,795          230,976         6,191,826
                                                       ============================================================

The net unrealized gains (losses) included in stockholder's equity consists of the following at December 31:

                                                                           2001             2000              1999
                                                                      ----------------------------------------------
   Fixed maturities..........................................         $   136,708           16,734          (132,813)
   Securities held under agreements
     to repurchase...........................................               3,750                0                 0
   Equities..................................................              (9,324)          33,085           239,327
   Adjustments for:
     Deferred policy acquisition costs.......................             (86,817)               0                 0
     Deferred taxes..........................................             (15,582)         (17,437)          (37,280)
                                                                      ----------------------------------------------
   Net unrealized gains......................................              28,735           32,382            69,234
                                                                      ==============================================

                                       19
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(3) INVESTMENTS (CONTINUED)

The changes in net unrealized gain and (losses) on fixed maturity securities and securities held under agreements to repurchase before adjustments for deferred taxes and deferred policy acquisition costs increased (decreased) $123,724, $149,547, and $(277,300) in each of the years ended December 31, 2001, 2000 and 1999, respectively.

The changes in net unrealized gains and (losses) in equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks were $(42,409), $(206,242), and $5,676 for the years ended December 31, 2001,
2000 and 1999, respectively.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             AMORTIZED        ESTIMATED
                                                               COST          FAIR VALUE
                                                             --------------------------
   Due in one year or less ...............................   $   76,796          79,480
   Due after one year through five years .................    2,191,194       2,260,992
   Due after five years through ten years ................    2,506,092       2,521,820
   Due after ten years ...................................    1,894,330       1,920,880
   Mortgage backed securities and collateralized
      mortgage obligations................................      707,526         729,474
                                                             --------------------------
     Totals ..............................................   $7,375,938       7,512,646
                                                             ==========================

Proceeds from sales of available-for-sale fixed maturity securities investments during 2001, 2000 and 1999 were $2,343,370, $595,935, and $923,571, respectively. Gross gains of $51,706, $12,308, and $14,709 and gross losses of $35,434, $22,673, and $19,183 were realized on sales of securities in 2001, 2000 and 1999, respectively. In 2001, a loss of $35,674 was recognized on fixed maturity securities for other than temporary impairment. The Company also purchased and sold forward commitments of $5,323,595 during 2001.

Proceeds from the sale of available-for-sale equity securities investments were $456,238, $1,263,995, and $385,559, during 2001, 2000 and 1999, respectively.
Gross gains of $84,386, $185,969, and $137,211 and gross losses of $78,928,
$41,099, and $20,534 were realized on those sales in 2001, 2000 and 1999, respectively. In 2001 and 2000, losses of $85,631 and $12,100, respectively, were recognized on equity securities for other than temporary impairment.

As of December 31, 2001 and 2000, the Company held options with an amortized cost of $278,612 and $135,176, and fair market value of $173,410 and $101,796, respectively. The notional amounts of the option contracts were $1,716,248 and $838,517 at December 31, 2001 and 2000, respectively.

                                        20
                                        ----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(3) INVESTMENTS (CONTINUED)

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Fixed maturity securities........................................     $   (19,402)         (10,365)           (4,474)
Equity securities................................................         (80,573)         132,770           116,677
Mortgage loans...................................................               0                0            (1,680)
Real estate......................................................           5,857                0             2,331
Other............................................................          (3,416)             446              (601)
                                                                      ----------------------------------------------
   Net gains before taxes........................................         (97,534)         122,851           112,253
Tax (benefit) expense on net realized (losses) gains.............         (34,137)          42,998            39,289
                                                                      ----------------------------------------------
   Net (losses) gains after taxes................................     $   (63,397)          79,853            72,964
                                                                      ==============================================

The valuation allowances on mortgage loans at December 31, 2001, 2000 and 1999 and the changes in the allowance for the years then ended are summarized as follows:
                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Beginning of Year................................................     $    11,279           11,279             9,599
   Charged to operations.........................................               0                0             1,680
   Charged to allowance..........................................          (1,094)               0                 0
                                                                      ----------------------------------------------
End of Year......................................................     $    10,185           11,279            11,279
                                                                      ==============================================

Major categories of net investment income for the respective years ended
December 31 are:
                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Interest:
   Fixed maturity securities....................................      $   453,837          351,203           210,332
   Mortgage loans...............................................           47,744           43,125            40,011
   Policy loans.................................................            1,695            1,658               737
   Short-term securities........................................           16,786           17,796             1,823
Dividends:
   Preferred stock..............................................               93               19               212
   Common stock.................................................            5,019            5,852             5,259
Change in market value of options...............................          (68,906)         (50,466)           10,472
Interest on assets held by reinsurers...........................            6,023            6,483             8,097
Forward commitment income.......................................           34,023           23,436               296
Rental income on real estate....................................           47,861           24,615            13,356
Other invested assets...........................................           16,535               80               759
                                                                      ----------------------------------------------
     Total investment income....................................          560,710          423,801           291,354

Investment expenses.............................................           40,698           19,902            11,372
                                                                      ----------------------------------------------
     Net investment income......................................      $   520,012          403,899           279,982
                                                                      ==============================================

                                       21
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)

(4) SUMMARY TABLE OF FAIR VALUE DISCLOSURES
                                                                   2001                               2000
                                                        ------------------------------------------------------------
                                                          CARRYING         FAIR           CARRYING            FAIR
                                                           AMOUNT          VALUE           AMOUNT             VALUE
                                                           -------         -----           -------            -----
Financial assets
   Fixed maturity securities:
     U.S. Government...............................    $1,461,090      1,461,090          826,092           826,092
     States and political subdivisions.............        77,281         77,281           88,067            88,067
     Foreign governments...........................       101,023        101,023          146,945           146,945
     Public utilities..............................       247,030        247,030          172,521           172,521
     Corporate securities..........................     4,896,747      4,896,747        3,495,915         3,495,915
     Mortgage backed securities....................       380,102        380,102          305,616           305,616
     Collateralized mortgage obligations...........       349,373        349,373          555,748           555,748

   Securities held under agreements to repurchase..       815,969        815,969                0                 0
   Equity securities...............................       476,427        476,427          600,922           600,922
   Mortgage loans..................................       665,991        700,322          566,547           591,485
   Short term securities...........................       297,648        297,648          309,524           309,524
   Policy loans....................................        31,933         31,933           25,336            25,336
   Options.........................................       173,410        173,410          101,796           101,796
   Loan to parent company..........................       100,000        100,000                0                 0
   Cash............................................        65,808         65,808           41,627            41,627
   Separate accounts assets........................     5,667,840      5,667,840        6,822,883         6,822,883

Financial liabilities
   Investment contracts............................    11,099,358      9,543,979        8,846,849         7,332,724
   Securities held under agreements to repurchase..       819,968        819,968                0                 0
   Mortgage notes payable..........................       108,848        108,848           46,136            46,136
   Separate account liabilities....................     5,667,840      5,572,641        6,822,883         6,719,606
                                                       ============================================================


See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(5) LONG TERM DEBT

On April 26, 2000, the Company entered into a Loan Agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan is for the purchase of land and the construction of the Company's new headquarters. The interest is treated as an additional advance at the end of each month and is calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit is 0.15625% on the portion available. If there is a draw on the letter of credit, interest is calculated at prime plus 2%. As of December 31, 2001 and 2000, the amount drawn on the loan, including capitalized interest, was $99,848 and $37,136, respectively. The Company did not draw on the letter of credit and it was cancelled on October 25, 2001. The loan will mature on April 29, 2002, however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA or US Treasury securities equal to 110% of the principal outstanding plus the maximum amount which may be drawn under the letter of credit. As of December 31, 2001 and 2000, $109,981 and $42,736 was pledged in accordance with the agreement, respectively.

                                        22
                                        ----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(6) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2001 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

Activity in the accident and health claim reserves is summarized as follows:
                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $124,463, $184,880 and $133,174................   $   382,805          385,051           375,190

Adjustment primarily related to commutation and assumption
   reinsurance on blocks of business..............................        (90,030)               0           (53,585)
Incurred related to:
   Current year...................................................        261,015          305,805           439,065
   Prior years....................................................        (10,371)            (547)            5,557
                                                                      ----------------------------------------------
Total incurred                                                            250,644          305,258           444,622
                                                                      ----------------------------------------------
Paid related to:
   Current year...................................................        128,854          119,238           186,750
   Prior years....................................................        146,800          188,266           194,426
                                                                      ----------------------------------------------
 Total paid.......................................................        275,654          307,504           381,176
                                                                      ----------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of  $126,398, $124,463, $184,880..................    $   267,765          382,805           385,051
                                                                      ==============================================

As a result of changes in estimates of claims incurred in prior years, the accident and health claim reserves incurred decreased by $10,371 and $547 in 2001 and 2000, respectively. The change in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for accident and health claim reserves. Additional losses of $5,557 were incurred in 1999 on prior year incurred claims primarily on the reinsurance assumed (non-HMO) business. Paid claims in 2001 and 2000 are significantly lower than 1999 due to the termination of the reinsurance assumed business and discontinuation of the broker administrator business.

                                       23
-----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(7) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           PERCENTAGE
                                                           ASSUMED         CEDED                            OF AMOUNT
                                            DIRECT       FROM OTHER      TO OTHER            NET             ASSUMED
YEAR ENDED                                  AMOUNT        COMPANIES      COMPANIES         AMOUNT            TO NET
                                       ------------------------------------------------------------------------------
December 31, 2001:
Life insurance in force...........     $29,148,472    194,301,542     25,852,914      197,597,100              98.3%
                                       ------------------------------------------------------------------------------
Premiums:
   Life...........................        147,396         390,343        122,058          415,681              93.9%
   Annuities......................        200,117             447         23,359          177,205               0.3%
   Accident and health............        452,519         141,156        229,580          364,095              38.8%
                                       ------------------------------------------------------------------------------
     Total premiums...............     $  800,032         531,946        374,997          956,981              55.6%
                                       ==============================================================================

December 31, 2000:
Life insurance in force...........     $36,767,941    168,888,297     24,531,393      181,124,845              93.2%
                                       ------------------------------------------------------------------------------
Premiums:
   Life...........................        184,310         330,961        126,045          389,226              85.0%
   Annuities......................        185,388           1,005         13,343          173,050               0.6%
   Accident and health............        480,539         174,335        205,891          448,983              38.8%
                                       ------------------------------------------------------------------------------
     Total premiums...............     $  850,237         506,301        345,279        1,011,259              50.1%
                                       ==============================================================================
December 31, 1999:
Life insurance in force...........     $36,994,161    129,809,733     24,174,006      142,629,888              91.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life...........................        205,208         273,604         67,069          411,743              66.5%
   Annuities......................        199,341          39,729         95,232          143,838              27.6%
   Accident and health............        541,847         302,059        315,938          527,968              57.2%
                                       ------------------------------------------------------------------------------
     Total premiums...............     $  946,396         615,392        478,239        1,083,549              56.8%
                                       ==============================================================================


Included in reinsurance recoverables at December 31, 2001 are $2,094,812, $878,968, and $583,942 recoverable from three insurers who, as of December 31, 2001, were rated A or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance inforce of $5,958,233, $4,779,834, and $3,387,592, in 2001, 2000 and 1999, respectively, and life insurance premiums earned of $10,774, $8,764, and $6,008, in 2001, 2000 and 1999, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $9,128, $161, and $3,131, in 2001, 2000 and 1999, respectively.

                                        24
                                        ----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)



(7) REINSURANCE (CONTINUED)

Throughout 2001, the Company has entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group accident and health reinsurance assumed business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded group accident and health and life premium of $55,398 and received expense allowances of $11,921 in 2001.

Effective January 1, 2001, the Company entered into a coinsurance agreement with its subsidiary, LifeUSA, to coinsure all retained business of LifeUSA including life insurance policies, annuity contracts, and long term care policies. The transaction also involved the Company recapturing annuity business previously ceded to LifeUSA. As this transaction was with LifeUSA, there was no impact to the Company on a consolidated basis. On a statutory basis, in connection with this agreement, the Company assumed $3,045,259 of future benefit reserves and paid a ceding commission of $180,500 to LifeUSA.

Effective May 1, 2001, the Company entered into an assumption reinsurance agreement whereby a Canadian disability block of business was sold to an unrelated insurance company. Assumption reinsurance transfers all duties, obligations and liabilities in connection with these policies to the unrelated insurance company. The Company transferred reserves of $77,778 and recognized a loss of $3,836 in connection with this agreement. In 2001, the Company also entered in to a commutation agreement with an unrelated company transferring net reserves of $12,252 and recognizing a gain of $6,934.

Effective December 31, 2001, the Company entered into a combination coinsurance and modified coinsurance contract as well as a yearly renewable term reinsurance agreement with an unrelated insurance company to reinsure a block of traditional life business. This agreement does not qualify as reinsurance according to Statement of Financial Accounting Standard (SFAS)113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, but does qualify as financial reinsurance under statutory accounting. In connection with this agreement, the Company ceded, on a statutory basis, premium of $97,929, recognized a recoverable on future benefit reserves of $85,159 and a ceding allowance of $63,472. Impact under GAAP accounting is immaterial.

Effective December 31, 2001, the Company entered into another combination coinsurance and modified coinsurance contract with an unrelated insurance company to reinsure a block of inforce variable annuity business. This agreement also did not qualify as reinsurance under SFAS 113, but is reported as financial reinsurance under statutory reporting. In connection with this agreement, the Company ceded, on a statutory basis, premium of $1,540,000, recognized a recoverable on future benefit reserves of $15,000 and a ceding allowance of $15,000. Impact under GAAP accounting is immaterial.

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. In March of 2000, there was an additional settlement related to this coinsurance agreement in which the Company recognized a ceding commission of $1,334 and transferred reserves of $621. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. During 2001, 2000 and 1999 $6,247, $6,038 and $0 was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2001 and 2000 was $78,537 and $84,784, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2001, 2000, and 1999, $12,617, $13,844, and $14,996, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2001 and 2000 was $64,647 and $77,203, respectively.

                                       25
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(8) INCOME TAXES


INCOME TAX (BENEFIT) EXPENSE
Total income tax (benefit) expense for the years ended December 31 are as follows:

                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Income tax expense attributable to operations:
   Current tax (benefit) expense................................      $    (2,544)          28,871            63,371
   Deferred tax benefit.........................................           (7,867)        (15,917)          (73,727)
                                                                      ----------------------------------------------
Total income tax (benefit) expense attributable to operations...      $   (10,411)         12,954           (10,356)
Tax benefit due to cumulative effect of change in accounting....           (3,369)              0            (8,682)
                                                                      ----------------------------------------------
Total income tax (benefit) expense attributable to net income...          (13,780)         12,954           (19,038)
Income tax effect on equity:
   Income tax allocated to stockholder's equity:
     Attributable to unrealized gains and losses for the year...           (3,429)        (20,273)          (94,283)
                                                                      ----------------------------------------------

Total income tax effect on equity...............................      $   (17,209)         (7,319)         (113,321)
                                                                      ==============================================


COMPONENTS OF INCOME TAX (BENEFIT) EXPENSE
Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:

                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Income tax (benefit) expense computed at the statutory rate.......    $   (17,196)          41,646           (12,520)
Dividends received deductions and tax-exempt interest.............         (4,811)         (10,409)           (2,605)
Adequacy release..................................................              0          (28,010)                0
Foreign tax.......................................................           (949)             935            (1,014)
Interest on tax deficiency........................................              0                0               800
Prior year adjustment to dividends received deduction.............          5,015                0                 0
Goodwill amortization.............................................          5,827            5,678             1,365
Other.............................................................          1,703            3,114             3,618
                                                                      ----------------------------------------------
   Income tax (benefit) expense as reported.......................    $   (10,411)          12,954           (10,356)
                                                                      ==============================================

                                        26
                                        ----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)

(8) INCOME TAXES (CONTINUED)


COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET
Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:
                                                         2001              2000
                                                    ----------------------------
Deferred tax assets:
   Provision for post retirement benefits....       $    2,666             2,333
   Allowance for uncollectible accounts......              929               929
   Policy reserves...........................          357,480           284,790
   Net unrealized loss on investments........              212                 0
   Impaired assets...........................           22,066                 0
   Expense accruals..........................           28,969            36,334
   Other.....................................           13,905             3,675
                                                    ----------------------------
     Total deferred tax assets...............          426,227           328,061
                                                    ----------------------------
Deferred tax liabilities:
   Deferred acquisition costs................          364,651           263,370
   Net unrealized gain on investments........                0             5,511
   Value of business acquired ...............           60,156            66,309
   Other.....................................            2,482             8,232
                                                    ----------------------------
     Total deferred tax liabilities..........          427,289           343,422
                                                    ----------------------------
Net deferred tax liability...................       $    1,062            15,361
                                                    ============================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries and USAllianz Securities, Inc., generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $49,481, $16,051, and $57,121, in 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, the Company had a tax payable (recoverable) to (from) AZOA of $(24,300) and $8,904, respectively.

At December 31, 2001 and 2000, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $26,659 and $9,556, respectively. These amounts are for foreign taxes and LifeUSA taxes recoverable.

                                        27
                                        ----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(9) RELATED PARTY TRANSACTIONS

Effective January 26, 2001 the Company entered in to an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Insurance company, which have a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $6,681 was collected during the 2001 and is included in investment income on the Consolidated Statements of Operations.

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company reimbursed AZOA $10,003, $4,729, and $3,582, in 2001, 2000 and 1999,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $1,180 and $2,063 at December 31, 2001 and 2000, respectively, and is included in accrued expenses on the Consolidated Balance Sheet.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $1,811, $31, and $902 in 2001, 2000 and 1999, respectively. The Company's liability for data center and other system support charges was $358 and $1,237 at December 31, 2001 and 2000, respectively, and is included in accrued expenses on the Consolidated Balance Sheet.


(10) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (PRP), a defined contribution plan. The Company contributes to the plan based on a percentage of the participant's eligible salary. All eligible employees begin participating in the PRP on their hire date. Participants are 100% vested in company contributions after two years of service. It is the Company's policy to fund the plan costs as incurred. Total PRP contributions were $3,023, $1,992, and $2,025 in 2001, 2000 and 1999, respectively.

The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participant's pre-tax or after-tax contributions up to 15% of the participant's eligible compensation. Under the eligible employees' provisions, the Company will match 75% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service. The Company may decide to declare a profit sharing contribution under the AAAP based on its year-end results. Employees are not required to participate in the AAAP to be eligible for the profit sharing contribution. The expenses of administration of the Plan and the Trust Fund, including all fees of the Trustee, Investment Manager and Auditors, shall be payable from the Trust Fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees shall not be payable from the Trust Fund, but shall instead be paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $2,861, $2,144, and $980 in 2001, 2000 and 1999, respectively, toward the AAAP match contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or become employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2001 and 2000 was $7,527 and $6,573, respectively. This liability is included in other liabilities on the Consolidated Balance Sheet.

The Company is participating in an Employee Stock Purchase Plan established in 2001 by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz AG at a discounted price. An aggregate amount of

                                        28
                                        ----------------------------------------

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(10) EMPLOYEE BENEFIT PLANS (CONTINUED)

250,000 American Depository Shares are reserved for this plan. Allianz AG determines the purchase price of the shares. A committee appointed by AZOA determines the discount price. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz AG. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, was paid by the Company in 2001 and amounted to $235.


(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Effective January 1, 2001 the Company adopted Codification as prescribed by The National Association of Insurance Commissioners (NAIC) which resulted in an increase to statutory surplus of approximately $16,500. Codification changed the definition of what comprises prescribed versus permitted statutory accounting practices, and has resulted in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices on the Company's stand alone financial statements and the accompanying GAAP consolidated financial statements as of and for the year ended December 31 are as follows:

                                          STOCKHOLDER'S EQUITY                        NET INCOME (LOSS)
                                       -----------------------------------------------------------------------------
                                             2001           2000           2001             2000              1999
                                             -----          -----          -----            -----             -----
Statutory basis                        $   700,425         808,684       (285,137)          83,732            97,768
Adjustments:
   Change in reserve basis.............   (791,350)       (463,479)      (196,531)         (91,992)          (80,952)
   Deferred acquisition costs..........  1,165,432         941,511        316,439          139,748          (129,412)
   Value of business acquired..........    160,645         189,454        (17,581)         (20,909)           (4,161)
   Goodwill............................    198,822         212,891        (17,368)         (15,390)           (6,373)
   Net deferred taxes..................    (18,285)        (15,361)         8,520           15,917            73,727
   Statutory asset valuation reserve...     40,996         112,830              0                0                 0
   Statutory interest maintenance reserve   94,004          44,537         49,574           (9,310)           (3,967)
   Modified coinsurance reinsurance....    (23,504)        (25,543)        46,315           28,558            35,552
   Unrealized gains on investments.....     96,919         171,173              0                0                 0
   Nonadmitted assets..................     29,361          22,719              0                0                 0
   Deferred income on reinsurance......   (146,144)       (166,503)             0                0                 0
   Investment in subsidiaries..........     46,772        (190,543)             0                0                 0
   Valuation allowance on mortgage loans   (10,185)        (11,279)         1,094                0            (1,680)
   Loss from non-insurance subsidiaries          0               0         (1,555)          (7,510)          (11,714)
   Income from insurance subsidiaries..          0               0         82,674            6,236            29,425
   Other...............................     20,005         (15,627)       (31,423)         (23,046)          (39,750)
                                       -----------------------------------------------------------------------------
      As reported in the accompanying
         consolidated financial
         statements................... $ 1,563,913       1,615,464        (44,979)         106,034           (41,537)
                                       =============================================================================

                                       29
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2001 and 2000 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $70,043 can be paid in 2002 without prior approval of the Commissioner of Commerce.


REGULATORY RISK BASED CAPITAL
An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2001 and 2000.


PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.


(12) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant, is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company paid claims through 2001 of $38,800 and established provisions for benefits and expenses of $60,000 and $5,500 in 2000 and 1999, respectively, related to this case. There was no additional material impact to the income statement in 2001 related to the reserves. In the opinion of management, the reserves established sufficiently cover the company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. The exercise period for the various put options ranges from 5 to 11 years, the latest of which expires in 2010. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $75,000.

                                        30
                                        ----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)

The Company entered in to a sale and leaseback agreement effective December 27, 2001 related to certain furniture and equipment. The assets were removed from the balance sheet and sold for their net book value of $14,945. The term of the lease is 6.5 years. The Company also leases office space. Rent expense for all operating leases was $4,561, $3,323, and $2,862 in 2001, 2000 and 1999,
respectively. The future minimum lease payments required under these operating leases are as follows:

                   Operating Lease
----------------------------------
2002                      $  3,534
----------------------------------
2003                         2,750
----------------------------------
2004                         2,638
----------------------------------
2005                         3,181
----------------------------------
2006 and beyond              8,192
----------------------------------
Total                       20,295
==================================

(13) UNUSUAL EVENTS

The Company has reported claims of $15,700 in claims (net of retrocession) in 2001 related to the September 11, 2001 attack on the United States. The majority of the exposure was as a result of assumed reinsurance from various companies. There are $5,000 in outstanding claim reserves as of December 31, 2001. Management believes this reserve will be sufficient to cover any additional claims related to this event.


(14) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                           2001             2000              1999
                                                                      ----------------------------------------------
Beginning amount of cumulative translation adjustments                $    (5,546)          (4,748)           (6,209)
                                                                      ----------------------------------------------
Aggregate adjustment for the period resulting from
   translation adjustments...................................              (4,500)          (1,228)            2,248
Amount of income tax benefit (expense) for period related
   to aggregate adjustment...................................               1,575              430              (787)
                                                                      ----------------------------------------------
   Net aggregate translation included in equity..............              (2,925)            (798)            1,461
                                                                      ----------------------------------------------
Ending amount of cumulative translation adjustments..........         $    (8,471)          (5,546)           (4,748)
                                                                      ----------------------------------------------
Canadian foreign exchange rate at end of year................              0.6282           0.6672            0.6924
                                                                      ==============================================

                                       31
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(15) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2001, 2000 and 1999:

                                                                             AS OF DECEMBER 31
                                                       -------------------------------------------------------------
                                                                                                             OTHER
                                                          DEFERRED                                          POLICY
                                                           POLICY         FUTURE                          CLAIMS AND
                                                         ACQUISITION      BENEFIT         UNEARNED         BENEFITS
                                                            COSTS        RESERVES         PREMIUMS          PAYABLE
                                                       -------------------------------------------------------------
2001:
Life............................................       $  254,646      2,073,241            1,156            153,593
Annuities.......................................           900,108     11,298,838                0               327
Accident and health.............................            10,678          2,864           40,347           703,030
                                                       -------------------------------------------------------------
                                                       $ 1,165,432     13,374,943           41,503           856,950
                                                       ==============================================================

2000:
Life............................................       $   246,785      2,014,015            2,823           165,925
Annuities.......................................           690,254      9,007,312                0                25
Accident and health.............................             4,472              0           46,084           746,589
                                                       -------------------------------------------------------------
                                                       $   941,511     11,021,327           48,907           912,539
                                                       ==============================================================

1999:
Life............................................       $   231,927      1,847,955            3,049           116,569
Annuities.......................................           561,966      7,796,583                0             1,771
Accident and health.............................             7,870              0           45,964           809,575
                                                       -------------------------------------------------------------
                                                       $   801,763      9,644,538           49,013           927,915
                                                       ==============================================================

                                        32
                                        ----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999 (in thousands)


(15) SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)

The following table summarizes certain financial information by line of business for 2001, 2000 and 1999:

                                                              FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------------------------------------------
                                            PREMIUM                                      NET CHANGE
                                            REVENUE                                          IN
                                           AND OTHER         NET                           POLICY             OTHER
                                           CONTRACT      INVESTMENT                      ACQUISITION        OPERATING
                                        CONSIDERATIONS     INCOME        BENEFITS         COSTS (A)         EXPENSES
                                       -----------------------------------------------------------------------------
2001:
Life...............................    $   415,681          56,217        346,868           (9,099)          121,989
Annuities..........................        177,206         436,766        372,787         (297,172)          527,679
Accident and health................        364,094          27,029        266,917          (10,168)          150,487
                                       -----------------------------------------------------------------------------
                                       $   956,981         520,012        986,572         (316,439)          800,155
                                       =============================================================================
2000:
Life...............................    $   389,226          43,563        329,805          (14,858)          156,021
Annuities..........................        173,050         337,533        254,183        (128,288)           347,694
Accident and health................        448,983          22,803        356,783            3,398           161,542
                                       -----------------------------------------------------------------------------
                                       $ 1,011,259         403,899        940,771         (139,748)          665,257
                                       =============================================================================
1999:
Life...............................    $   411,743          36,171        319,210          (14,665)          153,281
Annuities..........................        143,838         216,554        168,451          133,268           166,715
Accident and health................        527,968          27,257        465,139           10,539           173,910
                                       -----------------------------------------------------------------------------
                                       $ 1,083,549         279,982        952,800          129,142           493,906
                                       =============================================================================


(a)  See note 1 for total gross amortization.


                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

The following financial Statements of the Company are included in Part B hereof.

      1. Independent Auditors' Report.
      2. Consolidated Balance Sheets as of December 31, 2001 and 2000.
      3. Consolidated Statements of Operations for the years ended December 31, 2001, 2000 and 1999.
      4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2001, 2000 and 1999.
      5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2001, 2000 and 1999.
      6. Consolidated Statements of Cash Flows for the years ended
         December 31, 2001, 2000 and 1999.
      7. Notes to Consolidated Financial Statements - December 31, 2001, 2000 and 1999.

      The following financial statements of the Variable Account are included in Part B hereof.

      1. Independent Auditors' Report.
      2. Statements of Assets and Liabilities as of December 31, 2001.
      3. Statements of Operations for the period ended December 31, 2001.
      4. Statements of Changes in Net Assets for the years ended
         December 31, 2001 and 2000.
      5. Notes to Financial Statements - December 31, 2001.

      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal  Underwriter's  Agreement(2)
      3.b. General Agency Agreement(6)
      4.   Individual  Variable  Annuity  Contract(5)
      4.a. Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement(3)
      4.b. Traditional Death  Benefit  Endorsement(5)
      4.c. Enhanced Death Benefit Endorsement(5)
      4.d. Traditional Guaranteed Minimum Income Benefit Endorsement(5)
      4.e. Enhanced Guaranteed Minimum Income Benefit Endorsement(5)
      4.f. Charitable Remainder Trust Endorsement(3)
      4.g. Individual Retirement Annuity Endorsement(5)
      4.h. Unisex Endorsement(5)
      4.i. Pension Plan and Profit Sharing Plan Endorsement(5)
      4.j. Group Pension Plan Death Benefit Endorsement(3)
      4.k. 403(b) Annuity Endorsement(5)
      5.   Application  for  Individual  Variable  Annuity  Contract(3)
      6.   (i)   Copy  of  Articles  of  Incorporation of the Company(1)
           (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7.   Not Applicable
      8.a. Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(4)
        b. Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(4)
        c. Form of Fund Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America(5)
        d. Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America(5)
        e. Form of Fund Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(5)
        f. Form of Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America(5)
        g. Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC(7)
        h. Form of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America (8)
        i. Form of Fund Participation Agreement between Van Kampen
           Life Investment Trust, Van Kampen Funds Inc,
           Van Kampen Asset Management and Allianz Life of North
           America (9)
        j. Form of Fund Participation Agreement between Van Kampen
           Funds, Inc., and USAllianz Investor Services, LLC (9)
        k. Portfolio Management Agreement between USAllianz
           Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (9)
        l. Portfolio Management Agreement between USAllianz
           Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (9)
        m. Portfolio Management Agreement between USAllianz
           Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (9)
        n. Portfolio Management Agreement between USAllianz
           Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P. (9)
        o. Portfolio Management Agreement between USAllianz
           Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P. (9)
        p. Portfolio Management Agreement between USAllianz
           Advisers, LLC,USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC. (9)
        q. Form of Fund Participation Agreement between Dreyfus Investment Portfolios and Allianz Life Insurance Company of North America

       9.   Opinion and Consent of Counsel
      10.   Independent Auditors' Consent
      11.   Not Applicable
      12.   Not Applicable
      13.   Calculation of Performance Data
14. Company Organizational Chart(6)
15. Powers of Attorney (9)


(1) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on July 6, 1999.
(4) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(5) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on
     April 27, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(8) Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on
     April 26, 2001.
(9) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on October 29, 2001.




Item  25.    Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
- ----------------------------  ---------------------------------

Robert W. MacDonald             Chairman of the Board
5701 Golden Hills Drive
Minneapolis, MN 55416

Margery G. Hughes               President
5701 Golden Hills Drive
Minneapolis, MN 55416

Mark A. Zesbaugh                Chief Executive Officer and
5701 Golden Hills Drive         Director
Minneapolis, MN 55416

Gabrielle Matzdorff             Sr. Vice President and
5701 Golden Hills Drive         Chief Financial Officer
Minneapolis, MN 55416

Denise Blizil                   Senior Vice President -
5701 Golden Hills Drive         Chief Administrative Officer
Minneapolis, MN 55416

Charles Kavitsky                Senior Vice President -
5701 Golden Hills Drive         Chief Marketing Officer
Minneapolis, MN 55416

Suzanne Pepin                   Senior Vice President -
5701 Golden Hills Drive         Chief Legal Officer
Minneapolis, MN 55416

Neil McKay                      Senior Vice President -
5701 Golden Hills Drive         Chief Actuary
Minneapolis, MN 55416

Paul M Saffert                  Director
Allianz of America Corp.
777 San Marin Drive
Novato, CA 94998

Michael Diekmann                Director
Allianz AG
Koeniginstrausse 28
D-80802
Munich, Germany

Michael P. Sullivan             Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht           Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Rev. Dennis Dease               Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell               Director
c/o Wells Fargo and Company
Wells Fargo Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt               Director
Commerce One, Inc.
4440 Rosewood Drive
Pleasanton, CA 94588-3050



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618).



Item 27. Number of Contract Owners

As of February 28, 2002 there were 2,282 qualified Contract Owners and 2,093 non-qualified Contract Owners with Contracts in the separate account.



Item 28. Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Preferred  Life  Variable  Account  C


     b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


                          Positions and Offices
Business Address          with Underwriter
- ----------------------  ----------------------

Christopher H.Pinkerton    Chairman, Chief Executive Officer, President,
5701 Golden Hills Drive    Chief Manager & Director
Minneapolis, MN 55416

Tracy H. Gardner           Chief Administrative Officer &
5701 Golden Hills Drive    Sr. Vice President
Minneapolis, MN 55416

Michael M. Ahles           Chief Financial Officer & Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Catherine Q. Farley        Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Cynthia M. Robeck          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jennifer J. Wagner         Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Keith L. Johnson           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Carol B.Shaw               Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Corey J. Walther           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Dave Schliesman            Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jeffrey W. Kletti          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Myron Rothstein            Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Patrick Allen              Divisional VP - NE
5701 Golden Hills Drive
Minneapolis, MN  55416

Edward Barrett             Divisional VP - SE
5701 Golden Hills Drive
Minneapolis, MN  55416

Kevin Rooney               Divisional VP - MID
5701 Golden Hills Drive
Minneapolis, MN  55416

Gerald Boucher             Divisional VP - W
5701 Golden Hills Drive
Minneapolis, MN  55416

Chris Johnston             Divisional VP - Wirehouse
5701 Golden Hills Drive
Minneapolis, MN  55416

Wayne Peterson             Compliance Officer
5701 Golden Hills Drive
Minneapolis, MN  55416

Stewart Gregg              Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416

Jan Witort                 Assistant Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416




     c.  Not Applicable


Item 30. Location of Accounts and Records

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31. Management Services

Not  Applicable


Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.




                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.




                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 22nd day of April, 2002.


                                  ALLIANZ LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART GREGG
                                     --------------------------------
                                          Stewart Gregg
                                          Senior Counsel


                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART GREGG
                                      ------------------------------
                                           Stewart Gregg
                                           Senior Counsel






Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title


Robert W. MacDonald*       Chairman of the Board                     04/22/2002
Robert W. MacDonald

Margery G. Hughes*         President                                 04/22/2002
Margery G. Hughes

Mark A. Zesbaugh*          Director and Chief Executive Officer      04/22/2002
Mark A. Zesbaugh

Michael P. Sullivan*       Director                                  04/22/2002
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director                                  04/22/2002
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director                                  04/22/2002
Rev. Dennis J. Dease

James R. Campbell*         Director                                  04/22/2002
James R. Campbell

Robert M. Kimmitt*         Director                                  04/22/2002
Robert M. Kimmitt

Michael Diekmann*          Director                                  04/22/2002
Michael Diekmann

Paul M Saffert*            Director                                  04/22/2002
Paul M Saffert

Gabrielle Matzdorff*       Director                                  04/22/2002
Gabrielle Matzdorff


                                    *By    Power  of  Attorney


                                     By: /S/ STEWART GREGG
                                         --------------------
                                         Stewart Gregg
                                         Senior Counsel

                                    EXHIBITS

                                       TO

                          POST-EFFECTIVE AMENDMENT NO. 5

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA





                                INDEX TO EXHIBITS

EXHIBIT

EX-99.B8.q  Form of Fund Participation Agreement - Dreyfus Investment Portfolios

EX-99.B9    Opinion and Consent of Counsel

EX-99.B10   Independent Auditors' Consent

EX-99.B13   Calculation of Performance Data

EX-99.B15   Powers of Attorney